UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Becky L. Park

The Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Bond Fund of America® Annual report for the year ended December 31, 2023

Invest with a stable,
long-term approach

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

The Bond Fund of America seeks as high a level of current income as is consistent with the preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Refer to page 4 for Class F-2 and Class A share results with relevant sales charges deducted. For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Refer to capitalgroup.com for more information.

The fund’s 30-day yield as of December 31, 2023, was 4.61% for Class F-2 shares and 4.18% for Class A shares calculated in accordance with the U.S. Securities and Exchange Commission formula. The fund’s distribution rate as of that date was 3.84% for Class F-2 shares and 3.44% for Class A shares. The Class A share results for both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	Investment portfolio

79	Financial statements

107	Board of trustees and other officers

Fellow investors:

Slowing inflation and moderating economic growth led the U.S. Federal Reserve (the Fed) to soften its stance, marking a potential end to a hiking cycle that began in March 2022. Bond markets experienced a year-end rally, providing relief to investors after one of the most aggressive rate-hiking campaigns in decades. For the 12-month period ended December 31, The Bond Fund of America returned 4.98% for class F-2 shares.

By way of comparison, the Bloomberg U.S. Aggregate Index, a measure of the broader investment-grade (BBB/Baa and above) bond market, returned 5.53%. The fund’s peer group, as measured by the Lipper Core Bond Funds Average, returned 5.84%.

The fund paid dividends totaling just over 44 cents per share during the period. For investors, this amounted to an income return of 3.94% with dividends reinvested, or 3.87% if taken in cash.

Bond market overview

Last year was characterized by intense volatility as the market seesawed in response to murky readings on the path of inflation, Fed policy changes and the health of the U.S. economy. Early in the year, many investors hoped that declining inflation could pave the way for a more accommodative Fed. Markets were also on watch for a potential recession and signs of strain from higher interest rates. In March, those fears appeared to manifest with the collapse of several banks. Yields plunged on fears of a broader downturn, but the fallout was brief as regulators moved swiftly to seize failed lenders and limit contagion and panic.

A downturn did not materialize, and instead the U.S. economy came surging back with GDP growth reaching nearly 5% annualized in the third quarter. “Surprisingly resilient” was a phrase that came to characterize everything from the state of the labor market to consumer spending and the U.S. economy at large. Against this backdrop, the Fed raised the federal funds rate a full percentage point over the year, bringing the policy target range to a nearly 22-year high of 5.25%–5.5%. The Fed implemented what may be its final rate hike of the cycle in July, but volatility remained high. In September, the Fed slashed its projections for future rate cuts, and a narrative of “higher for longer” came to dominate markets.

Results at a glance

For periods ended December 31, 2023, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since class A inception on 5/28/74)

The Bond Fund of America (Class F-2 shares)[1]	4.98%	1.86%	2.21%	7.02%
The Bond Fund of America (Class A shares)	4.70	1.61	1.95	6.78
Bloomberg U.S. Aggregate Index[2]	5.53	1.10	1.81	6.71
Lipper Core Bond Funds Average[3]	5.84	1.24	1.73	6.57

Past results are not predictive of results in future periods.

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Bloomberg Index Services Limited. The Bloomberg U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays U.S. Government/Credit Index (now called “the Bloomberg U.S. Government/Credit Index”) was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[3]	Source: Refinitiv Lipper. Results for the Lipper averages do not reflect sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. To review the number of funds included in the Lipper category for each fund’s lifetime, please review the Quarterly Statistical Update, available on our website.

The Bond Fund of America	1

Inflation, which peaked at 9.1% in June 2022 and started the year at 6.4%, dropped to 3.4% by December — shifting closer to the Fed’s 2% target. By December, the Fed appeared to have reversed course on its restrictive rhetoric and provided its clearest indication yet that it was done hiking rates. The move caught the market by surprise and accelerated a building rally that drove down yields further and lifted bond returns. The 10-year U.S. Treasury yield finished 2023 at 3.88%, exactly where it started the year and down from an October high of near 5%.

The shape of the Treasury yield curve has been inverted — meaning shorter term bond yields are higher than longer term bond yields — since 2022. Two-year U.S. Treasuries ended the year at 4.25%, down from 4.43% at its start and after an October high of 5.22%. The relatively larger year-over-year decline in these shorter term Treasury yields versus 10-year Treasury yields led this part of the curve to steepen, meaning it became less inverted.

The annual return for the Bloomberg U.S. Aggregate Index1 (the “benchmark”) reached 5.53%, a stark reversal from a loss of 13.01% in 2022. The Bloomberg Global Aggregate Index2 recorded a 5.72% return in 2023.

As economic growth surprised to the upside, the Bloomberg U.S. Corporate Investment Grade Index3 gained 8.52%, with its risk premium relative to Treasuries (or “spread”) tightening 31 basis points. High-yield corporates did even better, with the Bloomberg U.S. Corporate High Yield Index4 returning 13.44% as spreads tightened by 146 basis points. Emerging markets debt also experienced double-digit returns, with the JPM EMBI Global Diversified Index5 gaining 11.09%.

The Bloomberg U.S. Mortgage Backed Securities Index6 posted a gain of 5.05%, with the sector bouncing back in the fourth quarter after being hampered by heightened interest rate volatility. The Bloomberg Municipal Bond Index7 posted higher gains than some of the taxable debt market, rising 6.40%. With inflation falling, the Bloomberg U.S. Treasury Inflation-Protected Securities Index8 posted a weaker relative return of 3.90%.

Inside the portfolio

Managers remained agile in response to changing market conditions, with the macro backdrop switching course a surprising number of times throughout the year. Through our gradual contrarian approach, we sought to be opportunistic in adding exposure when markets were favorable and to be disciplined sellers when valuations moved higher. We remained focused on building a highly liquid, conservative and higher quality portfolio that maintained a balanced profile across different risk factors.

In a year where the economy surprised to the upside, the portfolio experienced relative gains from both sector and security selection in asset classes ranging from securitized to corporate bonds and emerging markets debt. The fund moved from holding less exposure to agency mortgage-backed securities (MBS) than the benchmark to holding more exposure, increasing exposure by about 14 percentage points during the year. Managers had been adding exposure through much of the year but shifted to higher exposure relative to the benchmark in May after the sector was battered by the earlier banking industry turmoil. The decision helped the portfolio as the sector rallied significantly later in the year. The portfolio favored senior tranches of securitized credit such as asset-backed securities, holding more than the index through the year. That led to relative gains, as did security selection within the sector.

In corporate bonds, managers held modestly higher exposure relative to the index, which benefited the portfolio as corporate bonds rallied strongly in 2023. While managers moderated exposures as the rally continued and valuations became less compelling, security selection within corporate bonds such as a preference for high-quality industrials and financials —especially select money center banks — also contributed. Further down the credit spectrum, the portfolio benefited from some holdings that were upgraded from high yield to investment grade, which boosted returns alongside a broader credit rally. Managers are hopeful that more of the fund’s lower rated issuers, where it has modest exposure, will follow suit in the coming year.

The portfolio’s interest rate exposure collectively detracted, including yield curve positioning and duration (a measure of a portfolio’s sensitivity to interest rates changing). We maintained a steepening bias — favoring the shorter maturities of the yield curve against longer maturities —for much of the year. The yield curve did eventually steepen modestly over the course of the year, but not enough to overcome the negative income drag associated with the position. Duration positioning, particularly having a greater interest rate sensitivity than the benchmark at times through the year, was a detractor to results relative to the benchmark.

The fund’s interest rate strategies utilized interest rate swaps and futures to more efficiently execute the portfolio’s positioning based on how managers expected yields to move. These had mixed impacts on results, but ultimately helped to express managers’ convictions more efficiently.

Looking ahead

The market experienced elevated volatility in 2023, but two broad themes remained in place — slowing economic growth and decelerating inflation. Managers expect both themes to continue through 2024.

Managers expect that inflation will continue to decelerate this year, as a broader set of categories within inflation measures like the Consumer Price Index9 are experiencing slower price growth. The prices of material goods are trending toward deflation while those of services, where inflation has been more stubborn, are beginning to moderate. Though the path to lower overall inflation may be bumpy, we believe both headline and core inflation could fall within striking distance of the Fed’s 2% target rate by the second half of this year. Of course, there are risks that inflation could reaccelerate, but managers view that as an unlikely outcome. Several components of inflation, such as rents, work with long lags, which

2	The Bond Fund of America

means we have yet to see their potential disinflationary impact.

If inflation continues its downward trend, managers believe the Fed will lower its policy rate by the middle of 2024, if not sooner. Should the economy stay on its present course, managers anticipate that the Fed will need to cut rates simply to maintain the current restrictive stance of policy as inflation slows, and then cut even more to shift policy away from one that seeks to dampen economic growth toward one that is neither restrictive nor stimulative. And if the economy loses momentum or falls into a recession, the Fed may choose to cut rates even further. On balance, managers see potential for economic growth to moderate to a 1–2% range.

The combination of slow, but positive, economic growth and easing monetary policy could lead to positive outcomes for both interest rate and credit exposures. This may be magnified by favorable market dynamics as managers expect significant allocations to core bond funds in 2024 as investors look to lock in yields that are at the higher end of the last 20-year range, ahead of expected Fed cuts.

While the likelihood of recession may have diminished for now, managers are mindful that downside risks remain prevalent, as slowing growth, softening labor markets, rising geopolitical tensions and the 2024 presidential election all have the potential to impact markets. Managers have a higher exposure relative to the benchmark on the shorter end of the rate curve, from the two-year to seven-year portion, which should benefit from expected Fed cuts in 2024. Managers have a lower exposure relative to the benchmark on the long end of the curve, from the 10-year to 30-year portion, which is less likely to benefit from rate cuts and could be negatively affected by elevated U.S. Treasury issuance to fund sustained high government deficits. Managers believe investors will be rewarded for taking greater interest rate exposure by the end of the year, but also expect market volatility could create opportunities to profit from shorter term duration positioning.

As valuations for risky assets like corporate bonds continue to move higher, managers will continue to harvest gains where possible. The room for upside given valuations in corporate bonds is becoming limited, but we are leaning into security selection to unearth compelling opportunities.

Managers see greater value in agency MBS, which didn’t gain as much during the recent rally and may have room for valuations to rise further. They feature a high-quality profile and minimal credit risk, which we believe makes them an attractive option relative to other sectors. Agency MBS may also disproportionately benefit if interest rate volatility falls as inflation moves closer to the Fed’s target and the Fed’s cutting cycle begins.

Select opportunities in high-quality securitized credit also look compelling given robust yields and valuations in that sector. Overall, managers expect that research-driven security selection across sectors can be an important contributor to results over the course of the year.

Following last year’s market reset, managers are responding with a more conservative, higher quality and balanced approach to the new landscape. We believe this stance boosts our role as a diversifier and a high-quality ballast in portfolios. While the bond market experienced an extremely difficult period as rates rose, we are optimistic that higher rates may now serve as a tailwind for investors. Relatively high starting yields and the potential for price appreciation as rates fall has brightened the outlook for core bonds in 2024. We see them continuing their vital role in pursuing attractive income and total returns while also diversifying investors’ portfolios.

This year we celebrate the 50th anniversary of The Bond Fund of America, and we are grateful for the support and trust of our investors and those who have been with us throughout our five-decade history.

Cordially,

Pramod Atluri
President

February 12, 2024

For current information about the fund, refer to capitalgroup.com.

The indexes are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees,expenses or U.S. federal income taxes. There have been periods when the fund has lagged the index.

[1]	Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[2]	Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets.
[3]	Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment-grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.
[4]	Bloomberg U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment-grade debt.
[5]	J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified is a uniquely weighted emerging market debt benchmark that tracks total returns for U.S. dollar-denominated bonds issued by emerging market sovereign and quasi-sovereign entities.
[6]	Bloomberg U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
[7]	Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market.
[8]	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, and have at least $250 million par amount outstanding.
[9]	Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

The Bond Fund of America	3

The value of a long-term perspective

Fund results shown are for Class F-2 and Class A shares. Class A share results reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $500,000 or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.5% prior to December 15, 1986, when it became 4.75% until January 9, 2000.
[3]	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. From May 28, 1974, through December 31, 1975, Bloomberg U.S. Government/Credit Index was used because Bloomberg U.S. Aggregate Index did not yet exist. Since January 1, 1976, the Bloomberg U.S. Aggregate Index has been used. These indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	For the period May 28, 1974, commencement of operations, through December 31, 1974.

Average annual total returns based on a $1,000 investment
(for periods ended December 31, 2023)

	Cumulative	Annualized	
	1 year	5 years	10 years
Class F-2 shares	4.98%	1.86%	2.21%
Class A shares*	0.80	0.83	1.57

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The total annual fund operating expense ratios are 0.35% for Class F-2 and 0.62% for Class A shares as of the prospectus dated March 1, 2024 (unaudited).

$400,000
100,000
10,000
8,000
Year ended December 31
1974[4]
1975
1976
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992

4	The Bond Fund of America

How a hypothetical $10,000 investment has grown

There have always been reasons not to invest. You will find, however, that despite occasional stumbles, financial markets have tended to reward investors over the long term. Dividends, particularly when reinvested, have accounted for a large portion of the fund’s overall results.

The Bond Fund of America	5

Investment portfolio December 31, 2023

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	19.88%
AAA/Aaa	43.23
AA/Aa	3.58
A/A	12.00
BBB/Baa	15.05
Below investment grade	2.26
Unrated	.05
Short-term securities & other assets less liabilities	3.95
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 96.00%	Principal amount (000)			Value (000)
Mortgage-backed obligations 40.14%
Federal agency mortgage-backed obligations 36.96%
Fannie Mae Pool #932119 4.50% 11/1/2024[1]	USD	101		$100
Fannie Mae Pool #AD3149 4.50% 4/1/2025[1]		66		65
Fannie Mae Pool #AD6392 4.50% 5/1/2025[1]		134		133
Fannie Mae Pool #AD5692 4.50% 5/1/2025[1]		78		78
Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]		—	[2]	—	[2]
Fannie Mae Pool #303591 6.50% 11/1/2025[1]		—	[2]	—	[2]
Fannie Mae Pool #745316 6.50% 2/1/2026[1]		7		7
Fannie Mae Pool #AL1237 6.50% 2/1/2026[1]		1		2
Fannie Mae Pool #256449 6.50% 10/1/2026[1]		11		11
Fannie Mae Pool #MA2973 3.00% 4/1/2027[1]		3		3
Fannie Mae Pool #256821 6.50% 7/1/2027[1]		1		1
Fannie Mae Pool #256856 6.50% 8/1/2027[1]		25		26
Fannie Mae Pool #MA3131 3.00% 9/1/2027[1]		31		31
Fannie Mae Pool #256886 6.50% 9/1/2027[1]		17		18
Fannie Mae Pool #995401 6.50% 10/1/2027[1]		—	[2]	—	[2]
Fannie Mae Pool #257145 6.50% 3/1/2028[1]		6		7
Fannie Mae Pool #251752 6.50% 6/1/2028[1]		—	[2]	—	[2]
Fannie Mae Pool #257431 6.50% 10/1/2028[1]		1		1
Fannie Mae Pool #AL8822 6.50% 11/1/2028[1]		—	[2]	—	[2]
Fannie Mae Pool #496029 6.50% 1/1/2029[1]		—	[2]	—	[2]
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]		177		171
Fannie Mae Pool #AL9668 3.00% 10/1/2030[1]		5		4
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]		229		221
Fannie Mae Pool #AL6344 5.00% 2/1/2031[1]		140		140
Fannie Mae Pool #FM9892 5.00% 9/1/2031[1]		69		68
Fannie Mae Pool #BJ4856 3.00% 2/1/2033[1]		315		300
Fannie Mae Pool #695412 5.00% 6/1/2033[1]		4		4

6	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA3518 4.00% 11/1/2033[1]	USD	11	$11
Fannie Mae Pool #BO1359 2.50% 8/1/2034[1]		1,380	1,285
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]		24	25
Fannie Mae Pool #745140 5.00% 11/1/2035[1]		149	151
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]		1,238	1,211
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]		257	251
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]		1,560	1,525
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]		873	854
Fannie Mae Pool #AS8355 3.00% 11/1/2036[1]		7,586	7,069
Fannie Mae Pool #AS8554 3.00% 12/1/2036[1]		775	722
Fannie Mae Pool #MA2866 3.00% 1/1/2037[1]		9,133	8,510
Fannie Mae Pool #MA2897 3.00% 2/1/2037[1]		16,069	14,972
Fannie Mae Pool #913966 6.00% 2/1/2037[1]		2	2
Fannie Mae Pool #914612 7.50% 3/1/2037[1]		52	52
Fannie Mae Pool #924069 7.00% 5/1/2037[1]		96	96
Fannie Mae Pool #954927 7.00% 7/1/2037[1]		93	95
Fannie Mae Pool #966170 7.00% 7/1/2037[1]		70	72
Fannie Mae Pool #954936 7.00% 7/1/2037[1]		36	36
Fannie Mae Pool #945680 6.00% 9/1/2037[1]		15	16
Fannie Mae Pool #924866 4.765% 10/1/2037[1,3]		5	5
Fannie Mae Pool #988588 5.50% 8/1/2038[1]		3	3
Fannie Mae Pool #889982 5.50% 11/1/2038[1]		15	16
Fannie Mae Pool #MA3539 4.50% 12/1/2038[1]		33	33
Fannie Mae Pool #931768 5.00% 8/1/2039[1]		37	38
Fannie Mae Pool #AC2641 4.50% 10/1/2039[1]		3,350	3,347
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]		26	26
Fannie Mae Pool #932606 5.00% 2/1/2040[1]		62	63
Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]		6,350	5,470
Fannie Mae Pool #AD8522 4.00% 8/1/2040[1]		82	80
Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]		264	268
Fannie Mae Pool #AE1761 4.00% 9/1/2040[1]		1,685	1,644
Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]		7,139	6,149
Fannie Mae Pool #AE5471 4.50% 10/1/2040[1]		496	495
Fannie Mae Pool #AE7567 4.00% 11/1/2040[1]		1,769	1,725
Fannie Mae Pool #AH0007 4.00% 12/1/2040[1]		1,680	1,638
Fannie Mae Pool #AH0539 4.00% 12/1/2040[1]		424	413
Fannie Mae Pool #AE8073 4.00% 12/1/2040[1]		321	313
Fannie Mae Pool #MA4287 2.00% 3/1/2041[1]		82,154	70,615
Fannie Mae Pool #AH6099 5.00% 3/1/2041[1]		970	985
Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]		31	31
Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]		30	30
Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]		67,145	57,590
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]		1,192	1,210
Fannie Mae Pool #MA4364 2.00% 6/1/2041[1]		117,028	100,373
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]		652	662
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]		43	43
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]		110,212	94,458
Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]		32,136	27,552
Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]		12,602	10,804
Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]		240,546	206,087
Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]		21,827	18,782
Fannie Mae Pool #AI5172 4.00% 8/1/2041[1]		400	387
Fannie Mae Pool #AL0658 4.50% 8/1/2041[1]		543	542
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[1]		109	107
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]		548	557
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]		322	314
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[1]		329	320
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]		374	380
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]		107	109
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]		74,409	63,633
Fannie Mae Pool #AB4050 4.00% 12/1/2041[1]		622	606
Fannie Mae Pool #AJ7471 4.00% 12/1/2041[1]		392	381
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[1]		371	361
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]		68	69
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		31,839	27,208
Fannie Mae Pool #890407 4.00% 2/1/2042[1]		865	842
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]		133	135

The Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	USD	18,278	$15,614
Fannie Mae Pool #AK6740 4.00% 3/1/2042[1]		3,212	3,142
Fannie Mae Pool #AL2745 4.00% 3/1/2042[1]		2,534	2,467
Fannie Mae Pool #AK4949 4.00% 3/1/2042[1]		187	182
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]		5,924	5,061
Fannie Mae Pool #AX3703 4.00% 9/1/2042[1]		3,696	3,596
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]		465	440
Fannie Mae Pool #MA4908 6.00% 1/1/2043[1]		56	57
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]		229	215
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]		63	60
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]		105	100
Fannie Mae Pool #AT2683 4.00% 5/1/2043[1]		1,517	1,477
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]		14,847	13,653
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]		2,158	2,040
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]		705	664
Fannie Mae Pool #AV0786 4.00% 11/1/2043[1]		2,787	2,712
Fannie Mae Pool #AL8421 3.50% 1/1/2044[1]		12,057	11,387
Fannie Mae Pool #AX0817 4.00% 9/1/2044[1]		187	182
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]		302	285
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]		100	94
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]		676	632
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]		1,195	1,121
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]		1,703	1,590
Fannie Mae Pool #AZ7366 4.00% 11/1/2045[1]		16,250	15,678
Fannie Mae Pool #AS6348 4.00% 12/1/2045[1]		2,866	2,765
Fannie Mae Pool #AS6839 4.00% 3/1/2046[1]		3,723	3,588
Fannie Mae Pool #BC1352 4.00% 3/1/2046[1]		1,083	1,044
Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]		27	26
Fannie Mae Pool #BC8647 4.50% 6/1/2046[1]		259	256
Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]		32	31
Fannie Mae Pool #BD1550 4.50% 7/1/2046[1]		245	242
Fannie Mae Pool #BD7600 4.50% 9/1/2046[1]		78	77
Fannie Mae Pool #BD9236 3.50% 10/1/2046[1]		319	298
Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]		36,278	34,899
Fannie Mae Pool #MA2809 4.50% 10/1/2046[1]		614	586
Fannie Mae Pool #MA2821 4.50% 10/1/2046[1]		310	298
Fannie Mae Pool #BD9248 4.50% 10/1/2046[1]		225	221
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]		508	465
Fannie Mae Pool #MA2833 3.00% 12/1/2046[1]		35	32
Fannie Mae Pool #BC9077 3.50% 12/1/2046[1]		15,278	14,264
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]		1,671	1,560
Fannie Mae Pool #BD7087 4.00% 3/1/2047[1]		34,190	32,986
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]		600	546
Fannie Mae Pool #BH0876 4.50% 4/1/2047[1]		2,439	2,414
Fannie Mae Pool #MA3002 4.50% 4/1/2047[1]		431	411
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]		986	925
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]		324	305
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]		150	141
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]		130	122
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]		67	63
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]		68	65
Fannie Mae Pool #BD3554 4.00% 7/1/2047[1]		423	405
Fannie Mae Pool #256893 7.00% 8/1/2047[1]		10	10
Fannie Mae Pool #CA0453 4.00% 9/1/2047[1]		5,955	5,738
Fannie Mae Pool #BH5696 4.00% 10/1/2047[1]		42,725	41,224
Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]		164	153
Fannie Mae Pool #BJ3525 4.50% 11/1/2047[1]		1,045	1,031
Fannie Mae Pool #CA0854 3.50% 12/1/2047[1]		12,266	11,498
Fannie Mae Pool #MA3211 4.00% 12/1/2047[1]		3,257	3,147
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]		1,708	1,649
Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]		4,520	4,463
Fannie Mae Pool #BJ3558 4.50% 12/1/2047[1]		1,438	1,419
Fannie Mae Pool #BJ3581 4.50% 12/1/2047[1]		528	522
Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]		1,284	1,201
Fannie Mae Pool #BK0163 4.50% 2/1/2048[1]		1,320	1,302
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]		752	704
Fannie Mae Pool #CA1532 3.50% 4/1/2048[1]		5,007	4,690

8	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	USD	963	$929
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]		1,297	1,252
Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]		6,286	5,691
Fannie Mae Pool #CA2102 5.00% 7/1/2048[1]		420	423
Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]		29,554	27,472
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]		414	399
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]		217	216
Fannie Mae Pool #CA2166 4.50% 8/1/2048[1]		14	13
Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]		73,915	71,322
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]		2,336	2,264
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]		5,437	5,706
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]		448	417
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]		8,127	7,622
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]		8,130	7,597
Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]		1,199	1,081
Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]		782	709
Fannie Mae Pool #CA4021 3.50% 8/1/2049[1]		22,792	21,223
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]		2,028	1,897
Fannie Mae Pool #FM2318 3.50% 9/1/2049[1]		39,945	37,315
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]		10,546	9,908
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]		6,011	5,621
Fannie Mae Pool #FM1913 4.00% 9/1/2049[1]		1,587	1,529
Fannie Mae Pool #FM1963 4.00% 11/1/2049[1]		35,570	34,322
Fannie Mae Pool #CA4802 3.50% 12/1/2049[1]		22,104	20,654
Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]		206,872	192,698
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]		11,322	10,071
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]		26,078	24,283
Fannie Mae Pool #CA5506 3.00% 4/1/2050[1]		46,189	41,611
Fannie Mae Pool #BP1948 3.00% 4/1/2050[1]		15,713	14,084
Fannie Mae Pool #BP1954 3.50% 4/1/2050[1]		17,014	15,842
Fannie Mae Pool #FS3189 4.00% 4/1/2050[1]		19,193	18,489
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]		41,797	36,153
Fannie Mae Pool #BP5717 2.50% 6/1/2050[1]		10,033	8,582
Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]		41,243	37,376
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]		13,972	12,480
Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]		18,603	15,302
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]		12,910	11,173
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]		8,101	7,236
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[1]		17,781	14,622
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]		7	6
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]		31,198	27,047
Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]		7,009	6,077
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]		2,657	2,370
Fannie Mae Pool #CA7325 2.00% 10/1/2050[1]		36,011	30,056
Fannie Mae Pool #FP0051 2.00% 10/1/2050[1]		18,228	15,008
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]		2,423	2,096
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]		12,728	11,369
Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]		93,636	80,716
Fannie Mae Pool #CA7603 2.50% 11/1/2050[1]		53,505	45,835
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]		4,397	3,808
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		8,259	6,800
Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]		1,021	844
Fannie Mae Pool #CA8130 2.50% 12/1/2050[1]		19,537	16,736
Fannie Mae Pool #FM5173 2.50% 12/1/2050[1]		8,835	7,613
Fannie Mae Pool #CA8044 2.50% 12/1/2050[1]		8,019	6,869
Fannie Mae Pool #CA8285 3.00% 12/1/2050[1]		52,833	47,789
Fannie Mae Pool #CA8046 3.00% 12/1/2050[1]		36,061	32,663
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]		8,511	7,603
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]		45,820	37,691
Fannie Mae Pool #CA8623 3.00% 1/1/2051[1]		88,637	78,763
Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]		16,204	14,371
Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]		3,257	2,710
Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]		1,959	1,619
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]		39,631	34,177
Fannie Mae Pool #FS1971 2.50% 2/1/2051[1]		17,559	15,027
Fannie Mae Pool #FM5778 2.50% 2/1/2051[1]		9,544	8,225
Fannie Mae Pool #CA8969 3.00% 2/1/2051[1]		4,501	4,013

The Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	USD	35,369	$29,490
Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]		10,430	8,925
Fannie Mae Pool #CA9391 3.00% 3/1/2051[1]		187,423	166,429
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]		2,984	2,451
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		214	176
Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]		29,619	25,364
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]		54,370	48,874
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]		25,169	22,482
Fannie Mae Pool #CB0046 3.00% 4/1/2051[1]		8,550	7,585
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]		3,028	2,703
Fannie Mae Pool #CB0449 2.00% 5/1/2051[1]		23,796	19,516
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]		127	104
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]		4,996	4,280
Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]		4,225	3,516
Fannie Mae Pool #BT3317 2.50% 6/1/2051[1]		5,193	4,466
Fannie Mae Pool #FM7694 3.00% 6/1/2051[1]		18,980	16,971
Fannie Mae Pool #CB0737 3.00% 6/1/2051[1]		16,767	14,868
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]		7,402	6,646
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]		2,365	2,111
Fannie Mae Pool #FS3744 2.00% 7/1/2051[1]		54,819	45,065
Fannie Mae Pool #CB1136 2.50% 7/1/2051[1]		150,334	128,936
Fannie Mae Pool #FM7957 2.50% 7/1/2051[1]		121,717	104,752
Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]		106,703	91,803
Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]		53,733	45,929
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		3,962	3,417
Fannie Mae Pool #BR2219 2.50% 8/1/2051[1]		109,611	93,690
Fannie Mae Pool #FM8442 2.50% 8/1/2051[1]		59,824	51,069
Fannie Mae Pool #FS1057 2.50% 8/1/2051[1]		1,037	886
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]		19,951	17,900
Fannie Mae Pool #FS4783 4.00% 8/1/2051[1]		76,529	73,355
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]		14,562	12,466
Fannie Mae Pool #BT4537 3.50% 9/1/2051[1]		373	343
Fannie Mae Pool #FM9068 2.50% 10/1/2051[1]		12,500	10,694
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]		26,313	23,487
Fannie Mae Pool #BU1498 3.50% 10/1/2051[1]		343	315
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		997	823
Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]		882	723
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]		21,109	18,205
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]		11,002	9,532
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]		15,625	13,963
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]		7,729	6,895
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]		6,723	6,022
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]		1,943	1,744
Fannie Mae Pool #BU3013 3.50% 11/1/2051[1]		406	375
Fannie Mae Pool #BU5976 4.00% 11/1/2051[1]		61	58
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]		60,733	52,301
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]		52,824	46,018
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]		36,916	31,834
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]		29,378	25,268
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]		23,626	20,368
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]		22,939	19,754
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]		17,836	15,329
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]		11,880	10,246
Fannie Mae Pool #CB2373 2.50% 12/1/2051[1]		11,027	9,487
Fannie Mae Pool #CB2375 2.50% 12/1/2051[1]		9,783	8,408
Fannie Mae Pool #MA4493 2.50% 12/1/2051[1]		3,179	2,707
Fannie Mae Pool #CB2414 3.00% 12/1/2051[1]		32,643	29,401
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]		14,972	13,516
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]		1,921	1,723
Fannie Mae Pool #BT9498 3.50% 12/1/2051[1]		8,874	8,187
Fannie Mae Pool #BU8404 3.50% 12/1/2051[1]		491	451
Fannie Mae Pool #BU8481 3.50% 12/1/2051[1]		26	24
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]		31,828	28,413
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]		7,897	7,049
Fannie Mae Pool #FS0972 3.50% 1/1/2052[1]		27,246	25,436
Fannie Mae Pool #FS0268 3.50% 1/1/2052[1]		976	895
Fannie Mae Pool #BV0783 3.50% 1/1/2052[1]		852	793

10	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV0790 3.50% 1/1/2052[1]	USD	713	$654
Fannie Mae Pool #BU7425 3.50% 1/1/2052[1]		391	359
Fannie Mae Pool #BU7427 3.50% 1/1/2052[1]		57	53
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]		136,704	111,927
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]		111,743	91,499
Fannie Mae Pool #BV3023 2.00% 2/1/2052[1]		91,785	75,113
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]		57,213	47,072
Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]		5,749	4,704
Fannie Mae Pool #BV3013 2.00% 2/1/2052[1]		192	157
Fannie Mae Pool #BV3022 2.00% 2/1/2052[1]		161	132
Fannie Mae Pool #BU1330 2.50% 2/1/2052[1]		21,835	18,825
Fannie Mae Pool #BU7285 2.50% 2/1/2052[1]		1,645	1,414
Fannie Mae Pool #BU7294 3.50% 2/1/2052[1]		52	48
Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]		29,749	24,326
Fannie Mae Pool #BV4128 2.00% 3/1/2052[1]		29,554	24,194
Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]		16,356	13,384
Fannie Mae Pool #BV4118 2.00% 3/1/2052[1]		8,780	7,180
Fannie Mae Pool #BV4169 2.00% 3/1/2052[1]		6,863	5,615
Fannie Mae Pool #BV3316 3.50% 3/1/2052[1]		46	43
Fannie Mae Pool #FS2448 2.00% 5/1/2052[1]		21,817	17,878
Fannie Mae Pool #BV9644 2.50% 5/1/2052[1]		380	323
Fannie Mae Pool #BV7810 3.50% 5/1/2052[1]		280	257
Fannie Mae Pool #BW0958 5.00% 7/1/2052[1]		23,244	23,035
Fannie Mae Pool #CB4135 5.00% 7/1/2052[1]		179	177
Fannie Mae Pool #BW5402 5.50% 7/1/2052[1]		617	622
Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]		3,453	3,267
Fannie Mae Pool #MA4737 5.00% 8/1/2052[1]		685	679
Fannie Mae Pool #CB5019 5.00% 8/1/2052[1]		196	194
Fannie Mae Pool #MA4731 3.50% 9/1/2052[1]		66,078	60,669
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]		133	126
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]		2,049	1,988
Fannie Mae Pool #BW9049 4.50% 9/1/2052[1]		423	411
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]		25,003	24,254
Fannie Mae Pool #BW5232 4.50% 10/1/2052[1]		3,330	3,230
Fannie Mae Pool #BW8175 4.50% 10/1/2052[1]		1,937	1,879
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]		24,214	24,388
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]		21,550	21,708
Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]		9,497	9,213
Fannie Mae Pool #BW5182 4.50% 11/1/2052[1]		2,741	2,659
Fannie Mae Pool #BW1296 5.00% 11/1/2052[1]		41,260	40,889
Fannie Mae Pool #BW5057 5.00% 12/1/2052[1]		25,464	25,235
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]		197	195
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]		41,587	41,854
Fannie Mae Pool #BX2476 5.50% 12/1/2052[1]		7,110	7,161
Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]		1,506	1,531
Fannie Mae Pool #MA4866 4.00% 1/1/2053[1]		70,406	66,615
Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]		219	207
Fannie Mae Pool #MA4867 4.50% 1/1/2053[1]		7,553	7,327
Fannie Mae Pool #FS3981 5.50% 1/1/2053[1]		34,580	34,810
Fannie Mae Pool #BX6633 5.50% 1/1/2053[1]		497	500
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]		283,635	288,249
Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]		5,518	5,611
Fannie Mae Pool #BX5040 6.00% 1/1/2053[1]		2,797	2,842
Fannie Mae Pool #BX4070 6.00% 1/1/2053[1]		2,044	2,078
Fannie Mae Pool #BX5666 6.00% 1/1/2053[1]		1,207	1,226
Fannie Mae Pool #FS3411 6.00% 1/1/2053[1]		53	54
Fannie Mae Pool #CB5525 6.00% 1/1/2053[1]		51	51
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		52,682	52,933
Fannie Mae Pool #BX6216 5.50% 2/1/2053[1]		853	858
Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]		207,910	211,253
Fannie Mae Pool #FS4238 5.00% 3/1/2053[1]		899	891
Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]		97	96
Fannie Mae Pool #BX8515 5.50% 3/1/2053[1]		4,946	4,971
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]		3,729	3,753
Fannie Mae Pool #BX8514 5.50% 3/1/2053[1]		1,914	1,923
Fannie Mae Pool #BX9431 5.50% 3/1/2053[1]		1,864	1,877
Fannie Mae Pool #FS4774 5.50% 3/1/2053[1]		908	913

The Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BX8389 5.50% 3/1/2053[1]	USD	497	$500
Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]		378	380
Fannie Mae Pool #BX8835 5.50% 3/1/2053[1]		354	357
Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]		259,273	263,358
Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]		5,589	5,286
Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]		4,599	4,462
Fannie Mae Pool #BX8625 5.00% 4/1/2053[1]		24,177	23,928
Fannie Mae Pool #BX9135 5.00% 4/1/2053[1]		5,912	5,858
Fannie Mae Pool #BX8434 5.00% 4/1/2053[1]		2,259	2,236
Fannie Mae Pool #BY0889 5.00% 4/1/2053[1]		1,943	1,925
Fannie Mae Pool #BX8880 5.00% 4/1/2053[1]		1,345	1,331
Fannie Mae Pool #BX8673 5.00% 4/1/2053[1]		942	932
Fannie Mae Pool #BY0879 5.00% 4/1/2053[1]		901	892
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]		191	189
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]		86,733	87,247
Fannie Mae Pool #BY0003 5.50% 4/1/2053[1]		6,955	6,991
Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]		2,999	3,015
Fannie Mae Pool #BX8556 5.50% 4/1/2053[1]		1,986	1,995
Fannie Mae Pool #BX9116 5.50% 4/1/2053[1]		1,668	1,676
Fannie Mae Pool #BW5286 5.50% 4/1/2053[1]		51	51
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]		161,744	164,420
Fannie Mae Pool #BW5278 6.00% 4/1/2053[1]		2,622	2,664
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]		5,956	6,170
Fannie Mae Pool #FS4919 2.50% 5/1/2053[1]		13,750	11,710
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]		25,513	25,250
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]		11,741	11,630
Fannie Mae Pool #BY2022 5.00% 5/1/2053[1]		5,764	5,705
Fannie Mae Pool #BY1497 5.00% 5/1/2053[1]		3,980	3,938
Fannie Mae Pool #BY1265 5.00% 5/1/2053[1]		2,708	2,680
Fannie Mae Pool #BY2251 5.00% 5/1/2053[1]		2,263	2,240
Fannie Mae Pool #BY0545 5.00% 5/1/2053[1]		1,965	1,946
Fannie Mae Pool #BY2247 5.00% 5/1/2053[1]		581	575
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]		142,687	143,319
Fannie Mae Pool #BY1223 5.50% 5/1/2053[1]		7,538	7,574
Fannie Mae Pool #BY0204 5.50% 5/1/2053[1]		3,770	3,788
Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]		2,774	2,789
Fannie Mae Pool #BY3208 5.50% 5/1/2053[1]		248	250
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]		501,534	509,435
Fannie Mae Pool #MA5054 4.00% 6/1/2053[1]		31,945	30,220
Fannie Mae Pool #MA5037 4.50% 6/1/2053[1]		12,805	12,419
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]		499,673	494,526
Fannie Mae Pool #BY4405 5.00% 6/1/2053[1]		31,586	31,288
Fannie Mae Pool #BY4222 5.00% 6/1/2053[1]		5,865	5,805
Fannie Mae Pool #BY5875 5.00% 6/1/2053[1]		5,500	5,443
Fannie Mae Pool #BY2305 5.00% 6/1/2053[1]		3,848	3,808
Fannie Mae Pool #BY3600 5.00% 6/1/2053[1]		2,543	2,516
Fannie Mae Pool #BY4170 5.00% 6/1/2053[1]		2,215	2,193
Fannie Mae Pool #BX7642 5.00% 6/1/2053[1]		2,101	2,081
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]		165,172	165,904
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]		67,220	67,658
Fannie Mae Pool #BY3337 5.50% 6/1/2053[1]		6,295	6,327
Fannie Mae Pool #BY4223 5.50% 6/1/2053[1]		215	216
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]		118,933	120,807
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]		32,469	32,991
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]		20,197	20,556
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]		14,489	14,745
Fannie Mae Pool #BO9414 6.00% 6/1/2053[1]		5,359	5,444
Fannie Mae Pool #BY4290 6.00% 6/1/2053[1]		994	1,010
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]		28,608	29,466
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]		9,975	10,225
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]		7,194	7,397
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]		43,643	42,329
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]		7,711	7,479
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]		301,271	298,120
Fannie Mae Pool #BY6759 5.00% 7/1/2053[1]		17,510	17,327
Fannie Mae Pool #BU4046 5.00% 7/1/2053[1]		7,701	7,623
Fannie Mae Pool #BY2604 5.00% 7/1/2053[1]		2,988	2,957

12	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	USD	99		$98
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]		214,354		215,348
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]		76,439		77,631
Fannie Mae Pool #MA5105 4.50% 8/1/2053[1]		30,500		29,581
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]		12,011		11,649
Fannie Mae Pool #BY6723 5.00% 8/1/2053[1]		5,939		5,877
Fannie Mae Pool #BY8986 5.00% 8/1/2053[1]		2,479		2,453
Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]		10,157		9,851
Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]		71,345		72,458
Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]		147,613		151,320
Fannie Mae Pool #CB7139 6.50% 9/1/2053[1]		9,846		10,124
Fannie Mae Pool #MA5163 4.50% 10/1/2053[1]		909		882
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]		1,880		1,888
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]		76,513		77,706
Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]		152,413		156,239
Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]		39,685		39,855
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]		103,488		105,102
Fannie Mae Pool #MA5192 6.50% 11/1/2053[1]		196,602		201,538
Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]		34,817		35,360
Fannie Mae Pool #MA5218 7.00% 12/1/2053[1]		3,689		3,807
Fannie Mae Pool #MA5247 6.00% 1/1/2054[1]		13,791		14,007
Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]		14,161		12,864
Fannie Mae Pool #BF0264 3.50% 5/1/2058[1]		13,965		12,686
Fannie Mae Pool #BF0299 3.50% 8/1/2058[1]		22,995		20,888
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]		35,787		32,509
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]		25,821		23,459
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]		57,323		52,079
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]		36,684		33,873
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]		46,611		40,007
Fannie Mae Pool #BF0548 3.00% 7/1/2061[1]		23,206		20,318
Fannie Mae Pool #BF0563 4.00% 9/1/2061[1]		10,696		10,224
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]		8,383		8,154
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]		—	[2]	—	[2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]		—	[2]	—	[2]
Fannie Mae, Series 1998-W5, Class B3, 6.50% 7/25/2028[1,4]		230		45
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[1]		43		47
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[1]		305		308
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]		112		113
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]		463		495
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]		714		728
Fannie Mae, Series 2002-W1, Class 2A, 4.68% 2/25/2042[1,3]		592		575
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.465% 12/25/2026[1,3]		7		7
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 1/25/2029[1]		419		399
Fannie Mae, Series 2018-M12, Class A2, Multi Family, 3.631% 8/25/2030[1,3]		3,050		2,930
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[1]		216		201
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[1]		310		262
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[1]		107		94
Freddie Mac Pool #ZA1886 5.00% 6/1/2025[1]		49		48
Freddie Mac Pool #ZS8948 6.50% 3/1/2026[1]		6		6
Freddie Mac Pool #ZS8801 6.50% 3/1/2026[1]		5		5
Freddie Mac Pool #ZA1940 6.50% 4/1/2026[1]		8		8
Freddie Mac Pool #ZA1955 6.50% 9/1/2026[1]		2		2
Freddie Mac Pool #ZA1959 6.50% 10/1/2026[1]		2		2
Freddie Mac Pool #ZA0583 6.50% 3/1/2029[1]		—	[2]	—	[2]
Freddie Mac Pool #D98356 4.50% 5/1/2030[1]		42		41
Freddie Mac Pool #ZT0799 5.00% 9/1/2031[1]		38		38
Freddie Mac Pool #A15120 5.50% 10/1/2033[1]		2		2
Freddie Mac Pool #G30911 4.00% 3/1/2036[1]		2,397		2,347
Freddie Mac Pool #K93532 4.00% 4/1/2036[1]		725		709
Freddie Mac Pool #C91883 4.00% 6/1/2036[1]		360		353
Freddie Mac Pool #A56076 5.50% 1/1/2037[1]		6		7
Freddie Mac Pool #C91917 3.00% 2/1/2037[1]		467		436
Freddie Mac Pool #G04804 4.50% 5/1/2037[1]		1,116		1,118
Freddie Mac Pool #C91948 4.00% 7/1/2037[1]		2,768		2,707
Freddie Mac Pool #ZS1566 6.50% 8/1/2037[1]		1		1
Freddie Mac Pool #G03695 5.50% 11/1/2037[1]		2		2
Freddie Mac Pool #G08248 5.50% 2/1/2038[1]		28		28

The Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZT1449 3.00% 6/1/2038[1]	USD	41,906	$39,049
Freddie Mac Pool #G05196 5.50% 10/1/2038[1]		1	1
Freddie Mac Pool #G05267 5.50% 12/1/2038[1]		2	2
Freddie Mac Pool #A87873 5.00% 8/1/2039[1]		2,044	2,070
Freddie Mac Pool #G06020 5.50% 12/1/2039[1]		3	3
Freddie Mac Pool #G05860 5.50% 2/1/2040[1]		11	11
Freddie Mac Pool #G05937 4.50% 8/1/2040[1]		4,294	4,296
Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]		6,931	5,969
Freddie Mac Pool #A93948 4.50% 9/1/2040[1]		6	6
Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]		5,824	5,016
Freddie Mac Pool #RB5105 2.00% 3/1/2041[1]		122,949	105,775
Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]		23,617	20,318
Freddie Mac Pool #G06868 4.50% 4/1/2041[1]		5	5
Freddie Mac Pool #RB5114 2.00% 6/1/2041[1]		114,018	97,737
Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]		28,006	24,016
Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]		10,299	8,825
Freddie Mac Pool #G06648 5.00% 6/1/2041[1]		496	504
Freddie Mac Pool #Q01658 5.00% 6/1/2041[1]		225	228
Freddie Mac Pool #G06841 5.50% 6/1/2041[1]		15	15
Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]		141,646	121,376
Freddie Mac Pool #SC0148 2.00% 7/1/2041[1]		76,733	65,800
Freddie Mac Pool #Q01992 4.50% 7/1/2041[1]		36	36
Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]		220,697	189,114
Freddie Mac Pool #Q02705 4.50% 8/1/2041[1]		1,937	1,937
Freddie Mac Pool #G06956 4.50% 8/1/2041[1]		462	462
Freddie Mac Pool #G06769 4.50% 8/1/2041[1]		189	189
Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]		20,085	17,223
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]		11,378	9,732
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]		75,491	64,547
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]		15,406	13,163
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]		61,449	52,483
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]		19,491	16,640
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]		43	42
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]		501	474
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]		709	671
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]		578	543
Freddie Mac Pool #Q22946 4.00% 11/1/2043[1]		4,047	3,917
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]		2,483	2,326
Freddie Mac Pool #760012 3.113% 4/1/2045[1,3]		603	598
Freddie Mac Pool #760013 3.194% 4/1/2045[1,3]		319	318
Freddie Mac Pool #760014 2.71% 8/1/2045[1,3]		1,612	1,559
Freddie Mac Pool #G60138 3.50% 8/1/2045[1]		531	501
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]		12,859	12,081
Freddie Mac Pool #V81992 4.00% 10/1/2045[1]		500	480
Freddie Mac Pool #G60344 4.00% 12/1/2045[1]		9,824	9,492
Freddie Mac Pool #T65375 3.50% 7/1/2046[1]		104	95
Freddie Mac Pool #Q42034 4.50% 7/1/2046[1]		92	91
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]		4,762	4,477
Freddie Mac Pool #Q42633 4.50% 8/1/2046[1]		259	257
Freddie Mac Pool #Q43312 4.50% 9/1/2046[1]		467	463
Freddie Mac Pool #Q43461 4.50% 10/1/2046[1]		254	252
Freddie Mac Pool #Q44689 4.50% 12/1/2046[1]		360	355
Freddie Mac Pool #760015 2.597% 1/1/2047[1,3]		1,839	1,749
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]		918	851
Freddie Mac Pool #Q47620 4.00% 4/1/2047[1]		7,002	6,796
Freddie Mac Pool #Q47828 4.50% 5/1/2047[1]		250	246
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[1]		67	62
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]		1,112	1,030
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]		1,372	1,289
Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]		6,349	6,104
Freddie Mac Pool #G61733 3.00% 12/1/2047[1]		4,709	4,282
Freddie Mac Pool #ZS4747 3.50% 12/1/2047[1]		7,687	7,160
Freddie Mac Pool #Q52613 4.00% 12/1/2047[1]		4,210	4,068
Freddie Mac Pool #G08793 4.00% 12/1/2047[1]		2,872	2,772
Freddie Mac Pool #Q52596 4.50% 12/1/2047[1]		1,591	1,571
Freddie Mac Pool #Q53878 4.00% 1/1/2048[1]		4,088	3,951
Freddie Mac Pool #G67709 3.50% 3/1/2048[1]		23,079	21,688

14	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	USD	973	$913
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]		967	908
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]		734	690
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]		687	645
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]		646	604
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]		542	507
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]		396	374
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]		281	265
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]		278	262
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]		21,729	21,002
Freddie Mac Pool #G08805 4.00% 3/1/2048[1]		1,024	985
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]		217	202
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]		898	867
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]		807	779
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]		423	410
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]		496	466
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]		331	311
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]		182	170
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]		1,301	1,255
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]		318	313
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]		6,246	5,994
Freddie Mac Pool #G61628 3.50% 9/1/2048[1]		132	124
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]		2,566	2,535
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]		1,413	1,393
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]		951	937
Freddie Mac Pool #ZA5889 4.00% 11/1/2048[1]		1,588	1,528
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]		3,335	3,119
Freddie Mac Pool #QA1885 3.50% 8/1/2049[1]		4,342	4,054
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]		960	897
Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]		57,916	54,023
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]		7,439	6,987
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]		7,232	6,793
Freddie Mac Pool #QA4692 3.00% 11/1/2049[1]		17,999	16,213
Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]		7,502	6,765
Freddie Mac Pool #SD0185 3.00% 12/1/2049[1]		4,386	3,931
Freddie Mac Pool #QA5125 3.50% 12/1/2049[1]		21,557	20,143
Freddie Mac Pool #SD0234 3.00% 1/1/2050[1]		27,593	24,738
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]		12,038	10,856
Freddie Mac Pool #RA2319 3.00% 3/1/2050[1]		18,211	16,225
Freddie Mac Pool #RA2596 2.50% 5/1/2050[1]		3,855	3,326
Freddie Mac Pool #SD7517 3.00% 5/1/2050[1]		28,058	25,302
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]		38,137	33,061
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]		2,872	2,566
Freddie Mac Pool #SI2077 2.00% 9/1/2050[1]		14,115	11,630
Freddie Mac Pool #SD8090 2.00% 9/1/2050[1]		8,802	7,246
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]		14,090	12,584
Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]		36,021	31,226
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]		27,689	22,789
Freddie Mac Pool #RA4070 2.50% 11/1/2050[1]		28,359	24,289
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]		23,002	19,701
Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]		1,796	1,483
Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]		3,480	2,895
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]		743	610
Freddie Mac Pool #SD7535 2.50% 2/1/2051[1]		4,174	3,614
Freddie Mac Pool #RA4658 3.00% 2/1/2051[1]		38,938	34,827
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]		63,797	52,401
Freddie Mac Pool #RA5287 2.00% 5/1/2051[1]		33,425	27,456
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]		24,200	19,878
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]		4,858	4,161
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]		9,051	8,052
Freddie Mac Pool #SD1852 2.50% 6/1/2051[1]		89,921	76,752
Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]		16,060	13,811
Freddie Mac Pool #SD0644 2.50% 7/1/2051[1]		15,921	13,620
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]		82,608	74,242
Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]		128,663	110,551
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]		65,601	56,641
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]		9,248	8,254

The Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	USD	4,151	$3,724
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]		750	669
Freddie Mac Pool #SD8172 2.00% 10/1/2051[1]		874	716
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]		52,710	47,028
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]		25,582	22,947
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]		132,503	108,707
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]		14,016	12,096
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]		10,620	9,151
Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]		866	737
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]		10,489	9,362
Freddie Mac Pool #RA6483 2.50% 12/1/2051[1]		8,424	7,241
Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]		4,448	3,938
Freddie Mac Pool #QD1946 3.50% 12/1/2051[1]		246	226
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]		73,039	62,918
Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]		30,374	25,865
Freddie Mac Pool #QD5941 2.50% 1/1/2052[1]		1,431	1,230
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]		42,181	37,830
Freddie Mac Pool #SD0803 3.00% 1/1/2052[1]		1,780	1,587
Freddie Mac Pool #QD7321 3.50% 1/1/2052[1]		354	325
Freddie Mac Pool #RA6114 2.00% 2/1/2052[1]		70,744	57,873
Freddie Mac Pool #SD0881 2.50% 2/1/2052[1]		27,770	23,809
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]		60,667	54,647
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]		24,894	23,209
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]		5,300	4,889
Freddie Mac Pool #QD8207 2.00% 3/1/2052[1]		19,563	16,015
Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]		691	565
Freddie Mac Pool #QD7603 2.00% 3/1/2052[1]		40	33
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]		2,707	2,332
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]		32,323	28,986
Freddie Mac Pool #QD9030 3.50% 3/1/2052[1]		894	821
Freddie Mac Pool #QE0562 3.50% 3/1/2052[1]		63	59
Freddie Mac Pool #QD8208 3.50% 3/1/2052[1]		43	40
Freddie Mac Pool #QD9527 4.00% 3/1/2052[1]		19	18
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]		668	546
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]		27,887	24,049
Freddie Mac Pool #QD9911 2.50% 4/1/2052[1]		208	177
Freddie Mac Pool #QE0917 3.50% 4/1/2052[1]		499	458
Freddie Mac Pool #QE0316 3.50% 4/1/2052[1]		40	37
Freddie Mac Pool #8D0226 2.546% 5/1/2052[1,3]		8,931	7,958
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]		7,688	7,057
Freddie Mac Pool #QE8663 3.50% 5/1/2052[1]		984	903
Freddie Mac Pool #QE5301 3.50% 5/1/2052[1]		817	749
Freddie Mac Pool #QE5589 3.50% 5/1/2052[1]		709	651
Freddie Mac Pool #SD1318 3.50% 6/1/2052[1]		935	858
Freddie Mac Pool #QE3580 3.50% 6/1/2052[1]		408	375
Freddie Mac Pool #QE4273 3.50% 6/1/2052[1]		86	79
Freddie Mac Pool #SD3245 4.00% 6/1/2052[1]		43,851	42,027
Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]		887	839
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]		25,419	24,657
Freddie Mac Pool #RA7502 5.00% 6/1/2052[1]		134	133
Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]		5,553	5,255
Freddie Mac Pool #QE5750 5.00% 7/1/2052[1]		30,559	30,284
Freddie Mac Pool #QE6185 5.00% 7/1/2052[1]		711	705
Freddie Mac Pool #RA7618 5.00% 7/1/2052[1]		383	380
Freddie Mac Pool #SD8234 2.50% 8/1/2052[1]		777	661
Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]		30,110	26,958
Freddie Mac Pool #SD8237 4.00% 8/1/2052[1]		840	795
Freddie Mac Pool #QE7539 4.50% 8/1/2052[1]		13,693	13,283
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]		551	535
Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]		28	28
Freddie Mac Pool #QE7987 5.50% 8/1/2052[1]		309	312
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]		848	751
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]		2,520	2,445
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]		629	610
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]		373	362
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]		9,868	9,789
Freddie Mac Pool #SD2079 4.00% 10/1/2052[1]		8,422	7,969

16	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QF2221 4.00% 10/1/2052[1]	USD	4,838	$4,578
Freddie Mac Pool #QF2223 4.00% 10/1/2052[1]		328	310
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]		21,948	21,291
Freddie Mac Pool #QF1254 4.50% 10/1/2052[1]		21,517	20,872
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]		3,673	3,563
Freddie Mac Pool #QF2368 4.50% 10/1/2052[1]		3,105	3,012
Freddie Mac Pool #QF2009 4.50% 10/1/2052[1]		348	338
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]		248	241
Freddie Mac Pool #QF1352 5.00% 10/1/2052[1]		25,149	24,922
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]		47,656	47,988
Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]		130,857	125,778
Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]		44,941	43,224
Freddie Mac Pool #QF2960 4.50% 11/1/2052[1]		2,801	2,717
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]		59,796	60,193
Freddie Mac Pool #SD2066 4.00% 12/1/2052[1]		2,878	2,723
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]		153,889	152,361
Freddie Mac Pool #QF4623 5.00% 12/1/2052[1]		87,566	86,778
Freddie Mac Pool #SD1961 5.50% 12/1/2052[1]		10,973	11,033
Freddie Mac Pool #SD8286 4.00% 1/1/2053[1]		11,882	11,242
Freddie Mac Pool #SD8287 4.50% 1/1/2053[1]		8,687	8,427
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]		1,571	1,556
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]		360,742	366,534
Freddie Mac Pool #QF6121 6.00% 1/1/2053[1]		577	587
Freddie Mac Pool #SD2246 6.00% 1/1/2053[1]		65	66
Freddie Mac Pool #QF7774 5.50% 2/1/2053[1]		6,012	6,047
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]		5,278	5,312
Freddie Mac Pool #QF7483 5.50% 2/1/2053[1]		889	894
Freddie Mac Pool #QF8331 5.50% 2/1/2053[1]		583	587
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]		95,156	96,915
Freddie Mac Pool #SD2618 6.00% 2/1/2053[1]		60	61
Freddie Mac Pool #SD8306 4.50% 3/1/2053[1]		394	382
Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]		23,552	23,696
Freddie Mac Pool #QF9076 5.50% 3/1/2053[1]		7,945	7,992
Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]		1,694	1,643
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]		28,666	28,371
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]		19,024	18,850
Freddie Mac Pool #QG0749 5.00% 4/1/2053[1]		9,414	9,322
Freddie Mac Pool #SD2654 5.00% 4/1/2053[1]		2,120	2,098
Freddie Mac Pool #QG1829 5.00% 4/1/2053[1]		1,100	1,088
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]		34,702	34,862
Freddie Mac Pool #QG1266 5.50% 4/1/2053[1]		495	498
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]		255	247
Freddie Mac Pool #QG3743 5.00% 5/1/2053[1]		17,916	17,731
Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]		11,974	11,851
Freddie Mac Pool #QG2060 5.00% 5/1/2053[1]		1,030	1,020
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]		185,410	186,232
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]		73,832	74,277
Freddie Mac Pool #QG3382 5.50% 5/1/2053[1]		7,158	7,194
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]		4,965	4,988
Freddie Mac Pool #QG1719 5.50% 5/1/2053[1]		46	47
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]		182,724	185,653
Freddie Mac Pool #SD3214 4.00% 6/1/2053[1]		20,543	19,435
Freddie Mac Pool #SD8328 4.50% 6/1/2053[1]		13,737	13,324
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]		45,353	44,879
Freddie Mac Pool #QG4778 5.00% 6/1/2053[1]		993	983
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]		185,060	185,880
Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]		15,572	15,646
Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]		8,284	8,323
Freddie Mac Pool #QG5097 5.50% 6/1/2053[1]		7,681	7,727
Freddie Mac Pool #QG4732 5.50% 6/1/2053[1]		36	36
Freddie Mac Pool #QG3775 5.50% 6/1/2053[1]		24	24
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]		259,835	263,928
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]		62,298	63,327
Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]		24,275	24,679
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]		20,397	20,801
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]		19,136	19,506
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]		12,563	12,767

The Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	USD	8,825	$9,130
Freddie Mac Pool #QG4096 6.00% 6/1/2053[1]		473	480
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]		8,924	9,178
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]		7,707	7,924
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]		7,240	7,500
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]		7,048	7,326
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]		4,881	5,088
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]		3,717	3,838
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]		2,722	2,790
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]		2,007	2,098
Freddie Mac Pool #SD8353 4.00% 7/1/2053[1]		28,331	26,794
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]		138,902	137,450
Freddie Mac Pool #QG6641 5.00% 7/1/2053[1]		11,437	11,322
Freddie Mac Pool #QG9079 5.00% 7/1/2053[1]		8,681	8,591
Freddie Mac Pool #QG7072 5.00% 7/1/2053[1]		5,838	5,777
Freddie Mac Pool #QG6394 5.00% 7/1/2053[1]		936	926
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]		751,537	754,751
Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]		149,981	152,321
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]		48,413	49,199
Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]		16,882	15,966
Freddie Mac Pool #QG8013 5.00% 8/1/2053[1]		1,048	1,037
Freddie Mac Pool #QG9140 5.00% 8/1/2053[1]		1,032	1,021
Freddie Mac Pool #SD8360 4.50% 9/1/2053[1]		15,125	14,670
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]		5,495	5,518
Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]		22,786	21,549
Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]		46,888	47,097
Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]		305,970	310,742
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]		114,024	115,856
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]		36,817	37,744
Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]		9,987	9,687
Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]		24,305	24,409
Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]		136,270	138,396
Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]		11,069	10,736
Freddie Mac Pool #SD8384 6.00% 12/1/2053[1]		226,228	229,757
Freddie Mac Pool #SD8385 6.50% 12/1/2053[1]		46,646	47,818
Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]		10,189	10,516
Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]		2,372	2,301
Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]		84,042	85,353
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[1]		158	158
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[1]		2,069	1,849
Freddie Mac, Series K127, Class A2, 2.108% 1/25/2031[1]		1,000	862
Freddie Mac, Series K136, Class A2, 2.127% 11/25/2031[1]		142	121
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[1]		2,078	2,132
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[1]		1,587	1,627
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]		826	844
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[1]		17,099	16,705
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[1,3]		562	550
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 10/25/2026[1]		400	388
Freddie Mac, Series K742, Class A2, Multi Family, 1.76% 3/25/2028[1]		3,000	2,708
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 6/25/2028[1]		172	169
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[1,3]		1,680	1,648
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[1,3]		3,000	2,958
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 1/25/2029[1]		5,249	5,067
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[1]		2,113	1,903
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 10/25/2029[1]		62	56
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]		118,468	118,541
Freddie Mac, Series K137, Class A2, Multi Family, 2.347% 11/25/2031[1,3]		306	264
Freddie Mac, Series K140, Class A2, Multi Family, 2.25% 1/25/2032[1]		417	356
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[1]		7,501	6,484
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[1]		7,984	6,855
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[1]		5,000	4,312
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[1]		3,551	3,069
Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[1,3]		2,010	1,918
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[1]		21,945	20,911
Freddie Mac, Series K151, Class A2, Multi Family, 3.80% 12/25/2032[1]		6,865	6,552
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[1]		13,000	12,412
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,3]		24,842	24,824

18	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series K155, Class A2, Multi Family, 4.25% 4/25/2033[1]	USD	4,000	$3,943
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[1]		23	20
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[1]		233	205
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[1]		221	174
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]		787	671
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[1]		92	80
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[1]		82	70
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]		22,951	20,990
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[1]		3,151	2,891
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]		5,372	4,604
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[1,3]		9,516	8,744
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]		1,088	915
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]		27,839	25,610
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]		26,735	24,465
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]		5,700	4,845
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]		8,215	7,241
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]		5,085	4,576
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[1]		4,500	4,278
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]		43,167	40,792
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]		8,474	7,570
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]		2,845	2,537
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]		1,181	1,118
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]		19,940	18,802
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]		2,414	2,153
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]		1,486	1,327
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]		496	468
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]		87,941	80,518
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]		17,753	17,067
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]		13,375	12,755
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]		47,247	43,633
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]		24,341	22,439
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]		34,374	32,518
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[1]		7,924	6,839
Government National Mortgage Assn. 3.50% 12/1/2053[1,5]		5,000	4,652
Government National Mortgage Assn. 2.50% 1/1/2054[1,5]		6,100	5,337
Government National Mortgage Assn. 3.00% 1/1/2054[1,5]		41,283	37,384
Government National Mortgage Assn. 4.00% 1/1/2054[1,5]		96,270	91,923
Government National Mortgage Assn. 5.50% 1/1/2054[1,5]		403,272	406,235
Government National Mortgage Assn. 2.50% 2/1/2054[1,5]		12,300	10,789
Government National Mortgage Assn. 4.00% 2/1/2054[1,5]		23,200	22,219
Government National Mortgage Assn. Pool #MA0908 2.50% 4/20/2028[1]		401	385
Government National Mortgage Assn. Pool #AB3820 5.00% 12/20/2035[1]		172	172

The Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AB3587 6.50% 12/20/2038[1]	USD	29		$30
Government National Mortgage Assn. Pool #AB3819 5.00% 12/20/2039[1]		267		266
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[1]		756		757
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]		1,288		1,329
Government National Mortgage Assn. Pool #AB3818 4.50% 6/20/2041[1]		64		63
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]		1,116		1,147
Government National Mortgage Assn. Pool #AC2886 4.50% 8/20/2041[1]		586		580
Government National Mortgage Assn. Pool #AB3664 4.50% 8/20/2041[1]		112		110
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]		3,562		3,529
Government National Mortgage Assn. Pool #754353 3.50% 4/20/2042[1]		278		259
Government National Mortgage Assn. Pool #AD7620 3.50% 3/20/2043[1]		823		766
Government National Mortgage Assn. Pool #BC1530 3.00% 8/20/2047[1]		3,206		2,918
Government National Mortgage Assn. Pool #BC1565 3.00% 8/20/2047[1]		1,296		1,179
Government National Mortgage Assn. Pool #MA5019 3.50% 2/20/2048[1]		225		212
Government National Mortgage Assn. Pool #MA5263 3.50% 6/20/2048[1]		1,805		1,696
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]		35		35
Government National Mortgage Assn. Pool #MA5527 3.50% 10/20/2048[1]		1,400		1,318
Government National Mortgage Assn. Pool #MA5594 3.50% 11/20/2048[1]		2,241		2,110
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[1]		1,949		1,926
Government National Mortgage Assn. Pool #MA5754 4.50% 2/20/2049[1]		28		27
Government National Mortgage Assn. Pool #MA5755 5.00% 2/20/2049[1]		119		117
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]		9,820		9,471
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[1]		1,716		1,696
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[1]		285		281
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]		68		69
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[1]		1,714		1,686
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]		69,613		65,446
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[1]		423		412
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]		15,857		13,436
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]		1,491		1,299
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]		23,318		19,757
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[1]		19,227		19,009
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]		49,446		42,628
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]		31,507		27,101
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]		37,305		31,982
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]		23,415		20,241
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]		9,694		8,522
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]		34,393		29,573
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]		10,000		8,746
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]		1,777		1,549
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]		3,036		2,611
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]		619		540
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]		104		91
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[1]		1,000		931
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052[1]		843		737
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]		41,276		37,377
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]		172,652		160,749
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]		62,345		59,512
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]		17,762		16,954
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[1]		4,000		3,724
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[1]		2,000		1,909
Government National Mortgage Assn. Pool #MA8487 3.50% 12/20/2052[1]		36		33
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[1]		1,198		1,144
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]		209,490		204,407
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053[1]		4,309		4,282
Government National Mortgage Assn. Pool #MA8878 5.00% 5/20/2053[1]		10,036		9,965
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]		3,211		3,188
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]		209,399		204,318
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]		33,290		33,053
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]		59,631		58,188
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]		98,735		96,344
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[1]		56,054		55,655
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053[1]		2,701		2,682
Government National Mortgage Assn. Pool #694836 5.75% 9/20/2059[1]		—	[2]	—	[2]
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[1]		3		3
Government National Mortgage Assn. Pool #725876 4.899% 9/20/2061[1]		—	[2]	—	[2]
Government National Mortgage Assn. Pool #710085 5.024% 9/20/2061[1]		3		3

20	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #725879 4.892% 10/20/2061[1]	USD	1		$1
Government National Mortgage Assn. Pool #AC1008 4.339% 10/20/2063[1]		1		1
Government National Mortgage Assn. Pool #776095 4.853% 2/20/2064[1]		—	[2]	—	[2]
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[1]		—	[2]	—	[2]
Government National Mortgage Assn. Pool #AG8238 4.904% 12/20/2064[1]		2		2
Government National Mortgage Assn. Pool #AE9612 4.851% 1/20/2065[1]		2		2
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]		11,796		8,997
Uniform Mortgage-Backed Security 2.00% 1/1/2039[1,5]		25,144		22,547
Uniform Mortgage-Backed Security 2.50% 1/1/2039[1,5]		26,442		24,366
Uniform Mortgage-Backed Security 3.50% 1/1/2039[1,5]		37,000		35,623
Uniform Mortgage-Backed Security 2.00% 2/1/2039[1,5]		16,856		15,022
Uniform Mortgage-Backed Security 2.50% 2/1/2039[1,5]		21,558		19,876
Uniform Mortgage-Backed Security 4.00% 2/1/2039[1,5]		29,000		28,465
Uniform Mortgage-Backed Security 2.00% 1/1/2054[1,5]		309,341		252,886
Uniform Mortgage-Backed Security 2.50% 1/1/2054[1,5]		329,786		280,602
Uniform Mortgage-Backed Security 3.00% 1/1/2054[1,5]		510,119		451,316
Uniform Mortgage-Backed Security 3.50% 1/1/2054[1,5]		140,846		129,226
Uniform Mortgage-Backed Security 4.00% 1/1/2054[1,5]		473,259		447,654
Uniform Mortgage-Backed Security 4.50% 1/1/2054[1,5]		444,879		431,289
Uniform Mortgage-Backed Security 5.00% 1/1/2054[1,5]		161,944		160,236
Uniform Mortgage-Backed Security 5.50% 1/1/2054[1,5]		77,030		77,367
Uniform Mortgage-Backed Security 6.00% 1/1/2054[1,5]		749,602		761,198
Uniform Mortgage-Backed Security 6.50% 1/1/2054[1,5]		165,784		169,909
Uniform Mortgage-Backed Security 7.00% 1/1/2054[1,5]		224,062		231,143
Uniform Mortgage-Backed Security 2.50% 2/1/2054[1,5]		306,500		261,124
Uniform Mortgage-Backed Security 3.00% 2/1/2054[1,5]		128,000		113,365
Uniform Mortgage-Backed Security 3.50% 2/1/2054[1,5]		696,804		639,971
Uniform Mortgage-Backed Security 4.00% 2/1/2054[1,5]		823,200		779,371
Uniform Mortgage-Backed Security 4.50% 2/1/2054[1,5]		1,332,576		1,292,651
Uniform Mortgage-Backed Security 5.00% 2/1/2054[1,5]		122,600		121,355
Uniform Mortgage-Backed Security 5.50% 2/1/2054[1,5]		45,250		45,455
Uniform Mortgage-Backed Security 6.00% 2/1/2054[1,5]		1,044,681		1,060,800
Uniform Mortgage-Backed Security 6.50% 2/1/2054[1,5]		2,077,782		2,129,160
Uniform Mortgage-Backed Security 7.00% 2/1/2054[1,5]		368,950		380,235
Uniform Mortgage-Backed Security 6.00% 3/1/2054[1,5]		700		710
				29,806,498

Commercial mortgage-backed securities 2.06%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.29% 11/15/2055[1,3]		2,275		2,306
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,4]		3,657		3,448
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756% 5/15/2053[1,4]		1,000		884
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]		2,750		2,645
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[1]		115		110
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.14% 6/15/2028[1,3]		1,940		2,025
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[1]		1,639		1,562
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050[1]		1,660		1,568
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]		3,920		3,724
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]		255		239
Bank Commercial Mortgage Trust, Series 2020-BNK29, Class A4, 1.997% 11/15/2053[1]		5,624		4,421
Bank Commercial Mortgage Trust, Series 2021-BN31, Class A4, 2.036% 2/15/2054[1]		235		193
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[1]		135		127
Bank Commercial Mortgage Trust, Series 2022-BNK39, Class A4, 2.928% 2/15/2055[1,3]		686		592
Bank Commercial Mortgage Trust, Series 2022-BNK42, Class A5, 4.493% 6/15/2055[1,3]		4,000		3,848
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[1]		28,219		26,986
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[1,3]		24,749		25,691
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[1,3]		4,984		5,268
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,3]		3,632		3,868
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 9/15/2060[1]		3,750		3,537
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]		2,510		2,379
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]		321		302
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 5/15/2061[1]		500		479
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,3]		11,116		10,741
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]		9,039		7,921
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 8/15/2061[1,3]		250		240

The Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 11/15/2061[1]	USD	490	$474
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[1]		5,000	4,487
Bank Commercial Mortgage Trust, Series 2020-BN28, Class A4, 1.844% 3/15/2063[1]		1,766	1,453
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]		1,654	1,410
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,4]		5,800	5,542
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.281% 3/15/2037[1,3,4]		1,574	1,463
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class A5, 3.662% 4/15/2055[1,3]		10,030	9,097
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class A5, 5.576% 7/15/2056[1]		3,000	3,133
Barclays Commercial Mortgage Securities, LLC, Series 2023-C22, Class A5, 6.804% 11/15/2056[1,3]		4,925	5,609
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.703% 12/15/2056[1,3]		796	845
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[1]		3,475	3,261
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,3]		1,906	1,791
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[1]		5,890	5,587
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[1,3]		90	86
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]		6,351	6,003
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052[1]		5,135	4,803
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[1]		944	788
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053[1]		1,000	953
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,3]		6,954	6,690
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[1]		13,503	10,801
Benchmark Mortgage Trust, Series 2020-B20, Class AS, 2.375% 10/15/2053[1]		1,450	1,114
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053[1]		1,600	1,258
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054[1]		5,000	3,944
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054[1]		900	737
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]		17,498	14,146
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054[1]		8,785	7,043
Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669% 12/15/2054[1]		5,000	4,215
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[1]		11,500	9,419
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055[1]		3,000	2,669
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,3]		7,034	6,105
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.444% 5/15/2055[1,3]		14,428	13,359
Benchmark Mortgage Trust, Series 2022-B36, Class A5, 4.47% 7/15/2055[1,3]		29,367	28,054
Benchmark Mortgage Trust, Series 2022-B37, Class A5, 5.751% 11/15/2055[1,3]		2,522	2,658
Benchmark Mortgage Trust, Series 2023-B38, Class A4, 5.525% 4/15/2056[1]		7,636	7,879
Benchmark Mortgage Trust, Series 2023-V3, Class A3, 6.363% 7/15/2056[1]		7,720	8,098
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[1]		730	653
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 3/15/2062[1]		500	464
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 12/15/2062[1]		5,000	4,491
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[1,3]		2,482	2,618
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.118% 8/15/2056[1,3]		2,661	2,800
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[1,3]		6,880	7,292
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.131% 5/15/2039[1,3,4]		60,445	60,193
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.26% 4/15/2037[1,3,4]		20,378	20,119
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.477% 6/15/2027[1,3,4]		54,030	54,217
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.065% 9/15/2034[1,3,4]		915	895
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.176% 9/15/2036[1,3,4]		103,652	101,099
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.375% 10/15/2036[1,3,4]		26,873	26,297
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 6.224% 11/15/2036[1,3,4]		68,774	67,719
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.853% 4/15/2037[1,3,4]		28,974	28,794
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.146% 6/15/2038[1,3,4]		40,112	39,503
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.326% 11/15/2038[1,3,4]		66,291	65,420

22	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.813% 8/15/2039[1,3,4]	USD	8,652	$8,686
BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.532% 10/15/2039[1,3,4]		21,702	21,760
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.643% 6/15/2040[1,3,4]		28,351	28,436
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,4]		5,963	5,549
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[1]		1,000	929
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[1]		5,576	5,220
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[1,3,4]		142,455	144,443
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[1,3,4]		8,000	8,234
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[1,3]		1,800	1,675
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.878% 2/10/2048[1]		755	741
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]		1,525	1,455
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[1]		2,740	2,610
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[1]		500	468
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050[1]		6,048	5,669
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[1]		2,930	2,729
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 8/10/2056[1]		200	176
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[1]		4,563	4,422
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057[1]		805	695
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 10/15/2045[1,4]		22	20
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2/10/2047[1,3]		1,879	1,876
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 4/10/2047[1]		1,378	1,375
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[1]		850	839
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278% 4/10/2047[1]		1,070	1,023
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 8/10/2047[1]		910	892
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 8/10/2047[1]		750	725
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 10/10/2047[1]		886	871
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[1,3]		2,200	2,118
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[1]		4,000	3,707
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[1]		772	760
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[1]		825	774
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 9/10/2050[1]		2,261	2,108
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174% 11/15/2048[1,3]		999	952
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[1,3]		600	539
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]		2,375	2,229
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[1]		2,000	1,749
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]		2,354	2,295
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043[1,3,4]		65,864	65,498
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,4]		6,865	7,093
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,4]		7,957	8,190
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040[1,3,4]		6,119	6,287
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]		500	466
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.556% 7/15/2038[1,3,4]		13,657	13,541
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.856% 7/15/2038[1,3,4]		3,398	3,349
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.176% 7/15/2038[1,3,4]		3,362	3,312
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.726% 7/15/2038[1,3,4]		3,523	3,467
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]		11,246	11,440
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,4]		8,686	8,417
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,4]		16,156	16,808
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,4]		7,590	6,146
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.348%) 6.252% 12/15/2036[1,3,4]		42,526	42,383

The Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[1]	USD	5,708	$5,605
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[1]		3,000	2,899
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[1]		2,372	2,251
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 11/10/2049[1,3]		2,654	2,522
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 8/10/2050[1]		855	786
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]		3,000	2,769
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]		255	241
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2/13/2053[1]		174	154
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]		7,483	6,316
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[1]		1,556	1,237
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[1]		5,263	5,234
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 4/15/2047[1]		553	550
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 4/15/2047[1,3]		600	592
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.482% 9/15/2047[1,3]		100	96
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[1]		2,333	2,159
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]		1,600	1,501
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]		1,683	1,561
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 11/13/2052[1]		975	809
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,4]		27,523	23,194
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[1,4]		1,920	1,547
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,3]		5,095	4,796
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[1]		1,000	943
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[1,4]		4,555	4,030
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.277% 4/15/2038[1,3,4]		19,732	19,540
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[1]		22,927	22,625
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[1]		525	508
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]		1,870	1,804
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[1]		1,300	1,258
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 9/15/2049[1]		243	227
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 11/15/2049[1]		3,000	2,797
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]		5,280	5,019
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 7/15/2050[1]		550	535
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]		1,730	1,619
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056[1,3]		7,810	8,429
MSWF Commercial Mortgage Trust, Series 2023-2, Class AS, 6.491% 12/15/2056[1,3]		3,463	3,734
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,4]		6,220	5,690
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,4]		1,000	839
SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.626% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,4,6]		5,600	5,254
SFO Commercial Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.976% 5/15/2038[1,3,4]		1,500	1,365
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048[1]		11,876	11,286
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,4]		23,334	19,326

24	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.053% 7/15/2036[1,3,4]	USD	46,039	$45,226
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.207% 11/15/2038[1,3,4]		49,227	48,456
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.362% 1/15/2039[1,3,4]		55,785	54,662
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 12/15/2047[1]		290	282
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[1]		4,380	4,236
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]		6,906	6,694
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[1]		1,400	1,350
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 12/15/2048[1]		1,137	1,098
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[1]		6,190	5,822
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[1]		380	353
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]		6,370	6,105
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[1]		2,302	2,271
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 10/15/2050[1]		1,154	1,090
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[1]		6,500	6,115
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]		3,898	3,503
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,4]		1,667	1,462
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[1,3]		7,000	6,747
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.545% 9/15/2058[1,3]		1,000	920
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]		1,320	1,262
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[1]		3,853	3,580
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]		510	486
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[1,3]		2,000	1,980
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[1]		9,415	9,284
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.151% 11/15/2027[1,3,4]		15,228	15,264
			1,659,693

Collateralized mortgage-backed obligations (privately originated) 1.12%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,3,4]		11,900	9,772
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,4]		393	365
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,4,6]		40,166	37,239
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,3,4]		2,196	1,990
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,3,4]		1,241	1,185
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,4]		16,016	14,526
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[1,4,6]		1,954	1,961
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,4,6]		3,058	3,070
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,4,6]		3,055	2,868
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[1]		1,255	1,101
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,3,4]		12,354	11,966
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,3,4]		3,170	3,081
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,3,4]		7,292	6,988
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[1]		1,760	1,665

The Bond Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,3,4]	USD	2,529	$2,497
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,4]		34,871	32,779
Citigroup Mortgage Loan Trust, Series 2021-J1, Class A4A, 2.50% 4/25/2051[1,3,4]		1,779	1,428
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,3,4]		509	464
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[1,3,4]		3,731	3,396
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,4]		5,475	4,663
Connecticut Avenue Securities Trust, Series 2014-C01, Class M2, (30-day Average USD-SOFR + 4.514%) 9.852% 1/25/2024[1,3]		2,513	2,520
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (30-day Average USD-SOFR + 2.714%) 8.052% 5/25/2024[1,3]		1,820	1,833
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (30-day Average USD-SOFR + 5.014%) 10.352% 11/25/2024[1,3]		1,592	1,642
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.087% 10/25/2041[1,3,4]		102	102
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.087% 5/25/2042[1,3,4]		788	810
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.737% 12/25/2042[1,3,4]		1,218	1,242
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,4]		6,487	6,006
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,3,4]		602	586
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[1,3,4]		630	619
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[1]		115	116
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[1]		57	59
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[1]		566	544
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[1]		131	133
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,4]		11,053	12,294
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,4]		11,989	13,363
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[1,3,4]		13,469	11,094
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[1,3,4]		12,552	10,323
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,3,4]		14,324	11,816
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,3,4]		36,593	30,140
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,3,4]		14,929	12,278
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[1,3,4]		2,526	2,163
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 11.002% 7/25/2028[1,3]		1,905	2,023
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 6.137% 10/25/2041[1,3,4]		579	577
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.337% 4/25/2042[1,3,4]		7,749	7,822
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.537% 5/25/2042[1,3,4]		184	187
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.287% 6/25/2042[1,3,4]		1,969	2,022
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.487% 9/25/2042[1,3,4]		3,042	3,071
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.037% 9/25/2042[1,3,4]		7,561	7,968
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.152% 1/25/2050[1,3,4]		595	596
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.302% 2/25/2050[1,3,4]		1,348	1,369
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 10.552% 6/27/2050[1,3,4]		3,480	3,816
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.452% 8/25/2050[1,3,4]		3,756	4,228
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 8.121% 10/25/2050[1,3,4]		1,355	1,374
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,4]		16,412	14,272
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,3,4]		40,146	33,017
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,4]		25,604	23,164

26	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,4]	USD	2,813	$2,696
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[1,3,4]		4,545	3,744
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,4,6]		27,278	27,799
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,4,6]		6,234	6,224
Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 5.882% 10/25/2059 (6.882% on 1/25/2024)[1,4,6]		10,654	10,654
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[1,3,4]		3,901	3,901
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 3.25% 5/25/2060 (7.25% on 4/25/2024)[1,4,6]		7,816	7,814
Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 6.25% 6/25/2060 (7.25% on 8/26/2024)[1,4,6]		17,306	17,307
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,4,6]		19,788	19,675
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,3,4]		8,877	8,598
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,4,6]		7,757	7,513
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG2, Class A1, 2.50% 6/25/2051[1,3,4]		18,584	15,307
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG3, Class A3, 2.50% 7/1/2051[1,3,4]		14,331	11,804
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.32% 11/25/2055[1,3,4]		88,549	88,235
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,3,4]		16,297	14,468
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057[1,3,4]		3,000	2,879
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,3,4]		3,922	3,718
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,3,4]		102	100
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,3,4]		1,817	1,753
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,3,4]		8,775	8,252
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD CME Term SOFR + 0.865%) 6.22% 5/25/2055[1,3,4]		42,288	42,267
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,3,4]		1,064	875
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,4,6]		2,650	2,680
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,4,6]		1,766	1,777
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,4,6]		7,935	7,986
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,3,4]		17,630	14,780
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,4]		7,198	6,733
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,4]		9,213	8,898
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD CME Term SOFR + 0.955%) 6.31% 7/25/2037[1,3]		7,239	6,382
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[1,3,4]		12,268	12,132
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.214% 3/25/2054[1,3,4]		1,500	1,465
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.281% 2/25/2055[1,3,4]		4,000	3,886
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,3,4]		7,000	6,746
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.569% 8/25/2055[1,3,4]		3,200	2,811
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,3,4]		213	211
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[1,3,4]		3,000	2,934
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.07% 2/25/2057[1,3,4]		175	176
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057[1,3,4]		6,986	6,832
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,3,4]		482	464
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[1,3,4]		1,575	1,401
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,3,4]		197	193
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,3,4]		837	804
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[1,3,4]		3,000	2,750
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[1,3,4]		10,000	9,507
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,3,4]		7,477	7,261
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[1,3,4]		6,000	5,235
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,3,4]		237	230
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.746% 12/25/2058[1,3,4]		6,484	6,221

The Bond Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[1,3,4]	USD	3,615	$3,241
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[1,3,4]		5,000	4,098
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,3,4]		4,590	4,041
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,4]		20,222	17,882
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,4]		1,938	1,841
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[4,7]		10,592	9,841
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2028[1,4]		19,898	19,644
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,4]		29,677	27,096
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[1,4]		10,764	10,643
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[1,4]		7,963	7,762
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,4]		1,536	1,489
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,4,6]		5,140	5,139
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,4,6]		186	186
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,4,6]		657	664
			907,838

Total mortgage-backed obligations			32,374,029

Corporate bonds, notes & loans 29.61%
Financials 9.68%
AerCap Ireland Capital DAC 1.65% 10/29/2024		13,302	12,845
AerCap Ireland Capital DAC 6.50% 7/15/2025		4,854	4,918
AerCap Ireland Capital DAC 1.75% 1/30/2026		7,812	7,259
AerCap Ireland Capital DAC 2.45% 10/29/2026		60,098	55,673
AerCap Ireland Capital DAC 6.45% 4/15/2027[4]		33,890	35,113
AerCap Ireland Capital DAC 5.75% 6/6/2028		28,777	29,479
AerCap Ireland Capital DAC 3.00% 10/29/2028		48,387	44,201
AerCap Ireland Capital DAC 3.30% 1/30/2032		41,921	36,500
AerCap Ireland Capital DAC 3.40% 10/29/2033		17,747	15,250
AerCap Ireland Capital DAC 3.85% 10/29/2041		290	234
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[6]	EUR	9,525	8,981
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[4,6]	USD	12,534	13,218
Ally Financial, Inc. 5.125% 9/30/2024		3,863	3,834
Ally Financial, Inc. 5.80% 5/1/2025		6,400	6,411
Ally Financial, Inc. 8.00% 11/1/2031		22,786	24,881
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[6]	EUR	3,446	4,052
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[6]	USD	4,374	4,462
American Express Co. 5.85% 11/5/2027		1,700	1,774
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[6]		2,593	2,814
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[6]		21,950	21,141
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[6]		55,975	55,903
American International Group, Inc. 5.125% 3/27/2033		26,501	26,911
American International Group, Inc. 4.375% 6/30/2050		2,730	2,442
Aon Corp. 2.85% 5/28/2027		1,000	945
Aon Corp. 2.60% 12/2/2031		10,750	9,122
Aon Corp. 5.00% 9/12/2032		6,000	5,995
Aon Corp. 5.35% 2/28/2033		7,209	7,397
Aon Corp. 3.90% 2/28/2052		1,000	796
Australia and New Zealand Banking Group, Ltd. 4.829% 2/3/2025[4]		955	955
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[4]		1,518	1,624
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[6]	EUR	10,000	11,501
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 4/17/2025[4]	USD	7,500	7,493
Banco Santander, SA 5.147% 8/18/2025		17,200	17,107
Banco Santander, SA 5.294% 8/18/2027		9,800	9,837
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[6]		7,800	7,059
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]		19,965	17,761
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% on 10/22/2024)[6]		11,619	11,317
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[6]		8,343	8,328
Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026)[6]		29,913	27,684

28	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[6]	USD	30,000	$27,806
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[6]		18,149	17,748
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[6]		69,406	69,428
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[6]		8,654	9,033
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[6]		5,681	5,355
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[6]		84,282	84,857
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]		53,866	47,502
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[6]		28,779	29,726
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[6]		5,097	4,395
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[6]		39,020	31,941
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[6]		14,757	11,988
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031)[6]		5,706	4,821
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[6]		13,833	11,685
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]		76,308	62,338
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[6]		15,190	15,233
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]		92,510	96,894
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040)[6]		530	379
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[6]		12,000	10,866
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[4,6]		32,600	32,983
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[4,6]		9,200	8,400
Bank of Montreal 5.30% 6/5/2026		10,000	10,103
Bank of Montreal 5.203% 2/1/2028		4,000	4,078
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026)[6]		15,000	15,011
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[6]		10,000	10,374
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2029)[6]		18,000	17,877
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[6]		22,105	21,632
Bank of Nova Scotia (The) 5.25% 6/12/2028		10,000	10,159
Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[6]		725	722
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[6]		16,500	16,653
Barclays PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[6]		29,640	29,793
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[6]		7,000	7,295
Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[6]		14,115	14,647
Barclays PLC 6.692% 9/13/2034 (USD-SOFR + 2.62% on 9/13/2033)[6]		3,000	3,209
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[4,6]		14,100	15,046
Berkshire Hathaway Finance Corp. 2.875% 3/15/2032		2,032	1,833
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048		9,744	8,984
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052		3,293	2,756
BlackRock, Inc. 2.10% 2/25/2032		9,025	7,541
BlackRock, Inc. 4.75% 5/25/2033		1,050	1,060
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[4]		12,375	12,848
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[4]		3,520	3,761
Block, Inc. 2.75% 6/1/2026		8,000	7,549
Block, Inc. 3.50% 6/1/2031		5,025	4,471
BNP Paribas SA 3.375% 1/9/2025[4]		11,000	10,776
BNP Paribas SA 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)[4,6]		9,000	8,305
BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[4,6]		1,011	926
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[4,6]		64,976	60,149
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[4,6]		15,819	13,774
BNP Paribas SA 3.052% 1/13/2031 (USD-SOFR + 1.507% on 1/13/2030)[4,6]		487	428
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[4,6]		63,372	53,652
Bocom Leasing Management Hong Kong Co., Ltd. 4.375% 1/22/2024		1,500	1,499
BPCE SA 4.625% 7/11/2024[4]		20,600	20,383
BPCE SA 5.15% 7/21/2024[4]		28,454	28,216
BPCE SA 1.625% 1/14/2025[4]		12,250	11,807
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[4,6]		26,407	24,595
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[4,6]		17,000	17,143
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[4,6]		10,656	9,679
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[4,6]		40,500	42,688

The Bond Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[4,6]	USD	36,234	$29,054
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[4,6]		27,495	27,633
CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[4,6]		7,000	7,181
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,6]		23,950	24,451
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[4,6]		5,000	5,285
Canadian Imperial Bank of Commerce 5.144% 4/28/2025		10,000	10,008
Canadian Imperial Bank of Commerce 3.60% 4/7/2032		197	180
Canadian Imperial Bank of Commerce 6.092% 10/3/2033		21,867	23,348
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[6]		16,000	15,824
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[6]		16,300	16,030
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[6]		4,165	4,156
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[6]		15,000	15,395
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[6]		15,850	16,631
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031		5,188	4,209
Chubb INA Holdings, Inc. 3.35% 5/3/2026		100	97
Chubb INA Holdings, Inc. 4.35% 11/3/2045		100	94
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[6]		16,208	15,582
Citigroup, Inc. 4.45% 9/29/2027		400	391
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[6]		40,549	38,226
Citigroup, Inc. 3.98% 3/20/2030 (3-month USD CME Term SOFR + 1.597% on 3/20/2029)[6]		4,669	4,435
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[6]		2,488	2,217
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030)[6]		8,934	7,754
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]		56,184	48,022
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[6]		812	678
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[6]		15,956	13,161
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]		741	632
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[6]		1,869	1,682
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[6]		3,564	3,491
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[6]		77,382	82,836
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[6]		925	958
Commonwealth Bank of Australia 2.688% 3/11/2031[4]		17,450	14,367
Cooperatieve Rabobank UA 2.625% 7/22/2024[4]		698	687
Corebridge Financial, Inc. 3.50% 4/4/2025		1,642	1,602
Corebridge Financial, Inc. 3.65% 4/5/2027		26,338	25,351
Corebridge Financial, Inc. 3.85% 4/5/2029		37,493	35,367
Corebridge Financial, Inc. 3.90% 4/5/2032		24,060	21,767
Corebridge Financial, Inc. 4.35% 4/5/2042		2,317	1,968
Corebridge Financial, Inc. 4.40% 4/5/2052		2,692	2,263
Crédit Agricole SA 3.25% 10/4/2024[4]		6,200	6,095
Crédit Agricole SA 4.375% 3/17/2025[4]		3,500	3,445
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[4,6]		12,000	11,391
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[4,6]		12,327	11,356
Credit Suisse AG 2.95% 4/9/2025		2,350	2,280
Credit Suisse AG 7.50% 2/15/2028		17,000	18,629
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[4,6]		3,831	3,860
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[4,6]		14,200	12,820
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,6]		19,150	18,572
DBS Bank, Ltd. (3-month AUD-BBSW + 0.55%) 4.91% 9/10/2024[3]	AUD	24,980	17,041
DBS Bank, Ltd. (3-month AUD-BBSW + 0.57%) 4.937% 12/2/2024[3]		14,970	10,205
Deutsche Bank AG 0.898% 5/28/2024	USD	15,450	15,178
Deutsche Bank AG 3.70% 5/30/2024		12,900	12,769
Deutsche Bank AG 1.447% 4/1/2025 (USD-SOFR + 1.131% on 4/1/2024)[6]		24,716	24,422
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[6]		17,750	17,463
Deutsche Bank AG 4.10% 1/13/2026		16,415	15,968
Deutsche Bank AG 4.10% 1/13/2026		4,936	4,844
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[6]		49,618	46,539
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[6]		15,264	15,852
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[6]		95,259	87,155
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]		118,767	109,087
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]		65,940	69,091
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[6]		33,710	35,513
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[6]		38,234	33,576

30	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[6]	USD	23,000	$19,290
Deutsche Bank AG 3.035% 5/28/2032 (USD-SOFR + 1.718% on 5/28/2031)[6]		2,083	1,741
Discover Bank 3.45% 7/27/2026		2,343	2,216
Discover Financial Services 6.70% 11/29/2032		1,546	1,621
Discover Financial Services 7.964% 11/2/2034 (USD-SOFR Index + 3.37% on 11/2/2033)[6]		7,350	8,180
DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[4,6]		2,882	2,676
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[4,6]		2,000	2,020
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[4,6]		8,037	7,337
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[6]	EUR	7,770	8,141
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[6]		10,200	10,500
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[6]		23,290	27,791
Fidelity National Information Services, Inc. 1.15% 3/1/2026	USD	22,429	20,733
Fidelity National Information Services, Inc. 2.25% 3/1/2031		4,699	3,972
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[6]		1,285	1,338
Fiserv, Inc. 2.75% 7/1/2024		19,000	18,722
Fiserv, Inc. 3.50% 7/1/2029		406	382
Fiserv, Inc. 2.65% 6/1/2030		900	792
Five Corners Funding Trust II 2.85% 5/15/2030[4]		4,300	3,805
Five Corners Funding Trust III 5.791% 2/15/2033[4]		15,060	16,007
Five Corners Funding Trust IV 5.997% 2/15/2053[4]		2,500	2,709
Global Payments, Inc. 2.90% 5/15/2030		631	555
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[6]		2,500	2,491
Goldman Sachs Group, Inc. 3.50% 4/1/2025		14,230	13,918
Goldman Sachs Group, Inc. 0.855% 2/12/2026 (USD-SOFR + 0.609% on 2/12/2025)[6]		400	379
Goldman Sachs Group, Inc. (3-month USD CME Term SOFR + 1.432%) 6.811% 5/15/2026[3]		7,000	7,047
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[6]		61,000	55,352
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]		85,837	78,552
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]		19,614	18,190
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]		59,425	57,016
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[6]		47,811	46,988
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[6]		5,725	5,439
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[6]		29,253	31,060
Goldman Sachs Group, Inc. 2.60% 2/7/2030		5,356	4,709
Goldman Sachs Group, Inc. 3.80% 3/15/2030		9,419	8,856
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[6]		51,903	41,958
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[6]		10,416	8,747
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[6]		36,016	30,927
Goldman Sachs Group, Inc. 6.561% 10/24/2034 (USD-SOFR + 1.95% on 10/24/2033)[6]		672	739
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[6]		10,000	7,301
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[6]		9,000	7,036
GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[4]		3,350	3,542
Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 4.625% 1/16/2024		4,000	3,998
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[6]		5,000	4,877
HSBC Holdings PLC 2.256% 11/13/2026 (1-year GBP-ICE Swap + 1.317% on 11/13/2025)[6]	GBP	6,050	7,315
HSBC Holdings PLC (USD-SOFR + 1.57%) 5.35% 8/14/2027[3]	USD	20,000	20,107
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[6]		11,240	10,321
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[6]		23,007	22,683
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[6]		3,357	3,599
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[6]		8,557	8,842
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]		47,596	41,579
HSBC Holdings PLC 4.95% 3/31/2030		3,150	3,126
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[6]		2,609	2,439
HSBC Holdings PLC 3.00% 5/29/2030 (1-year EUR Annual (vs. 6-month GBP-LIBOR) + 1.77% on 5/29/2029)[6]	GBP	3,613	4,145
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]	USD	48,184	40,246
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[6]		4,574	3,803
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[6]		11,963	13,832
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[6]		5,137	5,463
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[6]		30,917	33,927
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[6]		4,198	4,530

The Bond Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	USD	7,854	$7,373
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027		39,663	36,260
Huarong Finance 2019 Co., Ltd. 4.50% 5/29/2029		11,367	10,081
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		34,000	33,703
Huarong Finance II Co., Ltd. 5.00% 11/19/2025		3,637	3,513
Huarong Finance II Co., Ltd. 4.625% 6/3/2026		360	342
Huarong Finance II Co., Ltd. 4.875% 11/22/2026		10,000	9,501
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[6]		13,535	13,965
Huntington Bancshares, Inc. 4.45% junior subordinated perpetual bonds (7-year UST Yield Curve Rate T Note Constant Maturity + 4.045% on 10/15/2027)[6]		4,000	3,518
Industrial and Commercial Bank of China, Ltd. 2.875% 9/12/2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 9/12/2024)[3]		3,000	2,948
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[6]		12,000	12,254
ING Groep NV 6.114% 9/11/2034 (USD-SOFR + 1.85% on 9/11/2033)[6]		6,000	6,300
Insurance Australia Group, Ltd. (3-month AUD-BBSW + 2.45%) 6.80% 12/15/2036[3]	AUD	10,280	7,090
Intercontinental Exchange, Inc. 4.00% 9/15/2027	USD	259	255
Intercontinental Exchange, Inc. 4.35% 6/15/2029		15,430	15,399
Intercontinental Exchange, Inc. 2.10% 6/15/2030		20,000	17,219
Intercontinental Exchange, Inc. 4.60% 3/15/2033		17,419	17,351
Intercontinental Exchange, Inc. 2.65% 9/15/2040		3,875	2,893
Intercontinental Exchange, Inc. 3.00% 6/15/2050		4,806	3,443
Intercontinental Exchange, Inc. 4.95% 6/15/2052		4,094	4,094
Intercontinental Exchange, Inc. 3.00% 9/15/2060		6,311	4,274
Intesa Sanpaolo SpA 5.017% 6/26/2024[4]		125,758	124,495
Intesa Sanpaolo SpA 3.25% 9/23/2024[4]		8,260	8,112
Intesa Sanpaolo SpA 7.00% 11/21/2025[4]		20,450	20,965
Intesa Sanpaolo SpA 5.71% 1/15/2026[4]		24,105	24,002
Intesa Sanpaolo SpA 3.875% 7/14/2027[4]		10,275	9,575
Intesa Sanpaolo SpA 3.875% 1/12/2028[4]		4,974	4,620
Intesa Sanpaolo SpA 4.00% 9/23/2029[4]		3,000	2,733
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[4,6]		2,525	2,742
Intesa Sanpaolo SpA 7.20% 11/28/2033[4]		11,600	12,374
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[4,6]		37,275	38,480
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[4]		2,470	2,268
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[6]		6,280	6,121
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[6]		124,828	120,220
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[6]		17,248	17,265
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[6]		22,000	21,143
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[6]		2,547	2,440
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[6]		7,400	7,283
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[6]		7,980	7,337
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[6]		12,218	11,280
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[6]		31,459	28,515
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[6]		10,000	10,291
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]		67,908	63,920
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[6]		49,000	48,294
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]		20,154	20,170
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[6]		3,265	3,096
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[6]		15,175	13,463
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]		16,666	16,921
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[6]		3,685	3,876
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[6]		13,501	10,978
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[6]		1,483	1,255
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[6]		20,053	16,738
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[6]		485	416
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[6]		11,966	11,835
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[6]		60,898	61,801
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[6]		19,265	20,894
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[6]		1,907	1,426
Kasikornbank PCL (Hong Kong Branch) 5.458% 3/7/2028		3,000	3,060
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]		19,035	17,519
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[4,6]		9,675	9,846

32	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[4,6]	USD	42,000	$44,417
Korea Exchange Bank 3.25% 3/30/2027[4]		3,350	3,204
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[6]		523	518
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[6]		13,875	13,394
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]		312	286
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[6]		19,425	19,779
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[6]		26,573	25,449
Lloyds Banking Group PLC 4.375% 3/22/2028		6,323	6,187
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[6]		20,547	21,066
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[6]		16,390	15,975
LPL Holdings, Inc. 4.625% 11/15/2027[4]		270	261
LPL Holdings, Inc. 6.75% 11/17/2028		26,490	28,255
LPL Holdings, Inc. 4.375% 5/15/2031[4]		1,800	1,632
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[6]		27,182	29,260
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[6]		19,743	18,715
M&T Bank Corp. 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.174% on 8/1/2024)[6]		5,000	4,537
Macquarie Bank, Ltd. 5.208% 6/15/2026[4]		5,000	5,028
Macquarie Bank, Ltd. 5.391% 12/7/2026[4]		5,000	5,069
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024		13,440	13,386
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030		4,221	3,636
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031		1,032	880
Marsh & McLennan Companies, Inc. 5.40% 9/15/2033		3,250	3,424
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051		4,875	3,298
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053		1,687	1,837
Mastercard, Inc. 4.85% 3/9/2033		8,644	8,933
Mastercard, Inc. 2.95% 3/15/2051		4,308	3,200
Met Tower Global Funding 5.40% 6/20/2026[4]		10,000	10,154
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[4,6,8]		100	108
MetLife, Inc. 3.60% 11/13/2025		100	98
MetLife, Inc. 4.55% 3/23/2030		2,417	2,433
MetLife, Inc. 5.375% 7/15/2033		12,814	13,368
MetLife, Inc. 4.60% 5/13/2046		800	760
Metropolitan Life Global Funding I 3.60% 1/11/2024[4]		3,000	2,999
Metropolitan Life Global Funding I 0.95% 7/2/2025[4]		5,764	5,437
Metropolitan Life Global Funding I 3.45% 12/18/2026[4]		2,315	2,231
Metropolitan Life Global Funding I 4.40% 6/30/2027[4]		4,574	4,499
Metropolitan Life Global Funding I 5.05% 1/6/2028[4]		1,418	1,434
Metropolitan Life Global Funding I 5.40% 9/12/2028[4]		6,000	6,165
Metropolitan Life Global Funding I 3.05% 6/17/2029[4]		5,000	4,549
Metropolitan Life Global Funding I 4.30% 8/25/2029[4]		8,134	7,929
Metropolitan Life Global Funding I 2.95% 4/9/2030[4]		980	871
Metropolitan Life Global Funding I 1.55% 1/7/2031[4]		2,284	1,830
Metropolitan Life Global Funding I 2.40% 1/11/2032[4]		3,250	2,697
Metropolitan Life Global Funding I 5.15% 3/28/2033[4]		6,068	6,179
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[6]		17,000	16,394
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[6]		35,000	31,996
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[6]		12,800	11,660
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[6]		18,000	16,665
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[6]		19,000	18,485
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[6]		10,000	10,188

The Bond Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[6]	USD	631	$641
Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026)[6]		10,000	9,115
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[6]		26,000	23,770
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[6]		12,530	12,899
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[6]		16,070	16,602
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[6]		1,640	1,613
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[6]		995	958
Morgan Stanley 4.754% 4/21/2026		25,000	24,992
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[6]		1,121	1,111
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[6]		9,411	8,675
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[6]		65,131	59,520
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[6]		2,594	2,409
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[6]		6,143	6,007
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[6]		69,283	69,637
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]		40,799	41,056
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[6]		321	327
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[6]		17,749	18,822
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[6]		2,300	2,012
Morgan Stanley 3.622% 4/1/2031 (USD-SOFR + 3.12% on 4/1/2030)[6]		3,103	2,860
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[6]		38,966	31,133
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[6]		33,844	27,638
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[6]		9,792	8,112
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[6]		12,484	10,624
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[6]		11,150	10,878
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[6]		30,000	30,011
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[6]		44,901	45,591
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[6]		71,108	78,766
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[6]		13,453	13,098
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[6]		5,708	4,395
Morgan Stanley Bank, N.A. 5.479% 7/16/2025		8,125	8,203
MSCI, Inc. 3.625% 9/1/2030[4]		16,200	14,676
MSCI, Inc. 3.25% 8/15/2033[4]		15,450	12,932
Münchener Rückversicherungs-Gesellschaft AG 5.875% 5/23/2042 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.982% on 5/23/2032)[4,6]		6,000	6,030
Nasdaq, Inc. 5.35% 6/28/2028		4,393	4,528
Nasdaq, Inc. 5.55% 2/15/2034		9,368	9,738
Nasdaq, Inc. 5.95% 8/15/2053		2,304	2,479
Nasdaq, Inc. 6.10% 6/28/2063		792	857
National Australia Bank, Ltd. 4.944% 1/12/2028		3,474	3,512
National Australia Bank, Ltd. 4.90% 6/13/2028		5,000	5,062
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[6]		25,000	25,230
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[6]		7,500	6,969
NatWest Group PLC 5.076% 1/27/2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[6,8]		2,650	2,612
NatWest Group PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[6,8]		11,600	11,125
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[6]		8,000	8,408
Navient Corp. 5.875% 10/25/2024		1,000	1,001
Navient Corp. 6.75% 6/25/2025		10,000	10,125
Navient Corp. 5.00% 3/15/2027		6,250	6,040
Navient Corp. 5.625% 8/1/2033		3,000	2,466
New York Life Global Funding 0.95% 6/24/2025[4]		1,034	977
New York Life Global Funding 0.85% 1/15/2026[4]		6,053	5,597
New York Life Global Funding 3.25% 4/7/2027[4]		2,164	2,077
New York Life Global Funding 4.90% 6/13/2028[4]		7,500	7,577
New York Life Global Funding 1.20% 8/7/2030[4]		8,750	7,024
New York Life Global Funding 1.85% 8/1/2031[4]		2,250	1,816
New York Life Global Funding 4.55% 1/28/2033[4]		4,751	4,687
NongHyup Bank 4.875% 7/3/2028[4]		16,213	16,319
Northwestern Mutual Global Funding 0.80% 1/14/2026[4]		2,062	1,908

34	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[4]	USD	12,000	$12,060
Onemain Finance Corp. 7.125% 3/15/2026		9,300	9,481
Onemain Finance Corp. 7.875% 3/15/2030		9,120	9,396
Oversea-Chinese Banking Corp., Ltd. (3-month AUD-BBSW + 0.70%) 4.852% 4/14/2025[3]	AUD	29,750	20,304
Oversea-Chinese Banking Corp., Ltd. 1.832% 9/10/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[6]	USD	2,250	2,117
PayPal Holdings, Inc. 3.90% 6/1/2027		5,603	5,514
PayPal Holdings, Inc. 4.40% 6/1/2032		15,247	15,158
PayPal Holdings, Inc. 3.25% 6/1/2050		61	46
PayPal Holdings, Inc. 5.05% 6/1/2052		19,695	19,880
PayPal Holdings, Inc. 5.25% 6/1/2062		321	319
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[6]		10,000	10,123
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]		49,534	50,625
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[6]		9,176	9,592
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[6]		2,378	2,474
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]		18,349	20,378
PNC Financial Services Group, Inc. 3.40% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.595% on 9/15/2026)[6]		4,562	3,661
Power Finance Corp., Ltd. 3.95% 4/23/2030		32,000	29,629
Power Finance Corp., Ltd. 3.35% 5/16/2031		8,670	7,647
Prudential Financial, Inc. 3.905% 12/7/2047		850	697
Prudential Financial, Inc. 4.418% 3/27/2048		1,000	883
Prudential Financial, Inc. 3.70% 3/13/2051		5,583	4,420
QBE Insurance Group, Ltd. (3-month AUD-BBSW + 2.75%) 7.128% 8/25/2036[3]	AUD	12,200	8,492
QBE Insurance Group, Ltd. 2.50% 9/13/2038 (5-year GBP-GILT + 2.061% on 9/13/2028)[6]	GBP	3,840	4,158
QBE Insurance Group, Ltd. 5.875% 6/17/2046 (10-year USD-ICE SOFR Spread-Adjusted Swap + 4.395% on 6/17/2026)[6]	USD	4,000	3,927
Royal Bank of Canada 0.75% 10/7/2024		1,347	1,301
Royal Bank of Canada 4.95% 4/25/2025		5,000	5,005
Royal Bank of Canada 3.625% 5/4/2027		748	723
Royal Bank of Canada 6.00% 11/1/2027		1,098	1,151
Royal Bank of Canada 4.90% 1/12/2028		1,650	1,669
Royal Bank of Canada 5.00% 2/1/2033		16,627	16,917
Santander Holdings USA, Inc. 3.50% 6/7/2024		13,325	13,187
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[6]		10,775	9,873
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[6]		24,328	25,157
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[6]		3,644	3,763
SMBC Aviation Capital Finance DAC 5.70% 7/25/2033[4]		7,915	8,007
Standard Chartered PLC 7.018% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 2/8/2029)[4,6]		4,930	5,208
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[4,6]		7,000	6,592
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[6]		5,200	4,897
Standard Chartered PLC 6.296% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.58% on 7/6/2033)[4,6]		13,701	14,398
Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031)[4,6]		2,554	2,093
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[6]		430	446
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[6]		10,825	10,210
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[6]		18,331	18,047
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]		45,934	46,292
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026		10,264	10,500
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027		6,775	6,266
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028		7,500	7,769
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033		427	451
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[4]		10,000	10,293
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.30%) 6.67% 6/1/2037[3]	AUD	7,500	5,175
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 7.02% 12/1/2038[3]		50	35
Suncorp-Metway, Ltd. (3-month AUD-BBSW + 0.78%) 5.122% 7/30/2024[3]		24,500	16,713

The Bond Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[6,9]	USD	11,614	$157
Svenska Handelsbanken AB 5.50% 6/15/2028[4]		5,000	5,095
Swedbank AB 6.136% 9/12/2026[4]		12,825	13,088
Synchrony Bank 5.40% 8/22/2025		17,000	16,754
Synchrony Bank 5.625% 8/23/2027		17,000	16,723
Synchrony Financial 4.375% 3/19/2024		5,825	5,805
Toronto-Dominion Bank (The) 0.75% 9/11/2025		23,900	22,309
Toronto-Dominion Bank (The) 5.156% 1/10/2028		9,935	10,092
Toronto-Dominion Bank (The) 5.523% 7/17/2028		25,000	25,757
Toronto-Dominion Bank (The) 4.456% 6/8/2032		61	59
Travelers Companies, Inc. 4.00% 5/30/2047		2,250	1,943
Travelers Companies, Inc. 4.10% 3/4/2049		1,500	1,308
Travelers Companies, Inc. 2.55% 4/27/2050		1,601	1,055
Travelers Companies, Inc. 5.45% 5/25/2053		1,914	2,067
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[6]		18,000	17,745
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[6]		17,382	18,786
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[6]		18,975	18,388
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]		19,540	19,946
U.S. Bancorp 2.40% 7/30/2024		19,000	18,679
U.S. Bancorp 3.10% 4/27/2026		7,000	6,711
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[6]		16,000	15,772
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[6]		7,500	7,386
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[6]		7,500	7,710
U.S. Bancorp 2.677% 1/27/2033 (USD-SOFR + 1.02% on 1/27/2032)[6]		2,675	2,232
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[6]		49,596	47,529
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[6]		17,758	18,326
U.S. Bancorp 3.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.541% on 1/15/2027)[6]		4,711	3,710
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[4,6]		2,360	2,343
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[4,6]		3,418	3,345
UBS Group AG 4.55% 4/17/2026		7,000	6,912
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[4,6]		26,727	25,432
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[4,6]		20,000	20,118
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[4,6]		10,300	9,449
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[4,6]		38,389	35,231
UBS Group AG 4.703% 8/5/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 8/5/2026)[4,6]		50,000	49,312
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[4,6]		22,475	20,318
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[4,6]		10,224	10,074
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[4,6]		8,250	8,573
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,6,8]		12,135	11,450
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[4,6]		19,000	19,835
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[4,6,8]		11,000	9,824
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[4,6]		82,501	76,890
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[4,6]		15,199	12,132
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[4,6]		76,007	64,770
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[4,6]		22,071	18,117
UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[4,6]		5,631	6,013
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[4,6]		51,875	63,807
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[4,6]		3,325	3,522
UniCredit SpA 4.625% 4/12/2027[4]		17,010	16,632
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[4,6]		29,477	28,871
United Overseas Bank, Ltd. 2.00% 10/14/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026)[4,6]		8,430	7,684
Vigorous Champion International, Ltd. 4.25% 5/28/2029		1,708	1,574
Vnesheconombank Via VEB Finance PLC 6.80% 11/22/2025[4,7,9]		500	—	[2]

36	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[6]	USD	36,060	$35,087
Wells Fargo & Co. 3.00% 4/22/2026		3,053	2,926
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]		9,960	9,769
Wells Fargo & Co. 3.00% 10/23/2026		9,980	9,479
Wells Fargo & Co. 3.196% 6/17/2027 (3-month USD CME Term SOFR + 1.432% on 6/17/2026)[6]		11,147	10,661
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[6]		46,148	44,048
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[6]		19,741	18,090
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]		73,674	73,171
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[6]		18,000	18,390
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[6]		49,300	51,989
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]		103,678	104,189
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[6]		27,531	28,044
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[6]		47,035	51,196
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[6]		71,327	64,208
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[6]		10,000	9,637
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[6]		11,339	10,383
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[6]		20,125	16,390
Willis North America, Inc. 4.65% 6/15/2027		5,185	5,133
Willis North America, Inc. 5.35% 5/15/2033		8,500	8,592
Willis North America, Inc. 3.875% 9/15/2049		4,700	3,642
Xiaomi Best Time International, Ltd. 3.375% 4/29/2030		2,865	2,516
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031		2,000	1,665
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051		5,000	3,560
			7,806,579

Utilities 3.84%
Adani Transmission Step-One, Ltd. 4.00% 8/3/2026		2,000	1,837
AEP Texas, Inc. 3.45% 5/15/2051		2,638	1,892
AEP Transmission Co., LLC 3.10% 12/1/2026		4,075	3,917
AEP Transmission Co., LLC 2.75% 8/15/2051		2,831	1,840
AES Panama Generation Holdings SRL 4.375% 5/31/2030[4]		8,412	7,078
Alabama Power Co. 3.00% 3/15/2052		22,980	16,086
Alfa Desarrollo SpA 4.55% 9/27/2051		8,944	6,991
Alfa Desarrollo SpA 4.55% 9/27/2051[4]		5,694	4,451
Ameren Corp. 2.50% 9/15/2024		1,616	1,581
American Electric Power Co., Inc. 1.00% 11/1/2025		317	294
American Electric Power Co., Inc. 4.30% 12/1/2028		31,133	30,476
American Transmission Systems, Inc. 2.65% 1/15/2032[4]		1,695	1,435
Atlantic City Electric Co. 2.30% 3/15/2031		2,175	1,836
Baltimore Gas and Electric Co. 4.55% 6/1/2052		3,150	2,892
Berkshire Hathaway Energy Co. 4.50% 2/1/2045		200	185
Berkshire Hathaway Energy Co. 4.60% 5/1/2053		3,618	3,230
Calpine Corp. 5.25% 6/1/2026[4]		3,398	3,355
Calpine Corp. 4.50% 2/15/2028[4]		4,000	3,807
CenterPoint Energy Houston Electric, LLC 4.95% 4/1/2033		5,750	5,857
CenterPoint Energy Houston Electric, LLC 2.90% 7/1/2050		5,867	4,105
CenterPoint Energy Houston Electric, LLC 3.60% 3/1/2052		5,392	4,285
CenterPoint Energy, Inc. 2.65% 6/1/2031		13,900	11,868
CenterPoint Energy, Inc. 3.70% 9/1/2049		2,775	2,104
Chile Electricity Lux MPC SARL 6.01% 1/20/2033[4]		3,300	3,387
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[4]		15,958	14,958
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[4]		5,500	5,220
CMS Energy Corp. 3.00% 5/15/2026		7,689	7,353
CMS Energy Corp. 3.45% 8/15/2027		1,460	1,392
Comision Federal de Electricidad 4.688% 5/15/2029[4]		30,765	28,986
Commonwealth Edison Co. 3.125% 3/15/2051		2,000	1,418
Connecticut Light and Power Co. (The) 3.20% 3/15/2027		857	824
Connecticut Light and Power Co. (The) 2.05% 7/1/2031		12,036	9,996
Consumers Energy Co. 4.90% 2/15/2029		17,976	18,307
Consumers Energy Co. 3.60% 8/15/2032		48,605	45,084
Consumers Energy Co. 4.625% 5/15/2033		10,001	9,991
Dominion Energy, Inc. 3.30% 3/15/2025		2,113	2,064

The Bond Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Dominion Energy, Inc. 3.375% 4/1/2030	USD	20,716	$19,084
Dominion Energy, Inc., junior subordinated, 3.071% 8/15/2024		4,825	4,747
DPL, Inc. 4.125% 7/1/2025		1,040	1,015
DTE Electric Co. 2.625% 3/1/2031		586	513
DTE Electric Co. 3.70% 3/15/2045		107	88
DTE Electric Co. 3.65% 3/1/2052		2,146	1,698
DTE Energy Co. 2.85% 10/1/2026		6,100	5,770
DTE Energy Co. 2.25% 3/1/2030		12,769	11,211
DTE Energy Co. 3.00% 3/1/2032		33,359	29,593
DTE Energy Co. 2.95% 3/1/2050		1,994	1,397
Duke Energy Carolinas, LLC 2.45% 8/15/2029		27,831	24,768
Duke Energy Carolinas, LLC 2.55% 4/15/2031		419	364
Duke Energy Carolinas, LLC 3.20% 8/15/2049		77	56
Duke Energy Carolinas, LLC 5.35% 1/15/2053		3,528	3,622
Duke Energy Corp. 2.55% 6/15/2031		348	297
Duke Energy Corp. 5.75% 9/15/2033		33,869	35,857
Duke Energy Corp. 3.50% 6/15/2051		599	441
Duke Energy Corp. 5.00% 8/15/2052		331	310
Duke Energy Florida, LLC 1.75% 6/15/2030		9,021	7,531
Duke Energy Florida, LLC 5.875% 11/15/2033		4,050	4,368
Duke Energy Florida, LLC 3.00% 12/15/2051		8,566	5,856
Duke Energy Florida, LLC 5.95% 11/15/2052		2,500	2,740
Duke Energy Ohio, Inc. 2.125% 6/1/2030		5,250	4,473
Duke Energy Progress, LLC 2.00% 8/15/2031		769	636
Duke Energy Progress, LLC 2.50% 8/15/2050		4,494	2,830
Edison International 3.55% 11/15/2024		16,725	16,427
Edison International 4.95% 4/15/2025		6,354	6,315
Edison International 5.75% 6/15/2027		13,234	13,523
Edison International 4.125% 3/15/2028		57,701	55,784
Edison International 5.25% 11/15/2028		24,301	24,474
Edison International 6.95% 11/15/2029		16,809	18,258
Electricité de France SA 5.70% 5/23/2028[4]		4,900	5,074
Electricité de France SA 6.25% 5/23/2033[4]		9,350	10,127
Electricité de France SA 6.90% 5/23/2053[4]		17,350	19,657
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[6]	EUR	15,000	14,771
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[4,6]	USD	7,450	8,336
Emera US Finance, LP 0.833% 6/15/2024		3,750	3,656
Emera US Finance, LP 2.639% 6/15/2031		19,066	15,666
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6,8]		319	314
Enfragen Energia Sur SA 5.375% 12/30/2030		885	692
Engie Energia Chile SA 3.40% 1/28/2030[4]		7,054	6,076
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[4]		8,250	7,742
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[4]		1,143	979
Entergy Corp. 1.90% 6/15/2028		9,031	8,006
Entergy Corp. 2.40% 6/15/2031		20,182	16,906
Entergy Louisiana, LLC 3.12% 9/1/2027		4,780	4,511
Entergy Louisiana, LLC 1.60% 12/15/2030		1,700	1,364
Entergy Louisiana, LLC 2.35% 6/15/2032		395	329
Entergy Louisiana, LLC 2.90% 3/15/2051		18,061	12,068
Entergy Louisiana, LLC 4.75% 9/15/2052		281	259
Entergy Texas, Inc. 1.75% 3/15/2031		446	366
Exelon Corp. 4.10% 3/15/2052		1,725	1,399
FirstEnergy Corp. 2.05% 3/1/2025		25,920	25,032
FirstEnergy Corp. 1.60% 1/15/2026		54,542	50,768
FirstEnergy Corp. 2.65% 3/1/2030		39,440	34,119
FirstEnergy Corp. 2.25% 9/1/2030		108,103	91,175
FirstEnergy Corp. 3.40% 3/1/2050		19,301	13,626
FirstEnergy Corp., Series B, 4.15% 7/15/2027		91,819	88,369
FirstEnergy Transmission, LLC 4.35% 1/15/2025[4]		1,260	1,241
FirstEnergy Transmission, LLC 2.866% 9/15/2028[4]		74,825	67,917
Florida Power & Light Co. 3.30% 5/30/2027		10,000	9,591
Florida Power & Light Co. 5.05% 4/1/2028		2,275	2,327
Florida Power & Light Co. 4.40% 5/15/2028		12,000	12,029
Florida Power & Light Co. 2.45% 2/3/2032		20,000	17,186
Florida Power & Light Co. 5.10% 4/1/2033		9,000	9,295

38	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Florida Power & Light Co. 4.80% 5/15/2033	USD	15,247	$15,431
Florida Power & Light Co. 2.875% 12/4/2051		11,934	8,288
Florida Power & Light Co. 5.30% 4/1/2053		7	7
Georgia Power Co. 4.65% 5/16/2028		7,500	7,563
Georgia Power Co. 4.95% 5/17/2033		35,436	35,748
Grupo Energia Bogota SA ESP 7.85% 11/9/2033[4]		2,500	2,721
Jersey Central Power & Light Co. 4.30% 1/15/2026[4]		4,480	4,386
Jersey Central Power & Light Co. 2.75% 3/1/2032[4]		7,574	6,401
Korea East-West Power Co., Ltd. 1.75% 5/6/2025		1,500	1,434
Korea East-West Power Co., Ltd. 3.60% 5/6/2025		1,500	1,472
Korea Electric Power Corp. 4.00% 6/14/2027		3,931	3,846
Metropolitan Edison Co. 4.30% 1/15/2029[4]		5,000	4,845
MidAmerican Energy Co. 3.10% 5/1/2027		2,273	2,178
MidAmerican Energy Co. 3.65% 4/15/2029		2,300	2,200
MidAmerican Energy Co. 5.35% 1/15/2034		350	369
MidAmerican Energy Co. 3.15% 4/15/2050		5,000	3,580
MidAmerican Energy Co. 5.85% 9/15/2054		10,000	11,091
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[4]		6,025	5,823
Minejesa Capital BV 4.625% 8/10/2030		5,135	4,885
Minejesa Capital BV 5.625% 8/10/2037		12,000	10,544
Mississippi Power Co. 4.25% 3/15/2042		14,426	12,326
Monongahela Power Co. 3.55% 5/15/2027[4]		4,800	4,599
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025		4,050	4,089
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027		13,042	12,002
NextEra Energy Capital Holdings, Inc. 4.625% 7/15/2027		428	428
NextEra Energy Operating Partners, LP 4.25% 7/15/2024[4]		4,715	4,665
NextEra Energy Operating Partners, LP 3.875% 10/15/2026[4]		3,535	3,368
NiSource, Inc. 5.40% 6/30/2033		5,000	5,159
NiSource, Inc. 5.00% 6/15/2052		24	23
Northern States Power Co. 2.25% 4/1/2031		5,287	4,539
Northern States Power Co. 2.60% 6/1/2051		13,915	9,125
Northern States Power Co. 4.50% 6/1/2052		2,789	2,569
Northern States Power Co. 5.10% 5/15/2053		1,006	1,016
NRG Energy, Inc. 3.625% 2/15/2031[4]		5,000	4,302
NRG Energy, Inc. 3.875% 2/15/2032[4]		270	231
NTPC, Ltd. 3.75% 4/3/2024		3,000	2,986
NTPC, Ltd. 4.375% 11/26/2024		3,000	2,970
Oncor Electric Delivery Co., LLC 0.55% 10/1/2025		8,100	7,540
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032		8,239	8,167
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033[4]		16,950	18,068
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051		7,613	5,033
Pacific Gas and Electric Co. 3.15% 1/1/2026		136,174	130,670
Pacific Gas and Electric Co. 2.95% 3/1/2026		53,431	50,644
Pacific Gas and Electric Co. 3.30% 3/15/2027		27,575	25,802
Pacific Gas and Electric Co. 2.10% 8/1/2027		61,183	55,185
Pacific Gas and Electric Co. 3.30% 12/1/2027		38,713	36,167
Pacific Gas and Electric Co. 3.00% 6/15/2028		36,906	33,663
Pacific Gas and Electric Co. 3.75% 7/1/2028		23,868	22,376
Pacific Gas and Electric Co. 4.65% 8/1/2028		44,620	42,883
Pacific Gas and Electric Co. 6.10% 1/15/2029		24,440	25,313
Pacific Gas and Electric Co. 4.55% 7/1/2030		148,305	141,381
Pacific Gas and Electric Co. 2.50% 2/1/2031		192,825	159,248
Pacific Gas and Electric Co. 3.25% 6/1/2031		30,505	26,447
Pacific Gas and Electric Co. 5.90% 6/15/2032		3,226	3,284
Pacific Gas and Electric Co. 6.15% 1/15/2033		22,456	23,301
Pacific Gas and Electric Co. 6.40% 6/15/2033		67,732	71,336
Pacific Gas and Electric Co. 6.95% 3/15/2034		9,625	10,585
Pacific Gas and Electric Co. 3.30% 8/1/2040		26,904	19,735
Pacific Gas and Electric Co. 3.75% 8/15/2042		29,730	22,023
Pacific Gas and Electric Co. 4.95% 7/1/2050		2,846	2,437
Pacific Gas and Electric Co. 3.50% 8/1/2050		50,437	34,928
Pacific Gas and Electric Co. 6.75% 1/15/2053		5,645	6,156
PacifiCorp 4.15% 2/15/2050		1,375	1,116
PacifiCorp 3.30% 3/15/2051		7,577	5,264
PacifiCorp 2.90% 6/15/2052		12,470	8,034
PacifiCorp 5.35% 12/1/2053		8,717	8,398
PacifiCorp 5.50% 5/15/2054		21,367	21,014

The Bond Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
PECO Energy Co. 2.80% 6/15/2050	USD	10,000	$6,767
PG&E Corp. 5.00% 7/1/2028		9,485	9,235
PG&E Corp. 5.25% 7/1/2030		7,450	7,194
Progress Energy, Inc. 7.00% 10/30/2031		8,568	9,679
Public Service Company of Colorado 3.70% 6/15/2028		1,551	1,492
Public Service Company of Colorado 1.90% 1/15/2031		111	92
Public Service Company of Colorado 1.875% 6/15/2031		15,100	12,441
Public Service Company of Colorado 4.10% 6/15/2048		3,671	2,996
Public Service Company of Colorado 3.20% 3/1/2050		5,465	3,929
Public Service Company of Colorado 2.70% 1/15/2051		8,928	5,630
Public Service Company of Colorado 4.50% 6/1/2052		3,463	3,034
Public Service Company of Colorado 5.25% 4/1/2053		8,127	8,110
Public Service Electric and Gas Co. 0.95% 3/15/2026		12,926	11,952
Public Service Electric and Gas Co. 3.65% 9/1/2028		2,978	2,874
Public Service Electric and Gas Co. 3.20% 5/15/2029		6,989	6,529
Public Service Electric and Gas Co. 2.45% 1/15/2030		4,830	4,276
Public Service Electric and Gas Co. 1.90% 8/15/2031		500	411
Public Service Electric and Gas Co. 3.10% 3/15/2032		8,811	7,872
Public Service Electric and Gas Co. 5.20% 8/1/2033		8,393	8,717
Public Service Electric and Gas Co. 3.20% 8/1/2049		2,475	1,836
Public Service Electric and Gas Co. 3.15% 1/1/2050		15,000	11,106
Public Service Electric and Gas Co. 2.05% 8/1/2050		864	502
Public Service Electric and Gas Co. 5.45% 8/1/2053		1,250	1,351
San Diego Gas & Electric Co. 4.95% 8/15/2028		10,000	10,212
San Diego Gas & Electric Co. 3.32% 4/15/2050		2,025	1,443
Southern California Edison Co. 1.10% 4/1/2024		19,782	19,567
Southern California Edison Co. 1.20% 2/1/2026		16,697	15,555
Southern California Edison Co. 4.90% 6/1/2026		10,000	10,049
Southern California Edison Co. 4.70% 6/1/2027		25,013	25,177
Southern California Edison Co. 5.85% 11/1/2027		1,367	1,428
Southern California Edison Co. 3.65% 3/1/2028		19,403	18,621
Southern California Edison Co. 4.20% 3/1/2029		25,042	24,575
Southern California Edison Co. 2.85% 8/1/2029		66,401	60,576
Southern California Edison Co. 2.25% 6/1/2030		13,636	11,713
Southern California Edison Co. 2.50% 6/1/2031		21,923	18,800
Southern California Edison Co. 2.75% 2/1/2032		16,770	14,441
Southern California Edison Co. 5.75% 4/1/2035		6,666	6,955
Southern California Edison Co. 5.35% 7/15/2035		30,475	31,620
Southern California Edison Co. 5.625% 2/1/2036		5,649	5,767
Southern California Edison Co. 5.55% 1/15/2037		6,946	6,971
Southern California Edison Co. 5.95% 2/1/2038		12,088	12,695
Southern California Edison Co. 4.50% 9/1/2040		20,350	18,324
Southern California Edison Co. 3.60% 2/1/2045		2,451	1,909
Southern California Edison Co. 4.00% 4/1/2047		1,649	1,348
Southern California Edison Co. 3.65% 2/1/2050		15,867	12,306
Southern California Edison Co. 2.95% 2/1/2051		19,979	13,584
Southern California Edison Co. 3.65% 6/1/2051		1,887	1,424
Southern California Edison Co. 3.45% 2/1/2052		11,610	8,485
Southern California Gas Co. 2.55% 2/1/2030		6,775	5,962
Southwestern Electric Power Co. 1.65% 3/15/2026		12,675	11,808
Southwestern Electric Power Co. 3.25% 11/1/2051		5,219	3,528
Talen Energy Supply, LLC 8.625% 6/1/2030[4]		14,808	15,745
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040		2,714	2,452
TNB Global Ventures Capital Bhd 4.851% 11/1/2028		4,000	3,982
Union Electric Co. 2.15% 3/15/2032		12,550	10,413
Union Electric Co. 2.625% 3/15/2051		132	84
Union Electric Co. 3.90% 4/1/2052		5,303	4,371
Virginia Electric & Power 2.95% 11/15/2026		3,000	2,866
Virginia Electric & Power 2.875% 7/15/2029		1,425	1,311
Virginia Electric & Power 2.30% 11/15/2031		10,008	8,417
Virginia Electric & Power 2.40% 3/30/2032		9,744	8,207
Vistra Operations Co., LLC 3.55% 7/15/2024[4]		8,000	7,889
Vistra Operations Co., LLC 5.00% 7/31/2027[4]		1,000	974
WEC Energy Group, Inc. 4.75% 1/9/2026		5,000	4,983
WEC Energy Group, Inc. 5.60% 9/12/2026		2,800	2,851
WEC Energy Group, Inc. 5.15% 10/1/2027		14,568	14,790
WEC Energy Group, Inc. 2.20% 12/15/2028		5,400	4,808

40	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Wisconsin Power and Light Co. 1.95% 9/16/2031	USD	15,450	$12,575
Wisconsin Power and Light Co. 3.95% 9/1/2032		1,276	1,209
Wisconsin Power and Light Co. 3.65% 4/1/2050		2,675	2,063
Xcel Energy, Inc. 3.35% 12/1/2026		10,439	10,051
Xcel Energy, Inc. 1.75% 3/15/2027		1,353	1,235
Xcel Energy, Inc. 2.60% 12/1/2029		24,612	22,072
Xcel Energy, Inc. 2.35% 11/15/2031		30,760	25,443
Xcel Energy, Inc. 4.60% 6/1/2032		1,993	1,945
Xcel Energy, Inc. 5.45% 8/15/2033		50,950	52,573
			3,094,985

Health care 3.27%
AbbVie, Inc. 2.60% 11/21/2024		30,200	29,517
AbbVie, Inc. 2.95% 11/21/2026		16,395	15,726
AbbVie, Inc. 3.20% 11/21/2029		4,409	4,124
AbbVie, Inc. 4.25% 11/21/2049		202	180
Amgen, Inc. 5.507% 3/2/2026		3,000	3,001
Amgen, Inc. 5.15% 3/2/2028		35,867	36,734
Amgen, Inc. 3.00% 2/22/2029		3,098	2,916
Amgen, Inc. 4.05% 8/18/2029		29,461	28,860
Amgen, Inc. 2.45% 2/21/2030		18,829	16,706
Amgen, Inc. 5.25% 3/2/2030		7,956	8,182
Amgen, Inc. 2.30% 2/25/2031		5,000	4,279
Amgen, Inc. 4.20% 3/1/2033		36,903	35,125
Amgen, Inc. 5.25% 3/2/2033		53,930	55,310
Amgen, Inc. 3.375% 2/21/2050		122	91
Amgen, Inc. 4.875% 3/1/2053		6,500	6,081
Amgen, Inc. 5.65% 3/2/2053		30,427	32,035
AstraZeneca Finance, LLC 1.75% 5/28/2028		564	505
AstraZeneca Finance, LLC 2.25% 5/28/2031		6,852	5,911
AstraZeneca Finance, LLC 4.875% 3/3/2033		17,730	18,344
AstraZeneca PLC 3.375% 11/16/2025		20,139	19,704
AstraZeneca PLC 0.70% 4/8/2026		6,589	6,067
AstraZeneca PLC 4.00% 1/17/2029		2,027	2,002
AstraZeneca PLC 1.375% 8/6/2030		17,516	14,570
AstraZeneca PLC 3.00% 5/28/2051		3,294	2,463
Avantor Funding, Inc. 4.625% 7/15/2028[4]		6,320	6,113
Bausch Health Companies, Inc. 5.50% 11/1/2025[4]		17,750	16,254
Bausch Health Companies, Inc. 4.875% 6/1/2028[4]		8,125	4,903
Baxter International, Inc. 2.272% 12/1/2028		3,250	2,911
Baxter International, Inc. 2.539% 2/1/2032		37,704	31,633
Baxter International, Inc. 3.132% 12/1/2051		2,284	1,573
Bayer US Finance II, LLC 4.375% 12/15/2028[4]		4,250	4,043
Bayer US Finance, LLC 6.25% 1/21/2029[4]		36,732	37,577
Bayer US Finance, LLC 6.375% 11/21/2030[4]		37,000	38,096
Bayer US Finance, LLC 6.50% 11/21/2033[4]		9,282	9,599
Bayer US Finance, LLC 6.875% 11/21/2053[4]		3,535	3,769
Becton, Dickinson and Co. 3.363% 6/6/2024		8,545	8,465
Becton, Dickinson and Co. 4.298% 8/22/2032		3,327	3,212
Boston Scientific Corp. 3.45% 3/1/2024		875	871
Boston Scientific Corp. 2.65% 6/1/2030		26,488	23,663
Boston Scientific Corp. 4.70% 3/1/2049		340	327
Bristol-Myers Squibb Co. 2.90% 7/26/2024		9,095	8,975
Bristol-Myers Squibb Co. 3.20% 6/15/2026		7,768	7,539
Bristol-Myers Squibb Co. 3.40% 7/26/2029		2,197	2,085
Bristol-Myers Squibb Co. 2.95% 3/15/2032		20,158	17,920
Bristol-Myers Squibb Co. 5.90% 11/15/2033		15,624	17,029
Bristol-Myers Squibb Co. 2.55% 11/13/2050		15,075	9,568
Bristol-Myers Squibb Co. 3.70% 3/15/2052		15,681	12,335
Bristol-Myers Squibb Co. 6.25% 11/15/2053		12,623	14,458
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[4]		16,500	14,372
Cencora, Inc. 2.70% 3/15/2031		17,987	15,784
Centene Corp. 4.25% 12/15/2027		58,085	56,012
Centene Corp. 2.45% 7/15/2028		82,808	73,811
Centene Corp. 4.625% 12/15/2029		42,335	40,641
Centene Corp. 3.375% 2/15/2030		45,137	40,555
Centene Corp. 3.00% 10/15/2030		23,055	19,996

The Bond Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Centene Corp. 2.50% 3/1/2031	USD	71,209	$59,425
Centene Corp. 2.625% 8/1/2031		14,110	11,724
Charles River Laboratories International, Inc. 3.75% 3/15/2029[4]		4,335	3,975
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[4]		6,000	4,725
CVS Health Corp. 1.30% 8/21/2027		10,000	8,886
CVS Health Corp. 3.25% 8/15/2029		10,362	9,662
CVS Health Corp. 5.125% 2/21/2030		12,000	12,193
CVS Health Corp. 1.75% 8/21/2030		5,660	4,678
CVS Health Corp. 5.25% 1/30/2031		7,000	7,184
CVS Health Corp. 1.875% 2/28/2031		13,185	10,857
CVS Health Corp. 5.25% 2/21/2033		14,789	15,123
CVS Health Corp. 5.30% 6/1/2033		17,469	17,934
CVS Health Corp. 5.05% 3/25/2048		1,707	1,598
CVS Health Corp. 4.25% 4/1/2050		8,451	7,068
CVS Health Corp. 5.875% 6/1/2053		34,944	36,801
CVS Health Corp. 6.00% 6/1/2063		9,811	10,423
Elevance Health, Inc. 3.50% 8/15/2024		9,349	9,227
Elevance Health, Inc. 2.375% 1/15/2025		1,534	1,490
Elevance Health, Inc. 4.10% 5/15/2032		18,865	18,026
Elevance Health, Inc. 4.75% 2/15/2033		6,060	6,065
Elevance Health, Inc. 4.55% 5/15/2052		8,353	7,631
Elevance Health, Inc. 5.125% 2/15/2053		2,415	2,421
Eli Lilly and Co. 3.375% 3/15/2029		9,000	8,661
Eli Lilly and Co. 4.70% 2/27/2033		38,455	39,450
Eli Lilly and Co. 4.875% 2/27/2053		34,163	35,363
Eli Lilly and Co. 4.95% 2/27/2063		916	950
EMD Finance, LLC 3.25% 3/19/2025[4]		16,185	15,813
Fortrea Holdings, Inc. 7.50% 7/1/2030[4]		2,825	2,905
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.106% 7/1/2030[3,10]		2,706	2,706
GE HealthCare Technologies, Inc. 5.65% 11/15/2027		33,699	34,899
GE HealthCare Technologies, Inc. 5.857% 3/15/2030		1,022	1,074
GE HealthCare Technologies, Inc. 5.905% 11/22/2032		27,792	29,658
GE HealthCare Technologies, Inc. 6.377% 11/22/2052		1,482	1,723
Gilead Sciences, Inc. 5.25% 10/15/2033		23,821	24,839
Gilead Sciences, Inc. 2.80% 10/1/2050		65	45
Gilead Sciences, Inc. 5.55% 10/15/2053		35,505	38,502
GlaxoSmithKline Capital, Inc. 3.625% 5/15/2025		11,425	11,241
HCA, Inc. 5.875% 2/15/2026		4,700	4,742
HCA, Inc. 5.20% 6/1/2028		30,000	30,327
HCA, Inc. 5.875% 2/1/2029		7,130	7,366
HCA, Inc. 3.375% 3/15/2029		401	370
HCA, Inc. 4.125% 6/15/2029		2,825	2,703
HCA, Inc. 3.50% 9/1/2030		5,225	4,738
HCA, Inc. 2.375% 7/15/2031		2,704	2,230
HCA, Inc. 3.625% 3/15/2032		13,278	11,878
HCA, Inc. 5.25% 6/15/2049		8,300	7,726
HCA, Inc. 4.625% 3/15/2052		323	275
Humana, Inc. 3.70% 3/23/2029		9,140	8,785
IQVIA, Inc. 5.00% 10/15/2026[4]		5,750	5,699
Johnson & Johnson 0.95% 9/1/2027		6,000	5,357
Johnson & Johnson 1.30% 9/1/2030		28,696	24,097
Johnson & Johnson 2.10% 9/1/2040		4,000	2,849
Johnson & Johnson 2.25% 9/1/2050		11,000	7,287
Kaiser Foundation Hospitals 2.81% 6/1/2041		701	526
Laboratory Corporation of America Holdings 1.55% 6/1/2026		4,555	4,210
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033		10,500	10,508
Merck & Co., Inc. 2.75% 2/10/2025		34,000	33,268
Merck & Co., Inc. 1.70% 6/10/2027		18,478	16,946
Merck & Co., Inc. 1.45% 6/24/2030		17,874	14,945
Merck & Co., Inc. 4.90% 5/17/2044		2,749	2,783
Merck & Co., Inc. 2.75% 12/10/2051		10,000	6,880
Merck & Co., Inc. 5.00% 5/17/2053		6,482	6,670
Merck & Co., Inc. 5.15% 5/17/2063		1,400	1,461
Molina Healthcare, Inc. 4.375% 6/15/2028[4]		2,125	2,012
Molina Healthcare, Inc. 3.875% 11/15/2030[4]		2,665	2,399
Molina Healthcare, Inc. 3.875% 5/15/2032[4]		15,500	13,561

42	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Novartis Capital Corp. 1.75% 2/14/2025	USD	1,167	$1,131
Novartis Capital Corp. 2.00% 2/14/2027		6,000	5,623
Novartis Capital Corp. 2.20% 8/14/2030		22,078	19,445
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		1,890	1,890
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		38,653	38,754
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		27,222	27,811
Pfizer, Inc. 2.95% 3/15/2024		2,150	2,139
Pfizer, Inc. 1.70% 5/28/2030		690	588
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030		17,136	14,097
Roche Holdings, Inc. 1.93% 12/13/2028[4]		28,439	25,409
Roche Holdings, Inc. 2.076% 12/13/2031[4]		72,783	61,312
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026		23,317	22,440
Summa Health 3.511% 11/15/2051		187	134
Takeda Pharmaceutical Co., Ltd. 5.00% 11/26/2028		7,500	7,616
Tenet Healthcare Corp. 4.875% 1/1/2026		5,535	5,477
Tenet Healthcare Corp. 5.125% 11/1/2027		4,565	4,466
Tenet Healthcare Corp. 6.125% 6/15/2030		4,000	4,049
Tenet Healthcare Corp. 6.75% 5/15/2031[4]		10,000	10,233
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036		11,690	11,204
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024		74,546	74,364
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		147,495	136,674
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		58,320	55,914
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		168,379	172,252
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		20,815	19,902
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		173,286	117,539
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027		12,000	12,231
Thermo Fisher Scientific, Inc. 5.086% 8/10/2033		7,000	7,299
Thermo Fisher Scientific, Inc. 5.20% 1/31/2034		13,414	14,050
UnitedHealth Group, Inc. 3.50% 2/15/2024		6,860	6,843
UnitedHealth Group, Inc. 2.375% 8/15/2024		7,903	7,765
UnitedHealth Group, Inc. 3.75% 7/15/2025		5,900	5,817
UnitedHealth Group, Inc. 3.70% 12/15/2025		15,430	15,192
UnitedHealth Group, Inc. 5.25% 2/15/2028		3,011	3,115
UnitedHealth Group, Inc. 2.875% 8/15/2029		1,172	1,088
UnitedHealth Group, Inc. 2.00% 5/15/2030		13,538	11,706
UnitedHealth Group, Inc. 4.20% 5/15/2032		6,397	6,263
UnitedHealth Group, Inc. 5.35% 2/15/2033		5,984	6,333
UnitedHealth Group, Inc. 3.05% 5/15/2041		7,293	5,703
UnitedHealth Group, Inc. 4.25% 6/15/2048		3,314	2,966
UnitedHealth Group, Inc. 4.45% 12/15/2048		2,015	1,847
UnitedHealth Group, Inc. 3.70% 8/15/2049		3,098	2,523
UnitedHealth Group, Inc. 2.90% 5/15/2050		9,116	6,385
UnitedHealth Group, Inc. 3.25% 5/15/2051		5,408	4,100
UnitedHealth Group, Inc. 4.75% 5/15/2052		4,604	4,430
Zoetis, Inc. 5.60% 11/16/2032		15,969	17,126
			2,633,310

Consumer discretionary 2.99%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		5,000	4,146
Alibaba Group Holding, Ltd. 2.70% 2/9/2041		6,206	4,251
Allied Universal Holdco, LLC 4.625% 6/1/2028[4]		2,105	1,916
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[4]		2,471	2,527
Amazon.com, Inc. 1.65% 5/12/2028		25,000	22,522
Amazon.com, Inc. 3.45% 4/13/2029		3,434	3,328
Amazon.com, Inc. 1.50% 6/3/2030		6,278	5,320
Amazon.com, Inc. 2.10% 5/12/2031		25,000	21,567
Amazon.com, Inc. 2.875% 5/12/2041		5,827	4,583
Amazon.com, Inc. 3.10% 5/12/2051		7,293	5,428
American Honda Finance Corp. 1.20% 7/8/2025		10,182	9,652
Atlas LuxCo 4 SARL 4.625% 6/1/2028[4]		1,610	1,473
Bath & Body Works, Inc. 6.875% 11/1/2035		4,500	4,563
Bath & Body Works, Inc. 6.75% 7/1/2036		4,800	4,837
BMW US Capital, LLC 3.90% 4/9/2025[4]		21,240	21,007
BMW US Capital, LLC 3.45% 4/1/2027[4]		1,300	1,251
BMW US Capital, LLC 5.05% 8/11/2028[4]		13,400	13,658
BMW US Capital, LLC 2.55% 4/1/2031[4]		14,011	12,170
BMW US Capital, LLC 3.70% 4/1/2032[4]		6,842	6,380

The Bond Fund of America	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Carnival Corp. 4.00% 8/1/2028[4]	USD	1,000	$930
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[4]		18,450	17,786
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[4]		6,983	7,006
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[4]		10,500	9,664
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]		15,333	14,786
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[4]		3,772	3,797
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[4]		5,895	6,014
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[4]		19,527	17,407
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[4]		49,882	41,417
Falabella SA 3.75% 10/30/2027[4]		8,295	7,324
Ford Motor Co. 3.25% 2/12/2032		6,305	5,247
Ford Motor Co. 6.10% 8/19/2032		3,695	3,727
Ford Motor Co. 4.75% 1/15/2043		16,150	13,351
Ford Motor Co. 5.291% 12/8/2046		3,066	2,705
Ford Motor Credit Co., LLC 3.81% 1/9/2024		3,935	3,933
Ford Motor Credit Co., LLC 5.584% 3/18/2024		423	423
Ford Motor Credit Co., LLC 3.664% 9/8/2024		5,756	5,667
Ford Motor Credit Co., LLC 2.30% 2/10/2025		33,110	31,864
Ford Motor Credit Co., LLC 5.125% 6/16/2025		1,000	988
Ford Motor Credit Co., LLC 4.134% 8/4/2025		400	389
Ford Motor Credit Co., LLC 3.375% 11/13/2025		1,565	1,498
Ford Motor Credit Co., LLC 6.95% 3/6/2026		8,381	8,589
Ford Motor Credit Co., LLC 6.95% 6/10/2026		5,920	6,077
Ford Motor Credit Co., LLC 4.542% 8/1/2026		18,000	17,439
Ford Motor Credit Co., LLC 2.70% 8/10/2026		67,985	62,997
Ford Motor Credit Co., LLC 4.271% 1/9/2027		42,685	40,963
Ford Motor Credit Co., LLC 4.95% 5/28/2027		23,710	23,149
Ford Motor Credit Co., LLC 4.125% 8/17/2027		24,460	23,177
Ford Motor Credit Co., LLC 3.815% 11/2/2027		7,305	6,825
Ford Motor Credit Co., LLC 7.35% 11/4/2027		101,876	107,503
Ford Motor Credit Co., LLC 2.90% 2/16/2028		14,880	13,372
Ford Motor Credit Co., LLC 6.80% 5/12/2028		22,310	23,318
Ford Motor Credit Co., LLC 6.798% 11/7/2028		11,114	11,636
Ford Motor Credit Co., LLC 2.90% 2/10/2029		66,400	58,207
Ford Motor Credit Co., LLC 5.113% 5/3/2029		86,886	84,570
Ford Motor Credit Co., LLC 7.35% 3/6/2030		76,140	81,858
Ford Motor Credit Co., LLC 7.20% 6/10/2030		11,305	12,053
Ford Motor Credit Co., LLC 4.00% 11/13/2030		4,468	4,012
Ford Motor Credit Co., LLC 3.625% 6/17/2031		2,070	1,786
Ford Motor Credit Co., LLC 7.122% 11/7/2033		3,615	3,897
General Motors Co. 6.80% 10/1/2027		17,934	19,022
General Motors Co. 5.40% 10/15/2029		16,960	17,275
General Motors Co. 5.40% 4/1/2048		4,000	3,660
General Motors Co. 5.95% 4/1/2049		39,731	38,956
General Motors Financial Co., Inc. 1.25% 1/8/2026		6,450	5,970
General Motors Financial Co., Inc. 1.50% 6/10/2026		57,097	52,338
General Motors Financial Co., Inc. 4.00% 10/6/2026		7,285	7,092
General Motors Financial Co., Inc. 2.35% 2/26/2027		41,494	38,219
General Motors Financial Co., Inc. 2.70% 8/20/2027		37,175	34,316
General Motors Financial Co., Inc. 2.40% 4/10/2028		12,928	11,608
General Motors Financial Co., Inc. 5.80% 6/23/2028		19,000	19,538
General Motors Financial Co., Inc. 2.40% 10/15/2028		40,580	36,058
General Motors Financial Co., Inc. 5.80% 1/7/2029		62,561	64,064
General Motors Financial Co., Inc. 4.30% 4/6/2029		13,600	13,110
General Motors Financial Co., Inc. 3.60% 6/21/2030		1,735	1,576
General Motors Financial Co., Inc. 2.35% 1/8/2031		23,347	19,312
General Motors Financial Co., Inc. 2.70% 6/10/2031		19,905	16,700
General Motors Financial Co., Inc. 6.40% 1/9/2033		3,581	3,813
GOHL Capital, Ltd. 4.25% 1/24/2027		15,000	14,439
Grand Canyon University 4.125% 10/1/2024		25,000	23,628
Hanesbrands, Inc. 9.00% 2/15/2031[4]		3,681	3,611
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[4]		13,960	12,801
Hilton Domestic Operating Co., Inc. 3.625% 2/15/2032[4]		11,040	9,648
Home Depot, Inc. 2.95% 6/15/2029		32,205	30,289
Home Depot, Inc. 2.70% 4/15/2030		25,000	22,846
Home Depot, Inc. 1.375% 3/15/2031		8,666	7,084
Home Depot, Inc. 2.375% 3/15/2051		7,293	4,612

44	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 2.65% 2/10/2025[4]	USD	15,928	$15,464
Hyundai Capital America 5.875% 4/7/2025[4]		10,000	10,056
Hyundai Capital America 1.80% 10/15/2025[4]		56,387	53,017
Hyundai Capital America 6.25% 11/3/2025[4]		6,000	6,092
Hyundai Capital America 1.30% 1/8/2026[4]		17,000	15,701
Hyundai Capital America 5.50% 3/30/2026[4]		5,000	5,028
Hyundai Capital America 1.50% 6/15/2026[4]		33,915	30,985
Hyundai Capital America 1.65% 9/17/2026[4]		36,910	33,561
Hyundai Capital America 3.00% 2/10/2027[4]		19,717	18,436
Hyundai Capital America 2.375% 10/15/2027[4]		14,154	12,757
Hyundai Capital America 1.80% 1/10/2028[4]		15,611	13,698
Hyundai Capital America 5.60% 3/30/2028[4]		9,800	9,952
Hyundai Capital America 2.00% 6/15/2028[4]		36,819	32,185
Hyundai Capital America 5.68% 6/26/2028[4]		19,000	19,380
Hyundai Capital America 2.10% 9/15/2028[4]		14,290	12,502
Hyundai Capital America 6.10% 9/21/2028[4]		19,000	19,756
Hyundai Capital America 6.50% 1/16/2029[4]		27,758	29,327
Hyundai Capital America 5.80% 4/1/2030[4]		16,980	17,506
Hyundai Capital America 5.70% 6/26/2030[4]		11,395	11,675
Hyundai Capital America 6.20% 9/21/2030[4]		19,000	20,022
Hyundai Capital Services, Inc. 2.125% 4/24/2025[4]		5,225	5,014
Hyundai Capital Services, Inc. 1.25% 2/8/2026[4]		6,570	6,040
International Game Technology PLC 6.50% 2/15/2025[4]		1,160	1,162
International Game Technology PLC 4.125% 4/15/2026[4]		2,115	2,057
International Game Technology PLC 6.25% 1/15/2027[4]		3,500	3,554
International Game Technology PLC 5.25% 1/15/2029[4]		6,940	6,800
KB Home 6.875% 6/15/2027		5,000	5,203
KIA Corp. 1.00% 4/16/2024		5,000	4,933
Lennar Corp. 4.50% 4/30/2024		3,015	3,000
M.D.C. Holdings, Inc. 6.00% 1/15/2043		7,475	6,965
Marriott International, Inc. 5.75% 5/1/2025		208	209
Marriott International, Inc. 5.00% 10/15/2027		20,000	20,249
Marriott International, Inc. 4.90% 4/15/2029		4,024	4,053
Marriott International, Inc. 2.85% 4/15/2031		2,120	1,836
Marriott International, Inc. 2.75% 10/15/2033		25,167	20,781
McDonald’s Corp. 3.70% 1/30/2026		135	133
McDonald’s Corp. 3.50% 3/1/2027		185	180
McDonald’s Corp. 2.125% 3/1/2030		5,793	5,065
McDonald’s Corp. 4.60% 9/9/2032		3,772	3,810
McDonald’s Corp. 4.95% 8/14/2033		6,390	6,571
McDonald’s Corp. 4.45% 9/1/2048		242	225
McDonald’s Corp. 3.625% 9/1/2049		6,857	5,503
McDonald’s Corp. 4.20% 4/1/2050		708	627
McDonald’s Corp. 5.15% 9/9/2052		3,265	3,322
McDonald’s Corp. 5.45% 8/14/2053		2,473	2,634
Meituan 3.05% 10/28/2030		15,000	12,672
Mercedes-Benz Finance North America, LLC 0.75% 3/1/2024[4]		5,000	4,960
Mercedes-Benz Finance North America, LLC 2.70% 6/14/2024[4]		7,500	7,404
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[4]		275	278
MGM Resorts International 6.75% 5/1/2025		3,000	3,011
Morongo Band of Mission Indians (The) 7.00% 10/1/2039[4]		11,225	11,997
NIKE, Inc. 2.40% 3/27/2025		8,656	8,424
NIKE, Inc. 3.25% 3/27/2040		5,469	4,597
Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[4]		4,190	4,331
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[4]		4,874	4,385
Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[4]		11,315	9,992
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[4]		15,000	12,860
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[4]		20,950	22,125
President and Fellows of Harvard College 2.517% 10/15/2050		5,500	3,720
QVC, Inc. 4.85% 4/1/2024		11,050	10,948
QVC, Inc. 4.45% 2/15/2025		1,500	1,410
Sally Holdings, LLC 5.625% 12/1/2025		200	200
Sands China, Ltd. 5.375% 8/8/2025		10,000	9,868
Sands China, Ltd. 4.30% 1/8/2026		3,000	2,883
Sands China, Ltd. 2.55% 3/8/2027		3,000	2,729
Sands China, Ltd. 5.65% 8/8/2028		53,750	53,335
Sands China, Ltd. 4.625% 6/18/2030		7,000	6,379

The Bond Fund of America	45

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Sands China, Ltd. 3.50% 8/8/2031	USD	7,000	$5,872
St Engineering Rhq, Ltd. 1.50% 4/29/2025		5,000	4,782
Stellantis Finance US, Inc. 1.711% 1/29/2027[4]		14,400	13,084
Stellantis Finance US, Inc. 5.625% 1/12/2028[4]		51,318	53,160
Stellantis Finance US, Inc. 2.691% 9/15/2031[4]		23,325	19,528
Stellantis Finance US, Inc. 6.375% 9/12/2032[4]		44,540	48,032
Taylor Morrison Communities, Inc. 5.75% 1/15/2028[4]		3,500	3,520
Toyota Motor Corp. 0.681% 3/25/2024		849	840
Toyota Motor Credit Corp. 1.90% 1/13/2027		2,568	2,390
Toyota Motor Credit Corp. 1.15% 8/13/2027		3,086	2,762
Toyota Motor Credit Corp. 1.90% 4/6/2028		3,802	3,448
Toyota Motor Credit Corp. 4.45% 6/29/2029		616	619
Toyota Motor Credit Corp. 3.375% 4/1/2030		8,330	7,833
Toyota Motor Credit Corp. 4.55% 5/17/2030		11,800	11,881
Toyota Motor Credit Corp. 5.55% 11/20/2030		5,000	5,269
Travel + Leisure Co. 6.625% 7/31/2026[4]		4,000	4,039
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[4]		37,465	39,914
Wynn Resorts Finance, LLC 5.125% 10/1/2029[4]		2,500	2,362
ZF North America Capital, Inc. 7.125% 4/14/2030[4]		9,500	10,136
			2,414,520

Industrials 2.36%
Adani Ports & Special Economic Zone, Ltd. 3.375% 7/24/2024		3,000	2,942
Adani Ports & Special Economic Zone, Ltd. 4.00% 7/30/2027		3,000	2,675
Adani Ports & Special Economic Zone, Ltd. 4.375% 7/3/2029		2,000	1,755
ADT Security Corp. 4.125% 8/1/2029[4]		3,000	2,764
ADT Security Corp. 4.875% 7/15/2032[4]		3,000	2,778
Air Lease Corp. 0.80% 8/18/2024		17,900	17,357
Air Lease Corp. 2.875% 1/15/2026		25,208	24,026
Air Lease Corp. 2.20% 1/15/2027		21,674	19,861
Air Lease Corp. 5.30% 2/1/2028		26,000	26,307
Air Lease Corp. 2.10% 9/1/2028		13,775	12,068
Allison Transmission, Inc. 3.75% 1/30/2031[4]		4,000	3,538
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[4]		36,469	35,992
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[4]		21,286	19,737
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[4]		3,500	3,390
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[4]		9,187	8,504
Avolon Holdings Funding, Ltd. 2.75% 2/21/2028[4]		20,000	17,788
BOC Aviation, Ltd. 4.00% 1/25/2024		3,000	2,997
Boeing Co. 1.95% 2/1/2024		2,850	2,841
Boeing Co. 2.80% 3/1/2024		3,485	3,466
Boeing Co. 4.875% 5/1/2025		92,984	92,596
Boeing Co. 2.75% 2/1/2026		149,702	143,339
Boeing Co. 2.196% 2/4/2026		106,123	100,293
Boeing Co. 2.70% 2/1/2027		11,304	10,664
Boeing Co. 5.04% 5/1/2027		56,328	56,850
Boeing Co. 3.25% 2/1/2028		100,083	95,016
Boeing Co. 3.25% 3/1/2028		10,176	9,564
Boeing Co. 5.15% 5/1/2030		90,777	92,463
Boeing Co. 3.625% 2/1/2031		27,063	25,149
Boeing Co. 3.60% 5/1/2034		6,790	6,003
Boeing Co. 5.705% 5/1/2040		10,907	11,288
Boeing Co. 3.90% 5/1/2049		8,086	6,414
Boeing Co. 3.75% 2/1/2050		537	417
Boeing Co. 5.805% 5/1/2050		19,494	20,201
Boeing Co. 5.93% 5/1/2060		5,250	5,446
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051		7,293	5,277
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051		35,207	26,783
BWX Technologies, Inc. 4.125% 6/30/2028[4]		1,675	1,555
Canadian National Railway Co. 5.85% 11/1/2033		3,375	3,710
Canadian National Railway Co. 6.125% 11/1/2053		989	1,183
Canadian Pacific Railway Co. 1.75% 12/2/2026		5,820	5,371
Canadian Pacific Railway Co. 3.10% 12/2/2051		39,192	28,351
Carrier Global Corp. 2.242% 2/15/2025		1,029	998
Carrier Global Corp. 5.80% 11/30/2025[4]		4,750	4,815
Carrier Global Corp. 2.493% 2/15/2027		1,332	1,253
Carrier Global Corp. 2.722% 2/15/2030		16,965	15,186

46	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Carrier Global Corp. 2.70% 2/15/2031	USD	1,198	$1,047
Carrier Global Corp. 5.90% 3/15/2034[4]		8,387	9,075
Carrier Global Corp. 3.377% 4/5/2040		15,500	12,483
Carrier Global Corp. 3.577% 4/5/2050		4,092	3,205
Carrier Global Corp. 6.20% 3/15/2054[4]		4,279	4,951
CK Hutchison International (19), Ltd. 3.25% 4/11/2024		5,000	4,973
CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049		1,800	1,383
CK Hutchison International (20), Ltd. 3.375% 5/8/2050		3,200	2,448
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[4]		9,430	9,449
CK Hutchison International (23), Ltd. 4.75% 4/21/2028		7,500	7,515
Clean Harbors, Inc. 4.875% 7/15/2027[4]		1,100	1,079
Clean Harbors, Inc. 5.125% 7/15/2029[4]		10,000	9,607
Clean Harbors, Inc. 6.375% 2/1/2031[4]		808	821
Competition Team Technologies, Ltd. 3.75% 3/12/2024		23,800	23,710
Competition Team Technologies, Ltd. 4.25% 3/12/2029		3,000	2,889
Covanta Holding Corp., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.36% 11/30/2028[3,10]		6,224	6,242
Covanta Holding Corp., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.36% 11/30/2028[3,10]		549	550
CSX Corp. 3.80% 3/1/2028		2,460	2,419
CSX Corp. 4.25% 3/15/2029		4,277	4,277
CSX Corp. 2.40% 2/15/2030		11,598	10,260
CSX Corp. 4.10% 11/15/2032		13,284	12,926
CSX Corp. 5.20% 11/15/2033		9,390	9,797
CSX Corp. 2.50% 5/15/2051		4,238	2,741
CSX Corp. 4.50% 11/15/2052		27,800	25,834
Dianjian Haiyu, Ltd. 4.30% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.451% on 6/20/2024)[6]		5,000	4,965
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[4]		3,592	3,355
Eaton Corp. 4.15% 3/15/2033		654	640
General Dynamics Corp. 3.50% 5/15/2025		8,025	7,884
General Dynamics Corp. 3.75% 5/15/2028		5,969	5,865
General Dynamics Corp. 3.625% 4/1/2030		5,879	5,650
General Dynamics Corp. 2.25% 6/1/2031		2,377	2,068
Honeywell International, Inc. 2.30% 8/15/2024		3,387	3,328
Honeywell International, Inc. 1.35% 6/1/2025		165	158
Honeywell International, Inc. 1.95% 6/1/2030		19,413	16,825
Honeywell International, Inc. 5.00% 2/15/2033		4,000	4,187
Howmet Aerospace, Inc. 5.95% 2/1/2037		29,000	30,305
Hutchison Whampoa International (14), Ltd. 3.625% 10/31/2024		6,821	6,732
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033		3,000	3,555
Icahn Enterprises, LP 4.75% 9/15/2024		2,966	2,950
Icahn Enterprises, LP 6.25% 5/15/2026		11,205	10,701
Icahn Enterprises, LP 5.25% 5/15/2027		995	895
Ingersoll-Rand, Inc. 5.40% 8/14/2028		5,676	5,853
Ingersoll-Rand, Inc. 5.70% 8/14/2033		8,208	8,688
L3Harris Technologies, Inc. 5.40% 7/31/2033		7,962	8,282
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[4]		2,295	2,273
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034		489	484
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036[4]		2,691	2,470
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036		2,117	1,944
Lockheed Martin Corp. 5.10% 11/15/2027		835	862
Lockheed Martin Corp. 1.85% 6/15/2030		213	183
Lockheed Martin Corp. 5.25% 1/15/2033		51,999	55,184
Lockheed Martin Corp. 4.75% 2/15/2034		1,437	1,463
Lockheed Martin Corp. 5.70% 11/15/2054		21,152	23,822
Lockheed Martin Corp. 5.20% 2/15/2055		2,087	2,193
Masco Corp. 1.50% 2/15/2028		795	696
Masco Corp. 2.00% 2/15/2031		1,173	965
Mexico City Airport Trust 4.25% 10/31/2026		6,200	5,984
Mexico City Airport Trust 3.875% 4/30/2028		11,400	10,712
Mexico City Airport Trust 3.875% 4/30/2028[4]		690	648
Mexico City Airport Trust 5.50% 10/31/2046		3,106	2,683
Mexico City Airport Trust 5.50% 7/31/2047		14,409	12,454
Mexico City Airport Trust 5.50% 7/31/2047[4]		2,485	2,148
Mileage Plus Holdings, LLC 6.50% 6/20/2027[4]		7,308	7,334
MISC Capital Two (Labuan), Ltd. 3.625% 4/6/2025		3,000	2,935

The Bond Fund of America	47

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[4]	USD	16,872	$16,255
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027		8,000	7,708
Norfolk Southern Corp. 5.05% 8/1/2030		12,273	12,576
Norfolk Southern Corp. 4.45% 3/1/2033		2,194	2,167
Norfolk Southern Corp. 5.35% 8/1/2054		10,307	10,727
Northrop Grumman Corp. 2.93% 1/15/2025		15,040	14,703
Northrop Grumman Corp. 3.25% 1/15/2028		8,475	8,104
Northrop Grumman Corp. 4.70% 3/15/2033		29,043	29,307
Northrop Grumman Corp. 4.95% 3/15/2053		15,969	15,837
Otis Worldwide Corp. 2.056% 4/5/2025		21,882	21,053
Otis Worldwide Corp. 5.25% 8/16/2028		11,000	11,314
Pitney Bowes, Inc. 6.875% 3/15/2027[4]		6,000	5,610
Prime Security Services Borrower, LLC 5.25% 4/15/2024[4]		334	332
Prime Security Services Borrower, LLC 5.75% 4/15/2026[4]		2,000	2,012
Prime Security Services Borrower, LLC 3.375% 8/31/2027[4]		3,100	2,876
Republic Services, Inc. 2.50% 8/15/2024		7,000	6,870
Republic Services, Inc. 2.375% 3/15/2033		1,252	1,047
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[4]		1,511	1,613
RTX Corp. 3.20% 3/15/2024		10,380	10,330
RTX Corp. 3.95% 8/16/2025		17,415	17,167
RTX Corp. 5.75% 11/8/2026		4,000	4,111
RTX Corp. 3.125% 5/4/2027		1,000	951
RTX Corp. 4.125% 11/16/2028		6,320	6,180
RTX Corp. 5.75% 1/15/2029		3,000	3,138
RTX Corp. 2.25% 7/1/2030		3,750	3,242
RTX Corp. 6.00% 3/15/2031		2,833	3,019
RTX Corp. 1.90% 9/1/2031		11,488	9,344
RTX Corp. 2.375% 3/15/2032		7,474	6,233
RTX Corp. 5.15% 2/27/2033		6,941	7,077
RTX Corp. 6.10% 3/15/2034		2,914	3,164
RTX Corp. 4.50% 6/1/2042		1,375	1,250
RTX Corp. 2.82% 9/1/2051		3,750	2,483
RTX Corp. 3.03% 3/15/2052		7,000	4,837
RTX Corp. 5.375% 2/27/2053		3,194	3,248
RTX Corp. 6.40% 3/15/2054		7,323	8,484
Ste Transcore Holdings, Inc. 3.375% 5/5/2027[11]		3,000	2,893
Stericycle, Inc. 5.375% 7/15/2024[4]		5,000	4,988
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[4]		14,355	11,789
TransDigm, Inc. 6.25% 3/15/2026[4]		656	656
Triton Container International, Ltd. 1.15% 6/7/2024[4]		8,063	7,869
Triton Container International, Ltd. 3.15% 6/15/2031[4]		15,346	12,225
TSMC Arizona Corp. 4.25% 4/22/2032		8,000	7,888
TSMC Arizona Corp. 3.125% 10/25/2041		5,000	4,009
TSMC Arizona Corp. 3.25% 10/25/2051		11,000	8,723
Union Pacific Corp. 3.15% 3/1/2024		5,705	5,680
Union Pacific Corp. 3.75% 7/15/2025		2,230	2,197
Union Pacific Corp. 2.15% 2/5/2027		5,533	5,167
Union Pacific Corp. 2.375% 5/20/2031		23,375	20,331
Union Pacific Corp. 2.80% 2/14/2032		16,869	14,974
Union Pacific Corp. 4.50% 1/20/2033		1,050	1,056
Union Pacific Corp. 2.891% 4/6/2036		7,702	6,506
Union Pacific Corp. 4.30% 3/1/2049		1,367	1,212
Union Pacific Corp. 3.25% 2/5/2050		27,698	21,238
Union Pacific Corp. 2.95% 3/10/2052		7,553	5,363
Union Pacific Corp. 3.50% 2/14/2053		4,558	3,615
Union Pacific Corp. 3.95% 8/15/2059		1,980	1,620
Veralto Corp. 5.50% 9/18/2026[4]		2,500	2,533
Veralto Corp. 5.35% 9/18/2028[4]		20,750	21,251
Veralto Corp. 5.45% 9/18/2033[4]		14,000	14,511
Waste Management, Inc. 4.15% 4/15/2032		1,103	1,078
Waste Management, Inc. 4.875% 2/15/2034		20,000	20,412
WESCO Distribution, Inc. 7.125% 6/15/2025[4]		2,165	2,182
WESCO Distribution, Inc. 7.25% 6/15/2028[4]		4,355	4,479
			1,901,789

48	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy 2.09%
Antero Resources Corp. 5.375% 3/1/2030[4]	USD	5,735	$5,504
Apache Corp. 4.25% 1/15/2030		9,050	8,466
Apache Corp. 6.00% 1/15/2037		6,135	6,045
Apache Corp. 5.10% 9/1/2040		4,860	4,172
Apache Corp. 4.75% 4/15/2043		15,000	11,828
Baker Hughes Holdings, LLC 2.061% 12/15/2026		397	372
Bharat Petroleum Corp., Ltd. 4.00% 5/8/2025		5,599	5,512
BP Capital Markets America, Inc. 2.721% 1/12/2032		17,670	15,403
BP Capital Markets America, Inc. 4.893% 9/11/2033		22,005	22,400
BP Capital Markets America, Inc. 2.772% 11/10/2050		451	302
BP Capital Markets America, Inc. 3.001% 3/17/2052		5,000	3,511
Canadian Natural Resources, Ltd. 3.80% 4/15/2024		10,500	10,440
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		4,543	4,330
Canadian Natural Resources, Ltd. 3.85% 6/1/2027		8,484	8,244
Canadian Natural Resources, Ltd. 2.95% 7/15/2030		206	182
Cenovus Energy, Inc. 5.375% 7/15/2025		32,721	32,790
Cenovus Energy, Inc. 4.25% 4/15/2027		43,338	42,390
Cenovus Energy, Inc. 5.25% 6/15/2037		822	787
Cenovus Energy, Inc. 5.40% 6/15/2047		12,727	12,044
Cheniere Corpus Christi Holdings, LLC 3.70% 11/15/2029		3,388	3,202
Cheniere Energy Partners, LP 4.50% 10/1/2029		5,050	4,837
Cheniere Energy, Inc. 4.625% 10/15/2028		8,875	8,669
Chesapeake Energy Corp. 5.50% 2/1/2026[4]		1,405	1,394
Chesapeake Energy Corp. 5.875% 2/1/2029[4]		1,210	1,187
Chevron Corp. 2.954% 5/16/2026		25,490	24,668
Chevron Corp. 1.995% 5/11/2027		22,156	20,576
Chevron Corp. 2.236% 5/11/2030		11,857	10,510
Chevron Corp. 3.078% 5/11/2050		3,943	2,981
Chevron USA, Inc. 1.018% 8/12/2027		4,385	3,901
Civitas Resources, Inc. 8.625% 11/1/2030[4]		4,665	4,952
Civitas Resources, Inc. 8.75% 7/1/2031[4]		10,300	10,978
CNX Resources Corp. 7.25% 3/14/2027[4]		20	20
CNX Resources Corp. 6.00% 1/15/2029[4]		1,608	1,543
CNX Resources Corp. 7.375% 1/15/2031[4]		1,437	1,449
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[4]		8,155	8,993
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[4]		8,611	8,911
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[4]		10,508	11,010
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[4]		3,869	4,150
ConocoPhillips Co. 3.80% 3/15/2052		22,105	17,880
ConocoPhillips Co. 5.30% 5/15/2053		31,790	32,701
ConocoPhillips Co. 5.55% 3/15/2054		12,115	12,874
Crescent Energy Finance, LLC 9.25% 2/15/2028[4]		7,724	8,020
Devon Energy Corp. 5.25% 9/15/2024		638	637
Devon Energy Corp. 5.25% 10/15/2027		1,624	1,634
Devon Energy Corp. 5.875% 6/15/2028		1,347	1,362
Devon Energy Corp. 4.50% 1/15/2030		1,947	1,871
DT Midstream, Inc. 4.125% 6/15/2029[4]		5,685	5,237
DT Midstream, Inc. 4.375% 6/15/2031[4]		745	673
Ecopetrol SA 8.625% 1/19/2029		2,000	2,134
Ecopetrol SA 4.625% 11/2/2031		1,870	1,588
Ecopetrol SA 8.875% 1/13/2033		131,045	142,532
Enbridge, Inc. 6.20% 11/15/2030		12,000	12,846
Enbridge, Inc. 6.70% 11/15/2053		27,097	31,551
Energy Transfer, LP 4.50% 4/15/2024		2,975	2,964
Energy Transfer, LP 6.40% 12/1/2030		3,440	3,682
Energy Transfer, LP 6.55% 12/1/2033		11,646	12,655
Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[6,8]		12,000	10,065
EQM Midstream Partners, LP 7.50% 6/1/2027[4]		2,168	2,235
EQM Midstream Partners, LP 5.50% 7/15/2028		8,300	8,229
EQM Midstream Partners, LP 4.50% 1/15/2029[4]		5,120	4,842
EQM Midstream Partners, LP 6.50% 7/15/2048		6,000	6,157
EQT Corp. 6.125% 2/1/2025[6]		3,216	3,232
EQT Corp. 3.90% 10/1/2027		11,000	10,530
EQT Corp. 5.70% 4/1/2028		8,267	8,397
EQT Corp. 5.00% 1/15/2029		1,175	1,165
EQT Corp. 7.25% 2/1/2030[6]		15,000	16,116

The Bond Fund of America	49

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Equinor ASA 3.625% 9/10/2028	USD	8,379	$8,173
Equinor ASA 3.125% 4/6/2030		22,503	21,141
Equinor ASA 2.375% 5/22/2030		3,444	3,078
Equinor ASA 3.25% 11/18/2049		5,687	4,316
Exxon Mobil Corp. 2.61% 10/15/2030		27,900	24,964
Exxon Mobil Corp. 4.227% 3/19/2040		2,000	1,858
Exxon Mobil Corp. 3.452% 4/15/2051		22,797	17,906
Harvest Midstream I, LP 7.50% 9/1/2028[4]		1,988	1,978
Hilcorp Energy I, LP 5.75% 2/1/2029[4]		2,125	2,054
Hilcorp Energy I, LP 6.25% 4/15/2032[4]		9,000	8,671
Kinder Morgan, Inc. 5.20% 6/1/2033		11,780	11,716
Marathon Oil Corp. 4.40% 7/15/2027		5,755	5,618
Matador Resources Co. 6.875% 4/15/2028[4]		4,950	5,026
Modec Finance BV 7.84% 7/15/2026[7,11]		5,000	5,027
MPLX, LP 4.95% 9/1/2032		104	102
MPLX, LP 4.95% 3/14/2052		28	25
Murphy Oil Corp. 6.375% 7/15/2028		5,116	5,144
Murphy Oil Corp. 5.875% 12/1/2042[6]		1,395	1,235
Murphy Oil USA, Inc. 3.75% 2/15/2031[4]		10,160	8,859
MV24 Capital BV 6.748% 6/1/2034[4]		1,601	1,500
New Fortress Energy, Inc. 6.75% 9/15/2025[4]		4,000	3,971
New Fortress Energy, Inc. 6.50% 9/30/2026[4]		6,595	6,340
NGL Energy Operating, LLC 7.50% 2/1/2026[4]		6,555	6,626
Noble Finance II, LLC 8.00% 4/15/2030[4]		800	833
Occidental Petroleum Corp. 8.875% 7/15/2030		34,500	40,412
Occidental Petroleum Corp. 6.45% 9/15/2036		5,000	5,297
Occidental Petroleum Corp. 6.60% 3/15/2046		3,377	3,661
Occidental Petroleum Corp. 4.20% 3/15/2048		4,250	3,349
Oil & Natural Gas Corp., Ltd. 3.375% 12/5/2029		5,000	4,556
Oleoducto Central SA 4.00% 7/14/2027		8,569	7,971
Oleoducto Central SA 4.00% 7/14/2027[4]		4,960	4,614
ONEOK, Inc. 5.85% 1/15/2026		432	439
ONEOK, Inc. 5.55% 11/1/2026		2,484	2,528
ONEOK, Inc. 5.65% 11/1/2028		11,679	12,099
ONEOK, Inc. 5.80% 11/1/2030		2,104	2,189
ONEOK, Inc. 6.05% 9/1/2033		30,123	31,930
ONEOK, Inc. 6.625% 9/1/2053		18,686	20,936
ONGC Videsh, Ltd. 4.625% 7/15/2024		401	399
Petroleos Mexicanos 4.875% 1/18/2024		11,170	11,150
Petroleos Mexicanos 4.25% 1/15/2025		240	235
Petroleos Mexicanos 6.875% 10/16/2025		69,634	68,557
Petroleos Mexicanos 6.875% 8/4/2026		114,526	111,288
Petroleos Mexicanos 6.49% 1/23/2027		51,803	48,643
Petroleos Mexicanos 6.50% 3/13/2027		90,773	84,677
Petroleos Mexicanos 6.50% 1/23/2029		1,833	1,618
Petroleos Mexicanos 8.75% 6/2/2029		39,334	38,266
Petroleos Mexicanos 5.95% 1/28/2031		12,702	10,158
Petroleos Mexicanos 6.70% 2/16/2032		49,336	40,996
Phillips 66 3.85% 4/9/2025		1,253	1,234
Pioneer Natural Resources Co. 1.125% 1/15/2026		238	221
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[4]		7,780	7,230
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030		3,500	3,161
Qatar Energy 1.375% 9/12/2026[4]		18,535	17,033
Qatar Energy 2.25% 7/12/2031[4]		41,974	35,785
Qatar Energy 3.125% 7/12/2041[4]		6,631	5,111
Qatar Energy 3.30% 7/12/2051[4]		3,725	2,729
Reliance Industries, Ltd. 4.125% 1/28/2025		3,000	2,963
Reliance Industries, Ltd. 3.667% 11/30/2027		3,000	2,866
Reliance Industries, Ltd. 2.875% 1/12/2032		3,000	2,572
Reliance Industries, Ltd. 4.875% 2/10/2045		3,000	2,780
Reliance Industries, Ltd. 3.625% 1/12/2052		2,000	1,470
Reliance Industries, Ltd. 3.75% 1/12/2062		1,500	1,084
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024		1,430	1,430
Seadrill Finance, Ltd. 8.375% 8/1/2030[4]		1,500	1,566
Shell International Finance BV 2.00% 11/7/2024		3,250	3,168
Shell International Finance BV 3.875% 11/13/2028		6,720	6,619
Shell International Finance BV 2.375% 11/7/2029		9,441	8,501

50	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Shell International Finance BV 2.75% 4/6/2030	USD	17,667	$16,147
Shell International Finance BV 3.25% 4/6/2050		580	436
Shell International Finance BV 3.00% 11/26/2051		6,662	4,751
Southwestern Energy Co. 5.70% 1/23/2025[6]		880	877
Southwestern Energy Co. 8.375% 9/15/2028		1,300	1,347
Southwestern Energy Co. 4.75% 2/1/2032		12,000	11,118
Sunoco, LP 6.00% 4/15/2027		4,210	4,222
Sunoco, LP 7.00% 9/15/2028[4]		6,715	6,933
Sunoco, LP 4.50% 5/15/2029		5,215	4,850
Tallgrass Energy Partners, LP 7.50% 10/1/2025[4]		1,370	1,378
Targa Resources Partners, LP 6.875% 1/15/2029		6,000	6,202
Targa Resources Partners, LP 5.50% 3/1/2030		8,660	8,667
Targa Resources Partners, LP 4.875% 2/1/2031		2,190	2,130
Thaioil Treasury Center Co., Ltd. 4.625% 11/20/2028		4,252	4,202
Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048		2,000	1,830
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049		6,000	4,065
Thaioil Treasury Center Co., Ltd. 3.75% 6/18/2050		10,748	7,583
TotalEnergies Capital International SA 3.455% 2/19/2029		4,700	4,536
TotalEnergies Capital International SA 2.829% 1/10/2030		10,340	9,503
TotalEnergies Capital International SA 3.461% 7/12/2049		2,600	2,055
TotalEnergies Capital International SA 3.127% 5/29/2050		5,487	4,027
TransCanada Pipelines, Ltd. 4.10% 4/15/2030		16,811	16,001
Transportadora de Gas del Perú SA 4.25% 4/30/2028[4]		2,535	2,498
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[4]		22,500	19,095
Weatherford International, Ltd. 6.50% 9/15/2028[4]		2,496	2,585
Western Midstream Operating, LP 3.10% 2/1/2025[6]		8,964	8,729
Western Midstream Operating, LP 4.05% 2/1/2030[6]		6,606	6,185
Western Midstream Operating, LP 5.30% 3/1/2048		2,000	1,743
Western Midstream Operating, LP 5.25% 2/1/2050[6]		15,036	13,500
			1,689,309

Communication services 1.94%
América Móvil, SAB de CV, 9.50% 1/27/2031	MXN	117,330	6,724
AT&T, Inc. 1.70% 3/25/2026	USD	12,880	12,053
AT&T, Inc. 2.30% 6/1/2027		6,931	6,436
AT&T, Inc. 1.65% 2/1/2028		15,971	14,227
AT&T, Inc. 4.35% 3/1/2029		14,011	13,835
AT&T, Inc. 4.30% 2/15/2030		71,889	70,455
AT&T, Inc. 2.75% 6/1/2031		38,703	33,947
AT&T, Inc. 2.25% 2/1/2032		32,537	26,920
AT&T, Inc. 2.55% 12/1/2033		18,907	15,419
AT&T, Inc. 5.40% 2/15/2034		5,082	5,243
AT&T, Inc. 3.50% 9/15/2053		39,154	28,447
Axiata SPV2 Berhad 2.163% 8/19/2030		4,883	4,159
Bharti Airtel International (Netherlands) BV 5.35% 5/20/2024		3,000	2,998
Bharti Airtel, Ltd. 4.375% 6/10/2025		3,000	2,959
CCO Holdings, LLC 5.375% 6/1/2029[4]		2,700	2,549
CCO Holdings, LLC 4.75% 3/1/2030[4]		9,665	8,845
CCO Holdings, LLC 4.50% 8/15/2030[4]		18,675	16,860
CCO Holdings, LLC 4.75% 2/1/2032[4]		8,000	7,065
CCO Holdings, LLC 4.50% 5/1/2032		2,225	1,909
CCO Holdings, LLC 4.25% 1/15/2034[4]		21,825	17,765
Charter Communications Operating, LLC 4.908% 7/23/2025		165	164
Charter Communications Operating, LLC 2.80% 4/1/2031		41,711	35,211
Charter Communications Operating, LLC 2.30% 2/1/2032		13,963	11,122
Charter Communications Operating, LLC 4.40% 4/1/2033		5,163	4,770
Charter Communications Operating, LLC 6.484% 10/23/2045		6,850	6,737
Charter Communications Operating, LLC 5.125% 7/1/2049		7,400	6,020
Charter Communications Operating, LLC 4.80% 3/1/2050		5,000	3,877
Charter Communications Operating, LLC 3.70% 4/1/2051		21,047	13,711
Charter Communications Operating, LLC 5.25% 4/1/2053		4,558	3,823
Comcast Corp. 4.55% 1/15/2029		11,600	11,657
Comcast Corp. 2.65% 2/1/2030		20,000	18,012
Comcast Corp. 1.95% 1/15/2031		7,446	6,288
Comcast Corp. 1.50% 2/15/2031		1,000	820
Comcast Corp. 4.80% 5/15/2033		42,300	42,847
Comcast Corp. 3.75% 4/1/2040		8,930	7,686

The Bond Fund of America	51

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Comcast Corp. 2.887% 11/1/2051	USD	4,558	$3,086
Comcast Corp. 5.35% 5/15/2053		17,606	18,227
Comcast Corp. 5.50% 5/15/2064		1,800	1,896
CSC Holdings, LLC 5.375% 2/1/2028[4]		4,850	4,289
Diamond Sports Group, LLC 5.375% 8/15/2026[4,9]		3,500	179
DIRECTV Financing, LLC 5.875% 8/15/2027[4]		8,750	8,228
DISH Network Corp. 11.75% 11/15/2027[4]		14,925	15,592
Frontier Communications Holdings, LLC 6.00% 1/15/2030[4]		2,000	1,708
Gray Escrow II, Inc. 5.375% 11/15/2031[4]		5,950	4,496
Gray Television, Inc. 5.875% 7/15/2026[4]		1,682	1,638
Gray Television, Inc. 4.75% 10/15/2030[4]		8,418	6,346
iHeartCommunications, Inc. 6.375% 5/1/2026		8,475	7,234
Level 3 Financing, Inc. 3.75% 7/15/2029[4]		3,053	1,300
Lumen Technologies, Inc. 4.00% 2/15/2027[4]		5,775	3,732
Midas OpCo Holdings, LLC 5.625% 8/15/2029[4]		3,500	3,223
Netflix, Inc. 4.875% 4/15/2028		56,452	57,243
Netflix, Inc. 5.875% 11/15/2028		104,989	110,793
Netflix, Inc. 6.375% 5/15/2029		22,283	24,250
Netflix, Inc. 5.375% 11/15/2029[4]		86,040	88,979
Netflix, Inc. 4.875% 6/15/2030[4]		63,446	64,307
News Corp. 3.875% 5/15/2029[4]		6,000	5,523
News Corp. 5.125% 2/15/2032[4]		8,175	7,769
SBA Tower Trust 1.631% 11/15/2026[4]		62,772	56,111
Scripps Escrow II, Inc. 3.875% 1/15/2029[4]		7,921	7,014
Singapore Telecommunications, Ltd. 7.375% 12/1/2031		5,000	5,874
Sirius XM Radio, Inc. 4.00% 7/15/2028[4]		4,300	3,980
Sirius XM Radio, Inc. 4.125% 7/1/2030[4]		8,000	7,139
Sirius XM Radio, Inc. 3.875% 9/1/2031[4]		5,000	4,284
Sprint Capital Corp. 6.875% 11/15/2028		5,000	5,421
Sprint Capital Corp. 8.75% 3/15/2032		4,500	5,559
Sprint, LLC 7.125% 6/15/2024		10,010	10,060
TEGNA, Inc. 5.00% 9/15/2029		8,500	7,799
Tencent Holdings, Ltd. 3.28% 4/11/2024[4]		15,000	14,911
Tencent Holdings, Ltd. 3.28% 4/11/2024		2,000	1,988
Tencent Holdings, Ltd. 3.595% 1/19/2028		7,500	7,140
Tencent Holdings, Ltd. 2.39% 6/3/2030[4]		20,000	17,054
Tencent Holdings, Ltd. 3.68% 4/22/2041		794	625
Tencent Holdings, Ltd. 3.24% 6/3/2050[4]		9,870	6,590
Tencent Holdings, Ltd. 3.29% 6/3/2060[4]		10,000	6,342
T-Mobile USA, Inc. 3.50% 4/15/2025		6,550	6,415
T-Mobile USA, Inc. 1.50% 2/15/2026		4,900	4,564
T-Mobile USA, Inc. 2.25% 2/15/2026		13,438	12,743
T-Mobile USA, Inc. 2.625% 4/15/2026		37,391	35,587
T-Mobile USA, Inc. 3.75% 4/15/2027		21,300	20,666
T-Mobile USA, Inc. 4.75% 2/1/2028		4,566	4,552
T-Mobile USA, Inc. 2.05% 2/15/2028		221	200
T-Mobile USA, Inc. 4.80% 7/15/2028		1,270	1,281
T-Mobile USA, Inc. 2.625% 2/15/2029		9,705	8,747
T-Mobile USA, Inc. 2.40% 3/15/2029		5,365	4,818
T-Mobile USA, Inc. 3.375% 4/15/2029		8,000	7,442
T-Mobile USA, Inc. 3.875% 4/15/2030		18,318	17,376
T-Mobile USA, Inc. 2.55% 2/15/2031		16,912	14,575
T-Mobile USA, Inc. 2.875% 2/15/2031		22,945	20,242
T-Mobile USA, Inc. 3.50% 4/15/2031		10,000	9,154
T-Mobile USA, Inc. 2.70% 3/15/2032		429	366
T-Mobile USA, Inc. 5.05% 7/15/2033		15,402	15,527
T-Mobile USA, Inc. 5.75% 1/15/2034		5,230	5,550
T-Mobile USA, Inc. 3.00% 2/15/2041		10,790	8,082
T-Mobile USA, Inc. 3.30% 2/15/2051		5,002	3,618
T-Mobile USA, Inc. 3.40% 10/15/2052		42,790	31,202
T-Mobile USA, Inc. 5.75% 1/15/2054		165	175
T-Mobile USA, Inc. 6.00% 6/15/2054		6,704	7,359
Verizon Communications, Inc. 3.00% 3/22/2027		1,287	1,224
Verizon Communications, Inc. 4.329% 9/21/2028		13,420	13,284
Verizon Communications, Inc. 3.875% 2/8/2029		2,071	2,009
Verizon Communications, Inc. 4.016% 12/3/2029		1,981	1,917
Verizon Communications, Inc. 1.68% 10/30/2030		3,445	2,839

52	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Verizon Communications, Inc. 1.75% 1/20/2031	USD	22,494	$18,512
Verizon Communications, Inc. 2.55% 3/21/2031		133	115
Verizon Communications, Inc. 2.355% 3/15/2032		330	275
Verizon Communications, Inc. 2.65% 11/20/2040		27,348	19,725
Verizon Communications, Inc. 3.40% 3/22/2041		6,600	5,258
Verizon Communications, Inc. 2.85% 9/3/2041		9,116	6,741
Verizon Communications, Inc. 2.875% 11/20/2050		34,934	23,780
Verizon Communications, Inc. 3.55% 3/22/2051		10,300	7,944
Verizon Communications, Inc. 3.875% 3/1/2052		10,000	8,110
Videotron, Ltd. 5.375% 6/15/2024[4]		3,100	3,087
Virgin Media Secured Finance PLC 5.50% 5/15/2029[4]		5,000	4,837
Virgin Media Secured Finance PLC 4.50% 8/15/2030[4]		500	446
VMED O2 UK Financing I PLC 4.25% 1/31/2031[4]		5,475	4,788
Vodafone Group PLC 4.25% 9/17/2050		14,575	12,111
VZ Secured Financing BV 5.00% 1/15/2032[4]		2,000	1,710
WarnerMedia Holdings, Inc. 3.638% 3/15/2025		19,418	19,007
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		54,211	51,963
WarnerMedia Holdings, Inc. 4.054% 3/15/2029		3,789	3,597
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		6,554	6,000
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		583	514
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		3,885	3,337
WMG Acquisition Corp. 3.75% 12/1/2029[4]		5,000	4,558
WMG Acquisition Corp. 3.00% 2/15/2031[4]		12,500	10,726
Ziggo BV 4.875% 1/15/2030[4]		6,000	5,359
ZipRecruiter, Inc. 5.00% 1/15/2030[4]		6,000	5,245
			1,568,748

Consumer staples 1.27%
7-Eleven, Inc. 0.95% 2/10/2026[4]		6,722	6,215
7-Eleven, Inc. 1.30% 2/10/2028[4]		6,036	5,285
7-Eleven, Inc. 1.80% 2/10/2031[4]		15,567	12,661
7-Eleven, Inc. 2.80% 2/10/2051[4]		8,505	5,478
Albertsons Companies, Inc. 3.50% 3/15/2029[4]		8,727	7,934
Altria Group, Inc. 4.40% 2/14/2026		7,928	7,859
Altria Group, Inc. 3.40% 5/6/2030		1,827	1,667
Altria Group, Inc. 2.45% 2/4/2032		530	433
Altria Group, Inc. 4.50% 5/2/2043		100	84
Altria Group, Inc. 3.70% 2/4/2051		9,367	6,603
Anheuser-Busch Companies, LLC 4.70% 2/1/2036		17,560	17,513
Anheuser-Busch Companies, LLC 4.90% 2/1/2046		4,555	4,469
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028		2,000	1,978
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029		46,001	46,761
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030		5,455	5,191
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/2039		10,000	10,554
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049		2,979	3,206
BAT Capital Corp. 3.222% 8/15/2024		41,000	40,348
BAT Capital Corp. 3.215% 9/6/2026		8,750	8,373
BAT Capital Corp. 3.557% 8/15/2027		44,004	42,024
BAT Capital Corp. 2.259% 3/25/2028		17,526	15,695
BAT Capital Corp. 3.462% 9/6/2029		960	885
BAT Capital Corp. 6.343% 8/2/2030		38,099	40,034
BAT Capital Corp. 2.726% 3/25/2031		1,768	1,484
BAT Capital Corp. 4.742% 3/16/2032		17,000	16,323
BAT Capital Corp. 6.421% 8/2/2033		45,128	47,258
BAT Capital Corp. 4.39% 8/15/2037		29,384	24,645
BAT Capital Corp. 7.079% 8/2/2043		9,360	9,950
BAT Capital Corp. 4.54% 8/15/2047		19,978	15,372
BAT Capital Corp. 4.758% 9/6/2049		3,873	3,076
BAT Capital Corp. 3.984% 9/25/2050		18,976	13,381
BAT Capital Corp. 7.081% 8/2/2053		29,774	31,860
BAT International Finance PLC 3.95% 6/15/2025[4]		200	196
BAT International Finance PLC 1.668% 3/25/2026		17,162	15,948
BAT International Finance PLC 4.448% 3/16/2028		18,500	18,209
Central Garden & Pet Co. 4.125% 10/15/2030		1,325	1,207
Conagra Brands, Inc. 4.30% 5/1/2024		22,027	21,914
Conagra Brands, Inc. 4.60% 11/1/2025		11,234	11,132
Conagra Brands, Inc. 1.375% 11/1/2027		3,559	3,126

The Bond Fund of America	53

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Conagra Brands, Inc. 5.30% 11/1/2038	USD	7,483	$7,338
Conagra Brands, Inc. 5.40% 11/1/2048		6,403	6,210
Constellation Brands, Inc. 4.35% 5/9/2027		5,757	5,711
Constellation Brands, Inc. 3.60% 2/15/2028		1,650	1,585
Constellation Brands, Inc. 2.875% 5/1/2030		13,545	12,140
Constellation Brands, Inc. 2.25% 8/1/2031		5,951	5,004
Constellation Brands, Inc. 4.75% 5/9/2032		16,773	16,720
Constellation Brands, Inc. 4.90% 5/1/2033		19,120	19,248
Constellation Brands, Inc. 4.10% 2/15/2048		1,000	852
Coty, Inc. 4.75% 1/15/2029[4]		275	263
Coty, Inc. 6.625% 7/15/2030[4]		3,380	3,474
Darling Ingredients, Inc. 5.25% 4/15/2027[4]		6,000	5,917
Darling Ingredients, Inc. 6.00% 6/15/2030[4]		755	756
H.J. Heinz Co. 3.00% 6/1/2026		2,599	2,498
H.J. Heinz Co. 4.375% 6/1/2046		16,000	13,981
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031		17,570	15,224
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051		8,185	6,654
Indofood CBP Sukses Makmur Tbk PT 4.805% 4/27/2052		809	661
InRetail Consumer 3.25% 3/22/2028[4]		5,400	4,850
InRetail Consumer 3.25% 3/22/2028		2,000	1,796
J. M. Smucker Co. (The) 6.20% 11/15/2033		5,043	5,503
J. M. Smucker Co. (The) 6.50% 11/15/2053		2,221	2,564
JBS USA Lux SA 2.50% 1/15/2027		26,124	24,057
JBS USA Lux SA 3.00% 2/2/2029		22,321	19,653
JBS USA Lux SA 5.50% 1/15/2030		2,375	2,336
JBS USA Lux SA 3.625% 1/15/2032		9,350	8,024
JBS USA Lux SA 3.00% 5/15/2032		15,283	12,456
JBS USA Lux SA 5.75% 4/1/2033		3,456	3,428
Keurig Dr Pepper, Inc. 4.417% 5/25/2025		1,028	1,018
Keurig Dr Pepper, Inc. 3.20% 5/1/2030		2,557	2,352
Nestle Holdings, Inc. 1.875% 9/14/2031[4]		884	742
PepsiCo, Inc. 1.625% 5/1/2030		588	501
PepsiCo, Inc. 1.40% 2/25/2031		666	551
PepsiCo, Inc. 2.75% 10/21/2051		2,067	1,470
Philip Morris International, Inc. 1.50% 5/1/2025		274	262
Philip Morris International, Inc. 5.00% 11/17/2025		32,200	32,349
Philip Morris International, Inc. 4.875% 2/13/2026		17,505	17,571
Philip Morris International, Inc. 0.875% 5/1/2026		4,736	4,341
Philip Morris International, Inc. 5.125% 11/17/2027		16,175	16,474
Philip Morris International, Inc. 5.25% 9/7/2028		20,000	20,588
Philip Morris International, Inc. 3.375% 8/15/2029		780	732
Philip Morris International, Inc. 5.625% 11/17/2029		15,422	16,182
Philip Morris International, Inc. 5.125% 2/15/2030		6,873	6,990
Philip Morris International, Inc. 2.10% 5/1/2030		3,718	3,191
Philip Morris International, Inc. 5.50% 9/7/2030		32,600	33,812
Philip Morris International, Inc. 1.75% 11/1/2030		4,207	3,470
Philip Morris International, Inc. 5.75% 11/17/2032		27,560	28,936
Philip Morris International, Inc. 5.375% 2/15/2033		14,900	15,290
Philip Morris International, Inc. 4.125% 3/4/2043		3,788	3,207
Philip Morris International, Inc. 4.25% 11/10/2044		106	91
Procter & Gamble Co. 0.55% 10/29/2025		4,261	3,984
Procter & Gamble Co. 1.00% 4/23/2026		1,229	1,142
Procter & Gamble Co. 3.95% 1/26/2028		18,289	18,273
Procter & Gamble Co. 3.00% 3/25/2030		1,183	1,108
Procter & Gamble Co. 1.20% 10/29/2030		4,005	3,320
Reckitt Benckiser Treasury Services PLC 2.75% 6/26/2024[4]		4,305	4,245
Reynolds American, Inc. 4.45% 6/12/2025		3,478	3,441
Reynolds American, Inc. 4.75% 11/1/2042		2,500	1,969
Reynolds American, Inc. 5.85% 8/15/2045		2,260	2,120
Target Corp. 4.50% 9/15/2032		2,233	2,257
Target Corp. 4.80% 1/15/2053		9,038	8,979
Walmart, Inc. 4.10% 4/15/2033		20,000	19,818
Walmart, Inc. 4.50% 4/15/2053		6,020	5,856
			1,021,866

54	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate 0.97%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	USD	231	$225
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028		100	96
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		1,980	1,786
American Tower Corp. 3.65% 3/15/2027		427	411
American Tower Corp. 2.70% 4/15/2031		5,000	4,297
Boston Properties, LP 2.90% 3/15/2030		17,683	15,153
Boston Properties, LP 3.25% 1/30/2031		2,475	2,126
Boston Properties, LP 2.55% 4/1/2032		70,663	56,323
Boston Properties, LP 2.45% 10/1/2033		24,492	18,665
Boston Properties, LP 6.50% 1/15/2034		77,692	82,043
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[4]		2,490	2,141
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031		2,000	1,720
Corporate Office Properties, LP 2.25% 3/15/2026		14,337	13,379
Corporate Office Properties, LP 2.00% 1/15/2029		6,408	5,344
Corporate Office Properties, LP 2.75% 4/15/2031		13,897	11,250
Corporate Office Properties, LP 2.90% 12/1/2033		5,754	4,498
Crown Castle, Inc. 5.00% 1/11/2028		33,013	32,913
Equinix, Inc. 2.625% 11/18/2024		32,830	31,991
Equinix, Inc. 1.25% 7/15/2025		9,870	9,289
Equinix, Inc. 1.45% 5/15/2026		5,950	5,500
Equinix, Inc. 2.90% 11/18/2026		14,009	13,312
Equinix, Inc. 1.80% 7/15/2027		2,871	2,601
Equinix, Inc. 1.55% 3/15/2028		7,130	6,261
Equinix, Inc. 2.00% 5/15/2028		1,318	1,177
Equinix, Inc. 3.20% 11/18/2029		17,775	16,342
Equinix, Inc. 2.15% 7/15/2030		2,678	2,271
Equinix, Inc. 2.50% 5/15/2031		2,800	2,379
Equinix, Inc. 3.90% 4/15/2032		933	867
Equinix, Inc. 3.00% 7/15/2050		739	502
Equinix, Inc. 2.95% 9/15/2051		400	268
Equinix, Inc. 3.40% 2/15/2052		3,120	2,288
Essex Portfolio, LP 3.875% 5/1/2024		5,500	5,469
FibraSOMA 4.375% 7/22/2031[4]		8,260	6,267
FibraSOMA 4.375% 7/22/2031		4,000	3,035
Forestar Group, Inc. 3.85% 5/15/2026[4]		3,815	3,638
Forestar Group, Inc. 5.00% 3/1/2028[4]		2,000	1,935
Howard Hughes Corp. (The) 5.375% 8/1/2028[4]		10,550	10,154
Howard Hughes Corp. (The) 4.125% 2/1/2029[4]		19,350	17,276
Howard Hughes Corp. (The) 4.375% 2/1/2031[4]		23,920	20,787
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028		4,513	4,005
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		1,088	867
Iron Mountain, Inc. 5.25% 3/15/2028[4]		9,459	9,202
Iron Mountain, Inc. 4.875% 9/15/2029[4]		8,367	7,933
Iron Mountain, Inc. 5.25% 7/15/2030[4]		7,950	7,577
Iron Mountain, Inc. 4.50% 2/15/2031[4]		8,750	7,941
Kennedy-Wilson, Inc. 4.75% 3/1/2029		2,325	1,944
Kennedy-Wilson, Inc. 5.00% 3/1/2031		5,870	4,669
KRC Interim Corp. 2.70% 3/1/2024		16,980	16,888
KRC Interim Corp. 3.30% 2/1/2025		5,000	4,894
Prologis, LP 4.875% 6/15/2028		7,672	7,777
Prologis, LP 4.75% 6/15/2033		9,650	9,787
Prologis, LP 5.125% 1/15/2034		45,474	46,971
Prologis, LP 5.25% 6/15/2053		826	864
Public Storage Operating Co. 1.95% 11/9/2028		721	643
Public Storage Operating Co. 5.125% 1/15/2029		9,106	9,406
Public Storage Operating Co. 2.30% 5/1/2031		20,718	17,817
Public Storage Operating Co. 5.10% 8/1/2033		2,798	2,899
Scentre Group Trust 1 3.50% 2/12/2025[4]		5,950	5,825
Service Properties Trust 4.50% 3/15/2025		6,875	6,720
Service Properties Trust 3.95% 1/15/2028		100	82
Service Properties Trust 8.625% 11/15/2031[4]		24,925	26,128
Sun Communities Operating, LP 2.30% 11/1/2028		419	367
Sun Communities Operating, LP 2.70% 7/15/2031		1,537	1,282
Sun Communities Operating, LP 4.20% 4/15/2032		541	494
VICI Properties, LP 5.625% 5/1/2024[4]		3,885	3,875
VICI Properties, LP 3.50% 2/15/2025[4]		2,675	2,608
VICI Properties, LP 4.375% 5/15/2025		4,312	4,240

The Bond Fund of America	55

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
VICI Properties, LP 4.625% 6/15/2025[4]	USD	3,475	$3,415
VICI Properties, LP 4.25% 12/1/2026[4]		5,700	5,489
VICI Properties, LP 4.50% 1/15/2028[4]		6,770	6,463
VICI Properties, LP 4.75% 2/15/2028		27,430	26,870
VICI Properties, LP 3.875% 2/15/2029[4]		2,835	2,606
VICI Properties, LP 4.625% 12/1/2029[4]		715	674
VICI Properties, LP 4.95% 2/15/2030		27,015	26,240
VICI Properties, LP 4.125% 8/15/2030[4]		2,500	2,280
VICI Properties, LP 5.125% 5/15/2032		66,704	65,098
VICI Properties, LP 5.625% 5/15/2052		2,370	2,275
WEA Finance, LLC 3.75% 9/17/2024[4]		2,480	2,436
WEA Finance, LLC 3.50% 6/15/2029[4]		6,247	5,318
			778,848

Information technology 0.58%
Adobe, Inc. 1.90% 2/1/2025		647	628
Adobe, Inc. 2.30% 2/1/2030		6,009	5,386
Analog Devices, Inc. 1.70% 10/1/2028		4,539	4,028
Analog Devices, Inc. 2.10% 10/1/2031		16,080	13,693
Analog Devices, Inc. 2.80% 10/1/2041		2,973	2,220
Analog Devices, Inc. 2.95% 10/1/2051		18,184	13,018
Apple, Inc. 2.375% 2/8/2041		4,625	3,384
Apple, Inc. 3.95% 8/8/2052		14,757	12,927
Apple, Inc. 4.85% 5/10/2053		17,900	18,262
Black Knight InfoServ, LLC 3.625% 9/1/2028[4]		3,200	3,036
Broadcom Corp. 3.625% 1/15/2024		270	270
Broadcom Corp. 3.875% 1/15/2027		6,802	6,641
Broadcom, Inc. 1.95% 2/15/2028[4]		373	335
Broadcom, Inc. 4.00% 4/15/2029[4]		3,178	3,070
Broadcom, Inc. 4.75% 4/15/2029		537	539
Broadcom, Inc. 4.15% 11/15/2030		6,522	6,233
Broadcom, Inc. 4.15% 4/15/2032[4]		346	326
Broadcom, Inc. 3.469% 4/15/2034[4]		31,678	27,574
Broadcom, Inc. 3.137% 11/15/2035[4]		2,092	1,719
Broadcom, Inc. 3.187% 11/15/2036[4]		6,007	4,871
Broadcom, Inc. 4.926% 5/15/2037[4]		23,446	22,705
Broadcom, Inc. 3.50% 2/15/2041[4]		4,709	3,737
Broadcom, Inc. 3.75% 2/15/2051[4]		3,180	2,504
CDW, LLC 4.125% 5/1/2025		5,275	5,176
Gartner, Inc. 4.50% 7/1/2028[4]		1,850	1,756
Hewlett Packard Enterprise Co. 5.90% 10/1/2024		5,000	5,014
Imola Merger Corp. 4.75% 5/15/2029[4]		2,500	2,378
Lenovo Group, Ltd. 3.421% 11/2/2030		4,000	3,535
Lenovo Group, Ltd. 6.536% 7/27/2032		3,000	3,196
Microsoft Corp. 2.40% 8/8/2026		21,100	20,116
Microsoft Corp. 3.30% 2/6/2027		18,325	17,858
NCR Atleos Corp. 9.50% 4/1/2029[4]		9,383	9,978
NCR Voyix Corp. 5.25% 10/1/2030[4]		7,250	6,667
Open Text Corp. 3.875% 2/15/2028[4]		6,500	6,044
Oracle Corp. 5.80% 11/10/2025		3,000	3,048
Oracle Corp. 3.60% 4/1/2050		59,660	44,243
Oracle Corp. 3.95% 3/25/2051		1,126	883
Oracle Corp. 5.55% 2/6/2053		12,108	12,125
Salesforce, Inc. 1.95% 7/15/2031		22,350	19,100
Salesforce, Inc. 2.70% 7/15/2041		1,504	1,150
Salesforce, Inc. 2.90% 7/15/2051		7,853	5,620
Salesforce, Inc. 3.05% 7/15/2061		4,060	2,851
ServiceNow, Inc. 1.40% 9/1/2030		75,297	61,940
SK hynix, Inc. 1.50% 1/19/2026[4]		19,275	17,758
SK hynix, Inc. 6.375% 1/17/2028		4,000	4,131
SK hynix, Inc. 2.375% 1/19/2031[4]		9,830	7,979
SK hynix, Inc. 6.50% 1/17/2033		2,000	2,113
TSMC Global, Ltd. 0.75% 9/28/2025		10,000	9,296
TSMC Global, Ltd. 1.25% 4/23/2026		10,000	9,237
TSMC Global, Ltd. 1.00% 9/28/2027		10,000	8,784
TSMC Global, Ltd. 1.75% 4/23/2028		5,000	4,463

56	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
TSMC Global, Ltd. 2.25% 4/23/2031	USD	11,000	$9,375
Unisys Corp. 6.875% 11/1/2027[4]		1,700	1,532
Xerox Holdings Corp. 5.50% 8/15/2028[4]		6,000	5,421
			469,873

Materials 0.57%
Air Products and Chemicals, Inc. 2.70% 5/15/2040		11,472	8,753
Alpek, SAB de CV 3.25% 2/25/2031[4]		5,000	4,288
ArcelorMittal SA 7.00% 10/15/2039		3,250	3,525
ArcelorMittal SA 6.75% 3/1/2041		2,780	2,948
Ardagh Packaging Finance PLC 5.25% 4/30/2025[4]		3,640	3,543
Ardagh Packaging Finance PLC 4.125% 8/15/2026[4]		2,500	2,283
Berry Plastics Corp. 4.875% 7/15/2026[4]		9,875	9,710
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026		8,600	8,646
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026		13,215	13,517
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		8,600	8,695
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028		5,810	5,968
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030		4,385	4,545
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		2,016	2,063
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033		4,229	4,388
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053		7,286	7,957
Braskem Netherlands Finance BV 4.50% 1/10/2028		1,777	1,456
Braskem Netherlands Finance BV 4.50% 1/31/2030		5,180	4,027
Braskem Netherlands Finance BV 4.50% 1/31/2030[4]		4,600	3,576
Braskem Netherlands Finance BV 8.50% 1/12/2031[4]		1,235	1,150
Braskem Netherlands Finance BV 8.50% 1/12/2031		1,043	971
Braskem Netherlands Finance BV 7.25% 2/13/2033[4]		4,765	4,018
Braskem Netherlands Finance BV 5.875% 1/31/2050[4]		4,000	2,776
Celanese US Holdings, LLC 6.165% 7/15/2027		19,250	19,749
Celanese US Holdings, LLC 6.35% 11/15/2028		3,501	3,675
Celanese US Holdings, LLC 6.33% 7/15/2029		2,583	2,710
Celanese US Holdings, LLC 6.55% 11/15/2030		3,301	3,494
Celanese US Holdings, LLC 6.379% 7/15/2032		5,762	6,096
Celanese US Holdings, LLC 6.70% 11/15/2033		7,324	7,948
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[4]		12,450	12,512
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[4]		4,175	3,878
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[4]		2,825	2,558
CROWN Americas, LLC 4.25% 9/30/2026		4,000	3,884
Dow Chemical Co. (The) 4.55% 11/30/2025		33	32
Dow Chemical Co. (The) 4.80% 11/30/2028		4,000	4,051
Dow Chemical Co. (The) 5.55% 11/30/2048		6,500	6,661
Dow Chemical Co. (The) 4.80% 5/15/2049		10,493	9,636
Dow Chemical Co. (The) 3.60% 11/15/2050		2,190	1,695
EIDP, Inc. 4.50% 5/15/2026		10,834	10,798
EIDP, Inc. 4.80% 5/15/2033		25,693	25,982
Freeport-McMoRan, Inc. 5.40% 11/14/2034		1,450	1,462
Freeport-McMoRan, Inc. 5.45% 3/15/2043		2,566	2,501
Fresnillo PLC 4.25% 10/2/2050[4]		9,516	7,281
GC Treasury Center Co., Ltd. 2.98% 3/18/2031		6,000	5,078
GC Treasury Center Co., Ltd. 4.40% 3/30/2032		8,000	7,312
GC Treasury Center Co., Ltd. 4.30% 3/18/2051		4,268	3,244
GC Treasury Center Co., Ltd. 5.20% 3/30/2052		7,732	6,689
Graphic Packaging International, LLC 3.50% 3/15/2028[4]		8,000	7,432
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[4]		5,000	4,631
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[4]		5,356	4,699
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[4]		5,238	4,335
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[4]		9,022	6,472
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[4]		7,967	5,454
Linde, Inc. 4.70% 12/5/2025		5,000	5,007
Linde, Inc. 1.10% 8/10/2030		5,648	4,679
Linde, Inc. 2.00% 8/10/2050		5,829	3,456
Methanex Corp. 5.125% 10/15/2027		13,150	12,860
Methanex Corp. 5.25% 12/15/2029		1,125	1,084
Methanex Corp. 5.65% 12/1/2044		1,000	874
Mineral Resources, Ltd. 8.00% 11/1/2027[4]		5,475	5,621
Mineral Resources, Ltd. 9.25% 10/1/2028[4]		7,085	7,546
NOVA Chemicals Corp. 4.875% 6/1/2024[4]		2,000	1,984

The Bond Fund of America	57

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
NOVA Chemicals Corp. 5.25% 6/1/2027[4]	USD	7,500	$7,041
NOVA Chemicals Corp. 8.50% 11/15/2028[4]		1,490	1,564
NOVA Chemicals Corp. 4.25% 5/15/2029[4]		5,535	4,667
Nutrien, Ltd. 5.90% 11/7/2024		577	579
Nutrien, Ltd. 4.90% 3/27/2028		3,800	3,838
Nutrien, Ltd. 4.20% 4/1/2029		500	490
Nutrien, Ltd. 5.00% 4/1/2049		3,850	3,652
Nutrien, Ltd. 5.80% 3/27/2053		1,029	1,102
OCI NV 6.70% 3/16/2033[4]		10,849	11,090
Olin Corp. 5.625% 8/1/2029		2,500	2,463
Orbia Advance Corp, SAB de CV 2.875% 5/11/2031		7,000	5,799
POSCO 2.75% 7/15/2024		4,000	3,945
POSCO 5.75% 1/17/2028[4]		5,195	5,333
POSCO 5.875% 1/17/2033[4]		630	661
PT Freeport Indonesia 4.763% 4/14/2027		5,000	4,937
PT Freeport Indonesia 5.315% 4/14/2032		7,000	6,882
Sherwin-Williams Co. 3.125% 6/1/2024		7,250	7,175
Sherwin-Williams Co. 3.45% 6/1/2027		2,862	2,765
Sherwin-Williams Co. 2.95% 8/15/2029		5,150	4,743
Sherwin-Williams Co. 2.20% 3/15/2032		1,383	1,151
Sherwin-Williams Co. 3.80% 8/15/2049		1,750	1,406
Sherwin-Williams Co. 3.30% 5/15/2050		2,083	1,531
Sherwin-Williams Co. 2.90% 3/15/2052		2,500	1,726
Silgan Holdings, Inc. 4.125% 2/1/2028		2,500	2,390
South32 Treasury, Ltd. 4.35% 4/14/2032[4]		6,919	6,242
Summit Materials, LLC 5.25% 1/15/2029[4]		4,160	4,029
Suzano Austria GmbH 3.75% 1/15/2031		6,660	5,847
Tronox, Inc. 4.625% 3/15/2029[4]		6,000	5,319
Westlake Corp. 5.00% 8/15/2046		5,265	4,804
Westlake Corp. 4.375% 11/15/2047		1,110	927
			457,961

Municipals 0.05%
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[4]		4,100	3,088
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[4]		3,180	2,425
ENA Master Trust 4.00% 5/19/2048[4]		5,000	3,514
Enel Finance America, LLC 7.10% 10/14/2027[4]		30,000	32,034
HPHT Finance 19, Ltd. 2.875% 11/5/2024		2,000	1,959
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036[4]		1,556	1,036
			44,056

Total corporate bonds, notes & loans			23,881,844

U.S. Treasury bonds & notes 19.85%
U.S. Treasury 19.05%
U.S. Treasury 0.875% 1/31/2024		19,719	19,650
U.S. Treasury 1.50% 2/29/2024		17,578	17,472
U.S. Treasury 2.375% 2/29/2024		17,639	17,558
U.S. Treasury 0.25% 3/15/2024		200	198
U.S. Treasury 2.125% 3/31/2024		105,265	104,463
U.S. Treasury 2.25% 3/31/2024		175,000	173,735
U.S. Treasury 0.375% 4/15/2024		995	982
U.S. Treasury 2.25% 4/30/2024		50,633	50,143
U.S. Treasury 0.25% 5/15/2024		58,889	57,840
U.S. Treasury 2.00% 5/31/2024[12]		277,283	273,633
U.S. Treasury 0.25% 6/15/2024		8,800	8,607
U.S. Treasury 2.00% 6/30/2024		88,000	86,639
U.S. Treasury 0.375% 8/15/2024		1,486	1,444
U.S. Treasury 3.25% 8/31/2024		42,830	42,330
U.S. Treasury 0.375% 9/15/2024		2,346	2,272
U.S. Treasury 2.125% 9/30/2024		8,000	7,837
U.S. Treasury 4.25% 9/30/2024		95,493	95,031
U.S. Treasury 0.625% 10/15/2024		959	928
U.S. Treasury 1.50% 11/30/2024		1,000	970
U.S. Treasury 2.125% 11/30/2024		33,000	32,205
U.S. Treasury 1.00% 12/15/2024		813	784
U.S. Treasury 2.25% 12/31/2024		3,000	2,927
U.S. Treasury 4.25% 12/31/2024		8,810	8,765

58	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.125% 2/28/2025	USD	125,000		$120,085
U.S. Treasury 2.75% 2/28/2025[12]		356,926		349,355
U.S. Treasury 4.625% 2/28/2025		1,499,326		1,498,623
U.S. Treasury 1.75% 3/15/2025		21,000		20,298
U.S. Treasury 2.625% 3/31/2025		100,126		97,791
U.S. Treasury 3.875% 3/31/2025		240,275		238,209
U.S. Treasury 3.875% 4/30/2025		307,899		305,181
U.S. Treasury 0.25% 5/31/2025		1,000		942
U.S. Treasury 4.25% 5/31/2025		199,607		198,913
U.S. Treasury 4.625% 6/30/2025		102,878		103,127
U.S. Treasury 3.00% 7/15/2025		57,470		56,237
U.S. Treasury 4.75% 7/31/2025		5,439		5,465
U.S. Treasury 3.125% 8/15/2025		92,500		90,673
U.S. Treasury 5.00% 8/31/2025		173,828		175,462
U.S. Treasury 3.00% 9/30/2025		380		371
U.S. Treasury 5.00% 9/30/2025		250,000		252,586
U.S. Treasury 3.00% 10/31/2025		26,469		25,864
U.S. Treasury 5.00% 10/31/2025		105,872		107,095
U.S. Treasury 2.25% 11/15/2025		50,000		48,174
U.S. Treasury 4.50% 11/15/2025		76,376		76,659
U.S. Treasury 0.375% 11/30/2025		522,200		485,061
U.S. Treasury 4.00% 12/15/2025		160,001		159,191
U.S. Treasury 0.375% 12/31/2025		50,000		46,354
U.S. Treasury 2.625% 12/31/2025		822		797
U.S. Treasury 3.875% 1/15/2026		10,870		10,790
U.S. Treasury 0.375% 1/31/2026		133,331		123,199
U.S. Treasury 4.00% 2/15/2026		46,978		46,778
U.S. Treasury 0.50% 2/28/2026		150		139
U.S. Treasury 4.625% 3/15/2026		1,770		1,786
U.S. Treasury 3.75% 4/15/2026		355		352
U.S. Treasury 3.625% 5/15/2026		19,304		19,086
U.S. Treasury 0.75% 5/31/2026		1,245		1,150
U.S. Treasury 4.50% 7/15/2026		157,826		159,336
U.S. Treasury 4.375% 8/15/2026		118,839		119,679
U.S. Treasury 0.75% 8/31/2026		38,676		35,478
U.S. Treasury 4.625% 9/15/2026		154,603		156,766
U.S. Treasury 0.875% 9/30/2026		4,857		4,463
U.S. Treasury 1.125% 10/31/2026		5,265		4,860
U.S. Treasury 2.00% 11/15/2026		15,600		14,755
U.S. Treasury 4.625% 11/15/2026		73,676		74,856
U.S. Treasury 1.25% 11/30/2026		75,500		69,829
U.S. Treasury 1.625% 11/30/2026		—	[2]	—	[2]
U.S. Treasury 4.375% 12/15/2026		118,065		119,250
U.S. Treasury 2.25% 2/15/2027		3,000		2,849
U.S. Treasury 1.875% 2/28/2027		183,051		171,689
U.S. Treasury 0.50% 4/30/2027		40,000		35,725
U.S. Treasury 2.375% 5/15/2027		14,700		13,968
U.S. Treasury 0.50% 5/31/2027		16,000		14,250
U.S. Treasury 2.625% 5/31/2027		328,902		314,937
U.S. Treasury 0.50% 6/30/2027		6,000		5,331
U.S. Treasury 0.375% 7/31/2027		18,600		16,409
U.S. Treasury 0.50% 8/31/2027		28,274		24,990
U.S. Treasury 4.125% 10/31/2027		22,500		22,649
U.S. Treasury 3.875% 11/30/2027		70,000		69,866
U.S. Treasury 3.875% 12/31/2027		112,100		111,951
U.S. Treasury 3.50% 1/31/2028		11,709		11,528
U.S. Treasury 2.75% 2/15/2028		17,398		16,634
U.S. Treasury 1.125% 2/29/2028		23,306		20,844
U.S. Treasury 4.00% 2/29/2028		122,298		122,738
U.S. Treasury 1.25% 3/31/2028		50,580		45,380
U.S. Treasury 3.625% 3/31/2028		4,054		4,010
U.S. Treasury 2.875% 5/15/2028		16,027		15,375
U.S. Treasury 1.25% 5/31/2028		11,954		10,684
U.S. Treasury 3.625% 5/31/2028		77,735		76,937
U.S. Treasury 1.25% 6/30/2028		42,000		37,469
U.S. Treasury 4.125% 7/31/2028		285,000		287,984
U.S. Treasury 2.875% 8/15/2028		3,760		3,599

The Bond Fund of America	59

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.125% 8/31/2028	USD	104,431	$92,230
U.S. Treasury 1.25% 9/30/2028		14,100	12,499
U.S. Treasury 4.625% 9/30/2028		180,657	186,528
U.S. Treasury 4.875% 10/31/2028		4,930	5,147
U.S. Treasury 5.25% 11/15/2028		42,000	44,536
U.S. Treasury 1.50% 11/30/2028		36,458	32,603
U.S. Treasury 4.375% 11/30/2028		324,249	331,886
U.S. Treasury 3.75% 12/31/2028		6,982	6,950
U.S. Treasury 1.75% 1/31/2029		51,932	46,873
U.S. Treasury 2.875% 4/30/2029[12]		283,760	270,104
U.S. Treasury 2.375% 5/15/2029		5,000	4,638
U.S. Treasury 1.625% 8/15/2029		398	354
U.S. Treasury 3.875% 9/30/2029		65,000	64,902
U.S. Treasury 3.875% 12/31/2029		169,618	169,412
U.S. Treasury 3.50% 1/31/2030		59,120	57,859
U.S. Treasury 1.50% 2/15/2030		40,500	35,306
U.S. Treasury 3.75% 5/31/2030		180,000	178,478
U.S. Treasury 4.00% 7/31/2030		15,360	15,452
U.S. Treasury 4.125% 8/31/2030		80,500	81,550
U.S. Treasury 4.625% 9/30/2030[12]		1,198,320	1,249,721
U.S. Treasury 4.875% 10/31/2030		467,853	495,156
U.S. Treasury 4.375% 11/30/2030		2,830	2,911
U.S. Treasury 3.75% 12/31/2030		5,262	5,226
U.S. Treasury 1.625% 5/15/2031		47,450	40,719
U.S. Treasury 1.25% 8/15/2031		20,109	16,654
U.S. Treasury 1.375% 11/15/2031		1,027	853
U.S. Treasury 1.875% 2/15/2032		25,000	21,506
U.S. Treasury 2.875% 5/15/2032		529	490
U.S. Treasury 2.75% 8/15/2032		27,904	25,571
U.S. Treasury 4.125% 11/15/2032		8,914	9,066
U.S. Treasury 3.50% 2/15/2033		2,117	2,054
U.S. Treasury 3.375% 5/15/2033		129,000	123,890
U.S. Treasury 4.50% 11/15/2033		153,417	161,148
U.S. Treasury 4.25% 5/15/2039		32,154	33,172
U.S. Treasury 4.50% 8/15/2039[12]		138,505	146,729
U.S. Treasury 4.625% 2/15/2040		14,600	15,653
U.S. Treasury 1.125% 5/15/2040		38,625	24,961
U.S. Treasury 1.125% 8/15/2040		35,000	22,396
U.S. Treasury 1.375% 11/15/2040		30,124	20,043
U.S. Treasury 1.875% 2/15/2041		330,839	238,359
U.S. Treasury 1.75% 8/15/2041		50,819	35,426
U.S. Treasury 2.00% 11/15/2041		17,595	12,762
U.S. Treasury 3.125% 11/15/2041		300	261
U.S. Treasury 2.375% 2/15/2042[12]		257,616	198,123
U.S. Treasury 3.00% 5/15/2042		8	7
U.S. Treasury 3.25% 5/15/2042		51,187	45,001
U.S. Treasury 2.75% 8/15/2042		7,000	5,689
U.S. Treasury 4.00% 11/15/2042		10,583	10,308
U.S. Treasury 3.875% 2/15/2043		19,000	18,158
U.S. Treasury 2.875% 5/15/2043		46,035	37,885
U.S. Treasury 3.875% 5/15/2043		16,620	15,882
U.S. Treasury 3.625% 8/15/2043[12]		90,000	82,939
U.S. Treasury 4.375% 8/15/2043		2,690	2,751
U.S. Treasury 4.75% 11/15/2043		81,929	88,042
U.S. Treasury 3.375% 5/15/2044		38,700	34,191
U.S. Treasury 2.50% 2/15/2045		51,000	38,692
U.S. Treasury 3.00% 5/15/2045		1,460	1,207
U.S. Treasury 3.00% 11/15/2045		250	206
U.S. Treasury 2.50% 2/15/2046		1,167	877
U.S. Treasury 2.25% 8/15/2046		4,500	3,207
U.S. Treasury 2.875% 11/15/2046		4	3
U.S. Treasury 3.00% 2/15/2047		39,950	32,731
U.S. Treasury 3.00% 5/15/2047		26,000	21,292
U.S. Treasury 2.75% 8/15/2047		500	390
U.S. Treasury 2.75% 11/15/2047		5,300	4,136
U.S. Treasury 3.00% 2/15/2048[12]		123,621	100,969
U.S. Treasury 3.125% 5/15/2048		16,150	13,487

60	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.375% 11/15/2048	USD	4,545		$3,970
U.S. Treasury 3.00% 2/15/2049		81,941		66,865
U.S. Treasury 2.875% 5/15/2049		74,849		59,651
U.S. Treasury 2.25% 8/15/2049		80,123		56,098
U.S. Treasury 2.375% 11/15/2049		5,108		3,675
U.S. Treasury 2.00% 2/15/2050		51,200		33,782
U.S. Treasury 1.25% 5/15/2050[12]		209,788		113,466
U.S. Treasury 1.375% 8/15/2050[12]		440,830		246,382
U.S. Treasury 1.625% 11/15/2050		80,405		48,047
U.S. Treasury 1.875% 2/15/2051		46,906		29,844
U.S. Treasury 2.375% 5/15/2051		33,648		24,087
U.S. Treasury 2.00% 8/15/2051		157,105		102,895
U.S. Treasury 1.875% 11/15/2051		38,320		24,299
U.S. Treasury 2.25% 2/15/2052		203,900		141,724
U.S. Treasury 2.875% 5/15/2052[12]		234,000		186,778
U.S. Treasury 4.00% 11/15/2052		79,562		78,698
U.S. Treasury 3.625% 2/15/2053		8,000		7,407
U.S. Treasury 3.625% 5/15/2053		23,250		21,555
U.S. Treasury 4.125% 8/15/2053		920,001		932,462
U.S. Treasury 4.75% 11/15/2053		175,910		197,816
				15,366,982

U.S. Treasury inflation-protected securities 0.80%
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[13]		145,283		144,898
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[13]		55,083		54,410
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[13]		264,422		259,998
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[13]		—	[2]	—	[2]
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[13]		9,269		8,983
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[13]		8,157		7,845
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[13]		—	[2]	—	[2]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[13]		106,828		101,700
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[13]		—	[2]	—	[2]
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[13]		47,373		42,984
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[13]		118		74
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[13]		23,108		21,041
				641,933

Total U.S. Treasury bonds & notes				16,008,915

Asset-backed obligations 5.07%
ABPCI Direct Lending Fund CLO, Ltd., Series 2020-9, Class A1R, (3-month USD CME Term SOFR + 1.662%) 7.049% 11/18/2031[1,3,4]		4,000		3,998
ACHV ABS Trust, Series 2023-2PL, Class A, 6.42% 5/20/2030[1,4]		65		65
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,4]		1,327		1,329
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[1,4]		469		469
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,4]		1,787		1,788
ACHV ABS Trust, Series 2023-4CP, Class A, 6.81% 11/25/2030[1,4]		3,876		3,881
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,4]		2,707		2,636
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,4]		2,679		2,695
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,4]		2,665		2,673
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.732% 4/21/2031[1,3,4]		60,171		60,159
AGL CLO, Ltd., Series 2022-18A, Class B, (3-month USD CME Term SOFR + 2.00%) 7.412% 4/21/2031[1,3,4]		5,000		5,010
AGL CLO, Ltd., Series 2021-13, Class D, (3-month USD CME Term SOFR + 3.412%) 8.827% 10/20/2034[1,3,4]		350		340
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.378% 7/25/2036[1,3,4]		22,438		22,593
Allegro CLO, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.422%) 6.815% 10/15/2034[1,3,4]		2,550		2,541
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39% 3/13/2026[1,4]		80		80
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[1,4]		79		79
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[1,4]		1,388		1,386

The Bond Fund of America	61

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[1,4]	USD	4,893	$4,893
American Credit Acceptance Receivables Trust, Series 2023-3, Class A, 6.00% 3/12/2027[1,4]		1,792	1,794
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[1,4]		109	109
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[1,4]		2,226	2,187
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[1,4]		2,692	2,676
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[1,4]		4,780	4,624
American Express Credit Account Master Trust, Series 2023-2, Class A, 4.80% 5/15/2030[1]		23,956	24,265
American Express Credit Account Master Trust, Series 2023-4, Class A, 5.15% 9/16/2030[1]		16,546	17,031
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[1,4]		12,930	12,722
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,4]		31,045	30,114
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,4]		8,478	8,285
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]		7,552	7,553
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]		15,943	14,733
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[1]		9,883	10,007
Apex Credit CLO, LLC, Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.71%) 8.122% 4/22/2033[1,3,4]		900	892
Apidos CLO, Ltd., Series 2022-42, Class D, (3-month USD CME Term SOFR + 5.76%) 11.176% 1/20/2036[1,3,4]		750	753
Apidos CLO, Ltd., Series 2023-45, Class D, (3-month USD CME Term SOFR + 5.20%) 10.58% 4/26/2036[1,3,4]		1,700	1,708
Ares CLO, Ltd., Series 2022-65A, Class A2, (3-month USD CME Term SOFR + 1.75%) 7.128% 7/25/2034[1,3,4]		18,000	17,930
Atlas Static Senior Loan Fund, Ltd., Series 2022-1, Class DR, (3-month USD CME Term SOFR + 5.00%) 10.372% 7/15/2030[1,3,4]		2,000	2,010
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[1,4]		12,500	12,470
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[1,4]		9,000	8,722
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[1,4]		10,160	10,039
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[1,4]		6,460	6,263
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,4]		25,693	24,579
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,4]		20,845	19,466
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,4]		1,798	1,703
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,4]		3,581	3,407
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,4]		7,921	8,052
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,4]		22,390	20,391
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,4]		3,398	3,071
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,4]		1,211	1,084
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[1,4]		5,000	4,466
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[1,4]		4,434	4,445
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[1,4]		10,532	10,635
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,4]		49,213	49,885
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[1,4]		8,202	8,173

62	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[1,4]	USD	12,830	$12,949
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,4]		40,430	41,372
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,4]		4,925	5,083
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[1]		1,020	1,027
Bain Capital Credit CLO, Ltd., Series 2020-2, Class AR, (3-month USD CME Term SOFR + 1.432%) 6.828% 7/19/2034[1,3,4]		3,470	3,464
Bain Capital Credit CLO, Ltd., Series 2022-4, Class A2, (3-month USD CME Term SOFR + 1.96%) 7.354% 7/16/2035[1,3,4]		5,000	5,003
Bain Capital Credit CLO, Ltd., Series 2023-3, Class D, (3-month USD CME Term SOFR + 5.25%) 10.621% 7/24/2036[1,3,4]		500	504
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.629% 11/20/2030[1,3,4]		9,398	9,395
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,4]		87	87
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,4]		4,310	4,169
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,4]		759	716
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,4]		914	821
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,4]		509	493
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,4]		1,533	1,399
Bardin Hill CLO, Ltd., Series 2021-2, Class C, (3-month USD CME Term SOFR + 2.702%) 8.08% 10/25/2034[1,3,4]		1,240	1,184
Battalion CLO, Ltd., Series 2017-11, Class AR, (3-month USD CME Term SOFR + 1.412%) 6.81% 4/24/2034[1,3,4]		2,000	1,984
Battalion CLO, Ltd., Series 2021-21, Class C, (3-month USD CME Term SOFR + 2.362%) 7.755% 7/15/2034[1,3,4]		1,000	970
Battalion CLO, Ltd., Series 2016-10, Class A1R2, (3-month USD CME Term SOFR + 1.432%) 6.83% 1/25/2035[1,3,4]		3,125	3,112
Battalion CLO, Ltd., Series 2022-23A, Class A, (3-month USD CME Term SOFR + 1.44%) 6.834% 5/19/2036[1,3,4]		8,000	7,991
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.489% 7/20/2035[1,3,4]		3,703	3,718
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,4]		17,564	15,176
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,4]		2,245	1,868
Blackrock Elbert CLO V, LLC, Series 5, Class AR, (3-month USD CME Term SOFR + 1.85%) 7.235% 6/15/2034[1,3,4]		2,400	2,380
Blackrock Mt. Hood CLO X, LLC, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 2.50%) 7.665% 4/20/2035[1,3,4]		3,000	3,012
BlueMountain CLO, Ltd., Series 2015-3, Class CR, (3-month USD CME Term SOFR + 2.862%) 8.277% 4/20/2031[1,3,4]		250	225
BlueMountain CLO, Ltd., Series 2022-35A, Class A, (3-month USD CME Term SOFR + 1.55%) 6.962% 7/22/2035[1,3,4]		3,000	2,999
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]		6,283	6,359
Carlyle Global Market Strategies, Series 2021-6A, Class A1, (3-month USD CME Term SOFR + 1.422%) 6.815% 7/15/2034[1,3,4]		250	250
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[1]		412	411
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]		5,306	5,301
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]		580	546
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]		568	535
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[1]		547	553
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,4]		2,289	2,300
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,4]		1,939	1,965
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]		772	729
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[1]		3,896	3,679
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029[1,4]		2,515	2,538
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,4]		1,210	1,232
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,4]		87,200	75,695

The Bond Fund of America	63

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,4]	USD	14,070	$11,785
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,4]		3,674	2,931
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,4]		2,905	2,640
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,4]		80,144	74,134
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,4]		15,662	13,377
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,4]		9,080	8,320
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,4]		989	810
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,4]		69,912	62,572
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,4]		5,694	4,843
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,4]		99,103	97,638
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,4]		43,496	42,595
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,4]		2,211	2,235
CIFC Funding, Ltd., CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 1.70%) 7.094% 7/16/2035[1,3,4]		10,000	10,000
CIFC Funding, Ltd., CLO, Series 2022-4, Class B, (3-month USD CME Term SOFR + 2.00%) 7.394% 7/16/2035[1,3,4]		10,000	10,028
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,4]		11,631	11,803
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,4]		5,676	5,802
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,4]		446	404
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,4]		828	754
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,4]		5,933	5,315
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,4]		1,156	1,034
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,4]		2,049	1,841
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[1,4]		9,966	8,805
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,4]		1,072	937
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[1,4]		539	538
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[1,4]		50	50
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,4]		2,804	2,790
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,4]		3,224	3,229
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,4]		1,102	1,097
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,4]		1,256	1,227
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,4]		6,654	6,659
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[1,4]		13,609	13,432
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,4]		18,032	17,664
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,4]		2,352	2,331
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029[1,4]		3,525	3,523
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[1,4]		3,866	3,901
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[1,4]		4,635	4,619
CPS Auto Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,4]		12,773	12,818
CPS Auto Trust, Series 2023-C, Class D, 6.77% 10/15/2029[1,4]		3,489	3,529
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[1,4]		2,690	2,653
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD CME Term SOFR + 2.612%) 8.005% 10/15/2031[1,3,4]		2,000	1,996
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.294%) 5.656% 7/15/2035[1,3]		569	541
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.616% 1/15/2037[1,3]		1,012	926
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 5.626% 2/15/2037[1,3]		1,473	1,391
Diameter Capital CLO, Series 2023-5, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.164% 10/15/2036[1,3,4]		3,333	3,340
Diameter Capital CLO, Series 2023-5, Class A2, (3-month USD CME Term SOFR + 2.40%) 7.714% 10/15/2036[1,3,4]		4,286	4,295
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[1]		59,645	59,271
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 5/15/2028[1]		6,683	6,605
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]		7,271	6,977
DriveTime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 3/16/2026[1,4]		75	75
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[1,4]		992	981
DriveTime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 6/15/2026[1,4]		22	22
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[1,4]		976	964
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,4]		1,242	1,188
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,4]		2,662	2,625
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,4]		2,495	2,379
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[1,4]		1,560	1,557
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,4]		3,378	3,380
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[1,4]		3,364	3,379
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,4]		2,681	2,657

64	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028[1,4]	USD	8,340	$8,348
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,4]		5,863	5,929
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,4]		6,061	6,166
Dryden Senior Loan Fund, CLO, Series 2014-36, Class AR3, (3-month USD CME Term SOFR + 1.282%) 6.675% 4/15/2029[1,3,4]		3,724	3,724
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.625% 4/15/2031[1,3,4]		18,790	18,759
Dryden Senior Loan Fund, CLO, Series 2022-94A, Class A, (3-month USD CME Term SOFR + 1.44%) 6.834% 7/15/2037[1,3,4]		1,000	1,001
Eaton Vance CDO, Ltd., CLO, Series 2020-2A, Class AR, (3-month USD CME Term SOFR + 1.412%) 6.805% 1/15/2035[1,3,4]		1,100	1,098
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,4]		1,042	922
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 7.053% 7/17/2033[1,3,4]		11,500	11,513
Elmwood CLO X, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.302%) 6.717% 10/20/2034[1,3,4]		2,000	2,000
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,4]		5,938	5,827
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,4]		7,169	7,092
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[1,4]		4,834	4,850
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[1,4]		792	792
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[1]		443	443
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[1,4]		2,619	2,602
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58% 9/15/2025[1,4]		4,031	3,990
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[1]		1,205	1,206
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[1]		50	50
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[1,4]		1,955	1,929
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,4]		976	972
Exeter Automobile Receivables Trust, Series 2023-1, Class A3, 5.58% 4/15/2026[1]		783	782
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[1]		1,697	1,677
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]		552	553
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[1]		15,917	15,838
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]		3,744	3,725
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[1]		6,627	6,687
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]		16,131	15,237
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]		2,928	2,934
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]		1,705	1,712
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[1]		6,335	6,369
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]		3,075	3,103
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]		7,739	7,510
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[1]		6,194	6,119
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[1]		1,913	1,987
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]		5,584	5,642
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]		3,227	3,254
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,4]		1,150	1,192
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 3/15/2027[1,4]		746	742
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[1,4]		950	908
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028[1,4]		7,016	7,091
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[1]		8,282	8,315
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[1]		5,548	5,676
FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.339% 9/17/2025[1,4]		13,252	12,357
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,4]		19,998	18,546
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,4]		4,136	3,762
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,4]		8,669	8,330
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,4]		2,768	2,776
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,4]		2,211	2,227
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,4]		3,215	3,229
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,4]		1,800	1,795
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[1]		1,244	1,240
Ford Credit Auto Lease Trust, Series 2023-A, Class A4, 4.83% 5/15/2026[1]		1,108	1,102
Ford Credit Auto Owner Trust, Series 2019-2, Class A, 3.06% 4/15/2026[1]		10,000	9,923
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[1,4]		13,729	13,717
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,4]		19,385	18,991
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,4]		47,950	46,351
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[1,4]		21,970	20,323
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,4]		15,800	15,867
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,4]		100,669	102,971

The Bond Fund of America	65

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,4]	USD	25,883	$25,966
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class C1, (3-month USD CME Term SOFR + 4.45%) 9.845% 10/18/2033[1,3,4]		2,000	2,009
Fortress Credit Opportunities CLO, LLC, Series 2018-11, Class A1T, (3-month USD CME Term SOFR + 1.562%) 6.955% 4/15/2031[1,3,4]		1,604	1,601
Galaxy CLO, Ltd., Series 2017-23, Class AR, (3-month USD CME Term SOFR + 1.132%) 6.53% 4/24/2029[1,3,4]		2,108	2,107
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,4]		1,223	1,108
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,4]		621	563
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,4]		6,324	5,567
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,4]		213	178
Generate CLO, Ltd., Series 4A, Class A1R, (3-month USD CME Term SOFR + 1.352%) 6.767% 4/20/2032[1,3,4]		963	963
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,4]		6,913	6,555
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,4]		998	925
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,4]		47,334	42,256
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,4]		33,730	30,290
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,4]		2,731	2,412
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[1,4]		14,848	14,901
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,4]		5,056	5,049
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,4]		10,153	10,208
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,4]		3,969	4,009
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,4]		3,589	3,606
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028[1,4]		4,338	4,377
GM Financial Automobile Leasing Trust, Series 2020-4, Class C, 1.05% 5/18/2026[1]		3,700	3,580
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]		3,983	4,012
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]		711	717
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,4]		35,338	35,977
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,4]		42,166	43,918
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,4]		6,944	7,105
GoldenTree Loan Opportunities X, Ltd., Series 2015-10, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.797% 7/20/2031[1,3,4]		11,488	11,497
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.727% 1/18/2031[1,3,4]		8,139	8,139
Golub Capital BDC 3 CLO 1, LLC, Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.862%) 7.255% 4/15/2033[1,3,4]		4,000	3,977
Golub Capital Partners CLO, Ltd., Series 2014-21, Class AR, (3-month USD CME Term SOFR + 1.732%) 7.11% 1/25/2031[1,3,4]		2,658	2,657
Greywolf CLO, Ltd., Series 2013-1A, Class B1RR, ((3-month USD CME Term SOFR + 2.60%) + 2.30%) 7.955% 4/15/2034[1,3,4]		500	491
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.752% 7/28/2031[1,3,4]		4,507	4,508
Guggenheim 1828 CLO, LLC, Series 2016-1A, Class A1S1, (3-month USD CME Term SOFR + 1.492%) 6.885% 10/15/2031[1,3,4]		747	747
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 11.344% 1/15/2035[1,3,4]		1,000	1,010
Gulf Stream Meridian 1, Ltd., CLO, Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.462%) 6.855% 7/15/2034[1,3,4]		3,000	3,000
Halcyon Loan Advisors Funding, Ltd., Series 2018-2, Class C, (3-month USD CME Term SOFR + 3.662%) 9.074% 1/22/2031[1,3,4]		714	662
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 7.537% 7/20/2031[1,3,4]		2,673	2,674
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD CME Term SOFR + 0.314%) 5.676% 9/15/2041[1,3,4]		290	280
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,4,7]		50,483	50,483
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,4]		52,896	51,081
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,4]		6,931	6,679
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,4]		3,902	3,757
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[1,4]		38,456	36,770
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[1,4]		2,237	2,125
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,4]		943	894
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[1,4]		17,787	17,334
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,4]		2,352	2,367
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,4]		78,330	71,045

66	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,4]	USD	6,275	$5,676
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,4]		3,138	2,817
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,4]		2,817	2,871
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,4]		4,162	4,232
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,4]		8,361	7,519
Hertz Vehicle Financing III, LLC, Series 2022-5, Class D, 6.78% 9/25/2028[1,4]		6,271	5,901
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,4]		8,409	8,735
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,4]		3,231	3,342
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,4]		2,055	2,135
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD CME Term SOFR + 1.045%) 6.40% 1/25/2035[1,3]		122	122
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]		1,426	1,429
HPS Loan Management 6-2015, Ltd., Series 6A-2015, Class A1R, (3-month USD CME Term SOFR + 1.262%) 6.654% 2/5/2031[1,3,4]		4,432	4,428
ICG US CLO, Ltd., Series 2017-1, Class ARR, (3-month USD CME Term SOFR + 1.432%) 6.822% 7/28/2034[1,3,4]		4,000	3,967
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.266% 7/20/2035[1,3,4]		17,438	17,493
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.835% 1/15/2031[1,3,4]		18,842	18,864
KKR Financial CLO, Ltd., Series 2017, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.735% 4/15/2034[1,3,4]		3,000	2,975
KKR Financial CLO, Ltd., Series 22-42A, Class B, (3-month USD CME Term SOFR + 2.05%) 7.466% 7/20/2034[1,3,4]		15,000	15,006
KKR Static CLO I, Ltd., Series 2021-1A, Class C, (3-month USD CME Term SOFR + 3.40%) 8.816% 7/20/2031[1,3,4]		3,000	3,000
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,4]		2,435	2,406
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,4]		5,946	5,940
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,4]		1,804	1,752
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,4]		4,338	4,317
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,4]		6,324	6,325
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,4]		5,188	5,193
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,4]		2,901	2,907
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,4]		3,145	3,179
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,4]		927	932
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,4]		21,187	21,201
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,4]		4,473	4,469
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,4]		6,005	6,092
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,4]		9,891	9,877
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,4]		5,058	5,154
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,4]		4,131	4,148
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,4]		981	997
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,4]		3,430	3,488
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,4]		895	891
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.735% 7/16/2031[1,3,4]		10,642	10,642
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.674% 7/21/2030[1,3,4]		4,883	4,884
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 6.798% 4/19/2034[1,3,4]		250	250
Madison Park Funding, Ltd., CLO, Series 2020-45A, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.775% 7/15/2034[1,3,4]		500	499
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.805% 4/15/2029[1,3,4]		1,366	1,366
Marble Point CLO, Ltd., Series 2020-1, Class D, (3-month USD CME Term SOFR + 4.012%) 9.427% 4/20/2033[1,3,4]		1,500	1,452
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,4]		9,986	10,095
MidOcean Credit CLO, Series 2018-9, Class D, (3-month USD CME Term SOFR + 3.562%) 8.977% 7/20/2031[1,3,4]		2,500	2,425
MidOcean Credit CLO, Series 2019-10, Class A1R, (3-month USD CME Term SOFR + 1.492%) 6.904% 10/23/2034[1,3,4]		1,000	999
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7,11]		6,581	6,599
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7,11]		1,050	1,053
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,4]		22,893	22,928
Monroe Capital MML CLO X, LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 7.237% 5/20/2034[1,3,4]		1,540	1,520

The Bond Fund of America	67

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Monroe Capital MML CLO XI, Ltd., Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.811%) 7.179% 5/20/2033[1,3,4]	USD	2,500	$2,471
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 7.148% 9/14/2033[1,3,4]		3,500	3,445
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,4]		4,946	4,362
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,4]		4,752	4,137
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,4]		24,680	21,415
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,4]		9,331	8,050
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,4]		3,121	2,661
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,4]		5,736	4,979
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,4]		22,096	19,326
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,4]		2,374	2,132
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,4]		26,867	24,343
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,4]		60,052	54,580
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.212% 4/20/2062[1,3,4]		17,562	17,287
Neuberger Berman CLO, Ltd., Series 2018-29, Class C, (3-month USD CME Term SOFR + 2.412%) 7.808% 10/19/2031[1,3,4]		1,000	992
Neuberger Berman CLO, Ltd., Series 2022-49A, Class A, (3-month USD CME Term SOFR + 1.42%) 1.42% 7/25/2034[1,3,4]		2,100	2,097
Neuberger Berman Loan Advisers LaSalle Street Lending CLO, Ltd., Series 2023-1, Class D1, (3-month USD CME Term SOFR + 5.00%) 10.416% 10/25/2036[1,3,4]		1,000	1,007
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,4]		305,300	267,656
Newark BSL CLO 1, Ltd., Series 2016-1A, Class A1R, (3-month USD CME Term SOFR + 1.362%) 6.749% 12/21/2029[1,3,4]		990	990
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.61% 7/25/2030[1,3,4]		1,937	1,935
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[1]		1,074	1,070
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]		4,270	4,376
Northwoods Capital, Ltd., CLO, Series 2018-11B, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.758% 4/19/2031[1,3,4]		2,429	2,429
Northwoods Capital, Ltd., CLO, Series 2018-17, Class D, (3-month USD CME Term SOFR + 3.112%) 8.524% 4/22/2031[1,3,4]		1,838	1,734
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.416% 1/20/2035[1,3,4]		19,600	19,649
Ocean Trails CLO, Series 2023-14, Class B1, (3-month USD CME Term SOFR + 2.75%) 8.166% 1/20/2035[1,3,4]		500	501
Ocean Trails CLO, Series 2022-12A, Class A2, (3-month USD CME Term SOFR + 1.80%) 7.216% 7/20/2035[1,3,4]		8,000	7,890
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.777% 7/20/2031[1,3,4]		10,147	10,146
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.668% 4/10/2033[1,3,4]		2,000	1,994
OCP CLO, Ltd., Series 2023-29, Class C, (3-month USD CME Term SOFR + 3.10%) 8.43% 1/20/2035[1,3,4]		1,800	1,805
OCP CLO, Ltd., Series 2023-29, Class D, (3-month USD CME Term SOFR + 5.00%) 10.33% 1/20/2035[1,3,4]		3,000	3,011
OCP CLO, Ltd., Series 2023-28, Class D, (3-month USD CME Term SOFR + 5.35%) 10.77% 7/16/2036[1,3,4]		500	509
Octagon 64, Ltd., CLO, Series 2022-1A, Class B1, (3-month USD CME Term SOFR + 2.10%) 7.512% 7/21/2037[1,3,4]		1,000	1,003
Octagon Investment Partners 48, Ltd., CLO, Series 2020-3, Class DR, (3-month USD CME Term SOFR + 3.362%) 8.777% 10/20/2034[1,3,4]		250	242
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,4]		15,641	15,305
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[1,4]		700	683
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,4]		2,565	2,449
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,4]		10,824	10,116
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD CME Term SOFR + 1.262%) 6.641% 11/25/2028[1,3,4]		2,315	2,318
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.577% 4/20/2029[1,3,4]		967	967
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.431% 5/20/2029[1,3,4]		442	440
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.477% 7/20/2029[1,3,4]		2,681	2,675

68	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.455% 10/15/2029[1,3,4]	USD	7,922	$7,904
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 7.055% 10/15/2029[1,3,4]		856	851
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.444% 4/15/2030[1,3,4]		9,083	9,053
Palmer Square Loan Funding, CLO, Series 2022-2A, Class A1, (3-month USD CME Term SOFR + 1.27%) 6.664% 10/15/2030[1,3,4]		333	332
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 7.214% 4/15/2031[1,3,4]		4,059	4,062
Palmer Square Loan Funding, CLO, Series 2018-2, Class A1A, (3-month USD CME Term SOFR + 1.362%) 6.755% 7/16/2031[1,3,4]		4,629	4,633
Palmer Square Loan Funding, CLO, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.70%) 6.812% 7/20/2031[1,3,4]		12,000	12,016
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.148% 7/24/2031[1,3,4]		4,117	4,124
Palmer Square Loan Funding, CLO, Series 2022-4, Class C, (3-month USD CME Term SOFR + 4.50%) 9.898% 7/24/2031[1,3,4]		3,000	3,009
Parallel, Ltd., Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.482%) 6.897% 7/20/2034[1,3,4]		5,000	4,984
Park Blue CLO, Ltd., Series 2022-1, Class A1, (3-month USD CME Term SOFR + 2.45%) 7.866% 10/20/2034[1,3,4]		1,500	1,507
PFS Financing Corp., Series 2021-B, Class A, 0.775% 8/17/2026[1,4]		35,117	34,031
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,4]		4,297	4,224
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[1,4]		862	845
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.488% 8/16/2027[1,3,4]		10,757	10,766
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,4]		12,000	12,184
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,4]		35,047	35,241
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,4]		6,434	6,514
Pikes Peak CLO, Series 2022-11, Class A2, (3-month USD CME Term SOFR + 2.20%) 7.578% 7/25/2034[1,3,4]		7,000	7,016
Post CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.462%) 6.855% 10/15/2034[1,3,4]		3,050	3,036
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,4]		2,482	2,481
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.72% 7/25/2051[1,3,4]		1,827	1,813
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[1,4]		3,290	3,300
Regatta VI Funding, Ltd., CLO, Series 2016-1, Class AR2, (3-month USD CME Term SOFR + 1.422%) 6.837% 4/20/2034[1,3,4]		3,000	2,996
Regatta XVI Funding, Ltd., Series 2019-2, Class D, (3-month USD CME Term SOFR + 4.162%) 9.555% 1/15/2033[1,3,4]		2,000	1,994
Regatta XXII Funding, Ltd., Series 2022-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 7.916% 7/20/2035[1,3,4]		3,500	3,504
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,4]		4,153	4,113
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD CME Term SOFR + 0.244%) 5.60% 5/25/2036[1,3]		4	4
Rockford Tower CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.262%) 8.677% 7/20/2034[1,3,4]		2,002	1,931
Rockford Tower CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.10%) 7.516% 7/20/2035[1,3,4]		10,000	10,025
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[1]		686	687
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[1]		1,886	1,887
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[1]		777	776
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[1]		79	78
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]		6,249	6,177
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]		557	557
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[1]		4,737	4,695
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]		7,017	6,760
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[1]		3,764	3,731
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]		7,003	6,693
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[1]		12,738	12,797
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]		1,309	1,316
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]		5,650	5,611
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]		5,490	5,549
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028[1]		7,609	7,650

The Bond Fund of America	69

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[1]	USD	5,270	$5,362
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028[1]		3,536	3,590
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]		5,663	5,580
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]		4,624	4,561
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]		4,957	5,029
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]		3,968	3,939
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[1]		5,960	6,042
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]		2,368	2,415
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,4]		13,526	13,552
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,4]		4,569	4,619
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,4]		2,641	2,680
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[1,4]		2,244	2,263
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[1,4]		3,578	3,597
Signal Peak CLO, LLC, Series 2015-1, (3-month USD CME Term SOFR + 1.242%) 6.657% 4/20/2029[1,3,4]		733	732
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,4]		15,182	13,151
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,4]		2,795	2,354
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,4]		3,829	3,853
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.888% 11/15/2052[1,3,4]		2,971	2,977
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,4]		4,303	3,770
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,4]		12,074	10,436
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.735% 4/15/2030[1,3,4]		1,311	1,311
Sound Point CLO, Ltd., Series 2020-3, Class D, (3-month USD CME Term SOFR + 3.912%) 9.29% 1/25/2032[1,3,4]		2,500	2,435
Sound Point CLO, Ltd., Series 2021-1, Class C1, (3-month USD CME Term SOFR + 2.562%) 7.94% 4/25/2034[1,3,4]		2,000	1,950
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,4]		16,706	15,335
Steele Creek CLO, Ltd., Series 2019-2, Class D, (3-month USD CME Term SOFR + 4.612%) 10.005% 7/15/2032[1,3,4]		3,000	2,916
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,4]		1,776	1,513
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,4]		3,989	3,669
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,4]		5,321	4,856
Stratus Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.062%) 6.477% 12/29/2029[1,3,4]		268	267
Stratus Static CLO, Ltd., Series 2022-1, Class A, (3-month USD CME Term SOFR + 1.75%) 7.166% 7/20/2030[1,3,4]		7,990	7,991
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.566% 10/20/2031[1,3,4]		11,177	11,179
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 8.466% 10/20/2031[1,3,4]		11,033	11,056
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,4]		9,679	9,014
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.616% 4/20/2035[1,3,4]		23,500	23,520
Sycamore Tree CLO, Ltd., Series 2023-4, Class D, (3-month USD CME Term SOFR + 5.55%) 10.889% 10/20/2036[1,3,4]		2,000	2,040
Symphony CLO, Ltd., Series 2020-24, Class D, (3-month USD CME Term SOFR + 3.662%) 9.074% 1/23/2032[1,3,4]		1,250	1,232
Symphony CLO, Ltd., Series 2023-39, Class B, (3-month USD CME Term SOFR + 2.30%) 7.712% 4/25/2034[1,3,4]		3,000	3,007
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.47% 10/25/2029[1,3,4]		1,813	1,805
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		42,659	43,484
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,4]		15,241	13,853
TCW Gem, Ltd., CLO, Series 2020-1, Class DRR, (3-month USD CME Term SOFR + 3.662%) 9.077% 4/20/2034[1,3,4]		750	706
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,4]		11,750	10,978
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[1,4]		4,726	4,525
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,4]		9,989	9,053
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,4]		25,942	23,192
TICP CLO, Ltd., Series 2019-14, Class A1R, (3-month USD CME Term SOFR + 1.342%) 6.757% 10/20/2032[1,3,4]		1,000	998
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[1,4]		1,366	1,253

70	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[1,4]	USD	7,250	$7,160
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,4]		5,335	5,066
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,3,4]		27,912	25,734
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,4]		39,268	39,676
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]		2,489	2,508
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[1]		963	972
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[1,4]		11,264	11,249
Tralee CDO, Ltd., Series 2021-7, Class D, (3-month USD CME Term SOFR + 3.442%) 8.82% 4/25/2034[1,3,4]		1,000	956
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 7.08% 1/25/2036[1,3,4]		45,000	44,992
Trimaran Advisors CAVU, CLO, Series 2019-2, Class C, (3-month USD CME Term SOFR + 4.982%) 10.377% 11/26/2032[1,3,4]		1,265	1,270
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 11.263% 7/20/2036[1,3,4]		1,500	1,509
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,4]		12,018	10,698
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,4]		11,127	9,712
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,4]		884	762
TSTAT 2022-1, Ltd., Series 2022-1, Class A2R, (3-month USD CME Term SOFR + 1.90%) 7.28% 7/20/2031[1,3,4]		14,971	14,997
TSTAT 2022-1, Ltd., Series 2022-1, Class BR, (3-month USD CME Term SOFR + 2.35%) 7.73% 7/20/2031[1,3,4]		21,000	21,052
TSTAT 2022-1, Ltd., Series 2022-1, Class CR, (3-month USD CME Term SOFR + 2.85%) 8.23% 7/20/2031[1,3,4]		2,500	2,509
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 7.046% 10/20/2034[1,3,4]		10,000	10,003
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 6.631% 9/7/2030[1,3,4]		1,264	1,262
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 6.727% 7/18/2031[1,3,4]		1,480	1,478
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[1,6]		2,425	2,426
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]		8,677	8,654
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,4]		21,370	21,550
Vibrant CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.302%) 6.717% 9/15/2030[1,3,4]		2,998	2,996
Vibrant CLO, Ltd., Series 2023-16, Class A2, (3-month USD CME Term SOFR + 2.80%) 8.194% 4/15/2036[1,3,4]		2,000	2,006
Wellfleet CLO, Ltd., Series 2022-1, Class A2, (3-month USD CME Term SOFR + 1.95%) 7.344% 4/15/2034[1,3,4]		5,000	4,910
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 8.253% 4/15/2034[1,3,4]		1,100	1,102
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[1,4]		30	30
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[1,4]		107	106
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[1,4]		8,060	7,933
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[1,4]		2,032	2,030
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[1,4]		13,309	13,075
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,4]		950	950
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,4]		8,825	8,397
Westlake Automobile Receivables Trust, Series 2023-4, Class A2, 6.23% 1/15/2027[1,4]		12,426	12,497
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,4]		12,615	12,658
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[1,4]		5,523	5,328
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,4]		21,780	21,899
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,4]		5,950	5,961
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[1,4]		4,531	4,551
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[1,4]		993	991
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,4]		1,062	1,057
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,4]		2,059	2,053
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,4]		13,431	13,503
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,4]		15,698	15,762
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028[1,4]		4,024	4,074
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,4]		8,740	8,752
Wind River CLO, Ltd., Series 2021-3A, Class A, (3-month USD CME Term SOFR + 1.412%) 6.827% 7/20/2033[1,3,4]		311	309
Wind River CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.25%) 7.644% 1/15/2035[1,3,4]		2,000	1,927

The Bond Fund of America	71

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Wind River CLO, Ltd., Series 2022-1A, Class A, (3-month USD CME Term SOFR + 1.53%) 6.946% 7/20/2035[1,3,4]	USD	5,000	$4,991
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[1]		8,349	8,363
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]		2,033	2,051
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]		1,626	1,640
			4,088,037

Bonds & notes of governments & government agencies outside the U.S. 0.87%
Asian Development Bank 4.125% 9/27/2024		7,629	7,577
Asian Development Bank 1.50% 10/18/2024		15,979	15,550
Asian Development Bank 2.50% 11/2/2027		3,451	3,264
Asian Development Bank 2.75% 1/19/2028		3	3
Asian Development Bank 3.875% 9/28/2032		1,768	1,744
British Columbia (Province of) 4.20% 7/6/2033		24,796	24,491
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[4]		10,000	9,653
Colombia (Republic of) 7.50% 2/2/2034		17,480	18,494
CPPIB Capital, Inc. 0.50% 9/16/2024[4]		3,887	3,765
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 5.38% 3/11/2026[3,4]		6,621	6,754
CPPIB Capital, Inc. 0.875% 9/9/2026[4]		8,156	7,457
Development Bank of Japan, Inc. 1.75% 2/18/2025[4]		6,928	6,684
Development Bank of Japan, Inc. 1.25% 10/20/2026[4]		8,230	7,544
Development Bank of Japan, Inc. 1.75% 10/20/2031[4]		3,068	2,548
Dominican Republic 7.05% 2/3/2031[4]		4,690	4,936
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR	77,550	79,127
Greece (Hellenic Republic of) 0.75% 6/18/2031		68,950	65,200
Greece (Hellenic Republic of) 4.25% 6/15/2033		176,100	213,421
Indonesia (Republic of) 6.625% 2/15/2034	IDR	83,964,000	5,458
Indonesia (Republic of), Series 96, 7.00% 2/15/2033		309,196,000	20,824
Indonesia (Republic of), Series 68, 8.375% 3/15/2034		377,840,000	27,447
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028	USD	8,528	8,953
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028[4]		1,867	1,960
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030		8,000	8,080
Indonesia Asahan Aluminium (Persero) PT 6.757% 11/15/2048[4]		655	698
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050		3,000	2,918
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[4]		2,690	2,617
Inter-American Development Bank 4.50% 5/15/2026		11,746	11,823
Inter-American Development Bank 1.125% 7/20/2028		1	1
International Bank for Reconstruction and Development 1.625% 1/15/2025		4	4
International Bank for Reconstruction and Development 0.75% 3/11/2025		4,974	4,750
Japan Bank for International Cooperation 2.875% 4/14/2025		5,488	5,353
Japan Bank for International Cooperation 1.875% 4/15/2031		6,576	5,552
KfW 5.125% 9/29/2025		22,405	22,657
OMERS Finance Trust 3.50% 4/19/2032[4]		3,470	3,201
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[4]		7,433	6,778
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[4]		4,279	4,102
Ontario Teachers’ Finance Trust 2.00% 4/16/2031[4]		6,787	5,735
Panama (Republic of) 3.75% 4/17/2026		22,039	20,762
Panama (Republic of) 2.252% 9/29/2032		1,462	1,070
Peru (Republic of) 2.783% 1/23/2031		18,960	16,558
PETRONAS Capital, Ltd. 3.50% 4/21/2030[4]		4,450	4,181
PETRONAS Capital, Ltd. 4.55% 4/21/2050[4]		5,695	5,242
PSP Capital, Inc. 1.625% 10/26/2028[4]		6,054	5,371
Swedish Export Credit Corp. 3.625% 9/3/2024		4,489	4,439
United Mexican States 4.875% 5/19/2033		390	377
United Mexican States 6.35% 2/9/2035		743	780
United Mexican States 5.00% 4/27/2051		5,100	4,440
United Mexican States 4.40% 2/12/2052		229	182
United Mexican States 6.338% 5/4/2053		7,175	7,322
United Mexican States 3.75% 4/19/2071		465	312
			698,159

72	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals 0.43%
California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 2.746% 6/1/2034	USD	2,685	$2,265

Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 11/15/2045		475	473

Illinois 0.33%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029		14,400	14,432
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039		57,980	54,947
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040		5,770	5,534
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025		13,760	12,657
G.O. Bonds, Series 2019-A, 5.70% 4/1/2031		7,530	7,721
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		161,540	159,991
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035		5,285	5,540
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 4.87% 5/15/2050 (put 5/15/2025)[3]		6,275	6,258
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046		310	309
			267,389

Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 7/1/2046		250	250

Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 1/1/2033		435	435

Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 11/15/2035		320	318

Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 9/1/2044		245	244

Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 6/1/2042		150	149

Michigan 0.01%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047		4,185	4,144

Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 1/1/2041		95	95
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045		1,295	1,291
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046		790	784
			2,170

The Bond Fund of America	73

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038	USD	265	$264

Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 9/1/2045		140	140
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046		990	981
			1,121

New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029		4,400	4,757

New York 0.00%
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 10/1/2030		365	363

Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		24,000	21,039

South Carolina 0.00%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036		295	294
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 7/1/2041		700	699
			993

Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045		425	422
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 7/1/2043		25	25
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 7/1/2045		745	742
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046		1,100	1,095
			2,284

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		8,155	6,146

Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045		385	384

Wisconsin 0.04%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 9/1/2045		290	289
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046		585	580
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		28,425	26,931
			27,800

Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 6/1/2045		70	70

Total municipals			343,058

74	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Federal agency bonds & notes 0.03%
Fannie Mae 1.625% 1/7/2025		USD	7	$7
Federal Farm Credit Banks 1.60% 7/13/2033			1,957	1,549
Korea Gas Corp. 3.875% 2/12/2024			12,000	11,980
Korea National Oil Corp. 3.25% 7/10/2024			2,000	1,979
Korea National Oil Corp. 2.125% 4/18/2027			2,069	1,906
Korea National Oil Corp. 2.625% 4/18/2032			3,000	2,538
Tennessee Valley Authority 3.875% 3/15/2028			1,734	1,727
				21,686

Preferred securities 0.00%
Huntington Bancshares, Inc., Series F, 5.625% preferred depositary shares (10-year UST Yield Curve Rate T Note Constant Maturity + 4.945% on 7/15/2030)[6]			1,476	1,340

Total bonds, notes & other debt instruments (cost: $78,853,846,000)				77,417,068

Common stocks 0.04%		Shares
Health care 0.04%
Rotech Healthcare, Inc.[7,11,14]			342,069	35,917

Consumer discretionary 0.00%
NMG Parent, LLC[14]			4,595	505
MYT Holding Co., Class B7,14			521,407	391
				896

Energy 0.00%
Constellation Oil Services Holding SA, Class B-1[7,14]			1,568,158	220

Total common stocks (cost: $16,909,000)				37,033

Preferred securities 0.01%
Financials 0.01%
CoBank, ACB, Class E, 6.848% noncumulative preferred shares[3,4]			6,250	4,969

Total preferred securities (cost: $5,820,000)				4,969

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[14]			18,410	147

Total rights & warrants (cost: $111,000)				147

Short-term securities 16.00%
Money market investments 15.99%
Capital Group Central Cash Fund 5.44%[15,16]			128,980,578	12,896,768

Weighted average yield at acquisition		Principal amount (000)
U.S. Treasury bills 0.01%
U.S. Treasury bill 8/8/2024	5.080%	USD	8,000	7,770

Total short-term securities (cost: $12,904,209,000)				12,904,538
Total investment securities 112.05% (cost: $91,780,895,000)				90,363,755
Other assets less liabilities (12.05)%				(9,719,534)

Net assets 100.00%				$80,644,221

The Bond Fund of America	75

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2023 (000)
30 Day Federal Funds Futures	Short	184	5/1/2024	USD(72,785)	$(54)
3 Month SOFR Futures	Short	36,271	3/20/2024	(8,581,945)	1,672
3 Month SOFR Futures	Long	1,655	3/19/2025	398,317	3,776
2 Year U.S. Treasury Note Futures	Long	56,843	4/3/2024	11,704,773	96,087
5 Year U.S. Treasury Note Futures	Long	120,840	4/3/2024	13,144,182	258,071
10 Year French Government Bond Futures	Long	3,255	3/11/2024	472,562	16,498
10 Year Euro-Bund Futures	Short	3,098	3/11/2024	(469,297)	(13,885)
10 Year Japanese Government Bond Futures	Short	774	3/20/2024	(805,344)	(2,807)
10 Year U.S. Treasury Note Futures	Long	53,814	3/28/2024	6,075,096	141,856
10 Year Ultra U.S. Treasury Note Futures	Short	1,728	3/28/2024	(203,931)	174
20 Year U.S. Treasury Bond Futures	Short	24,967	3/28/2024	(3,119,315)	(216,580)
30 Year Ultra U.S. Treasury Bond Futures	Long	22,624	3/28/2024	3,022,425	266,705
					$551,513

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2023 (000)
USD	5,630	EUR	5,202	Citibank	1/8/2024	$(116)
USD	6,724	MXN	116,925	Goldman Sachs	1/8/2024	(150)
USD	11,190	EUR	10,388	Bank of America	1/8/2024	(282)
USD	86,795	EUR	80,350	Citibank	1/9/2024	(1,947)
USD	8,402	EUR	7,650	Standard Chartered Bank	1/22/2024	(52)
USD	432,202	EUR	395,035	Bank of America	1/22/2024	(4,346)
USD	3,749	AUD	5,581	Citibank	1/23/2024	(57)
USD	14,516	GBP	11,473	Standard Chartered Bank	1/23/2024	(110)
USD	81,371	AUD	120,536	Goldman Sachs	1/23/2024	(840)
						$(7,900)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	12/31/2023 (000)	(received) (000)	at 12/31/2023 (000)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD456,892	$(118)	$—	$(118)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	669,408	(171)	—	(171)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	913,700	(235)	—	(235)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	171,500	(1,383)	—	(1,383)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	461,406	(3,660)	—	(3,660)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	498,594	(3,950)	—	(3,950)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	26,567	(219)	—	(219)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	125,900	(1,051)	—	(1,051)
4.912%	Annual	SOFR	Annual	8/24/2025	360,000	3,508	—	3,508
4.8189%	Annual	SOFR	Annual	8/25/2025	360,000	2,981	—	2,981
4.8195%	Annual	SOFR	Annual	9/1/2025	299,992	2,589	—	2,589
4.9035%	Annual	SOFR	Annual	9/14/2025	300,008	3,170	—	3,170
4.4555%	Annual	SOFR	Annual	12/6/2025	696,111	4,372	—	4,372
4.28%	Annual	SOFR	Annual	2/29/2028	37,150	980	—	980
4.269%	Annual	SOFR	Annual	2/29/2028	37,100	963	—	963

76	The Bond Fund of America

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium Paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		12/31/2023 (000)	(received) (000)	at 12/31/2023 (000)
3.998%	Annual	SOFR	Annual	12/4/2028	USD	291,102	$5,893	$—	$5,893
SOFR	Annual	3.2915%	Annual	1/12/2033		30,370	437	—	437
SOFR	Annual	4.15%	Annual	5/15/2033		18,560	(992)	—	(992)
SOFR	Annual	4.1615%	Annual	5/15/2033		18,600	(1,012)	—	(1,012)
4.0135%	Annual	SOFR	Annual	8/21/2033		26,800	1,158	—	1,158
SOFR	Annual	4.061%	Annual	8/24/2033		83,000	(3,909)	—	(3,909)
SOFR	Annual	3.9519%	Annual	8/25/2033		83,000	(3,173)	—	(3,173)
SOFR	Annual	3.8275%	Annual	9/1/2033		68,300	(1,923)	—	(1,923)
SOFR	Annual	3.997%	Annual	9/14/2033		68,700	(2,893)	—	(2,893)
SOFR	Annual	3.41%	Annual	7/28/2045		319,700	2,846	—	2,846
							$4,208	$—	$4,208

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 12/31/2023 (000)		Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2023 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD462,500			$(8,988)	$(6,011)	$(2,977)

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	[17]	Value at 12/31/2023 (000)	[18]	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2023 (000)
5.00%	Quarterly	CDX.NA.HY.41	12/20/2028	USD260,370		$15,186		$1,816	$13,370

Investments in affiliates16

	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Short-term securities 15.99%
Money market investments 15.99%
Capital Group Central Cash Fund 5.44%[15]	$9,990,291	$35,513,110	$32,606,916	$1,526	$(1,243)	$12,896,768	$647,639

The Bond Fund of America	77

Restricted securities11

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[7,14]	9/26/2013	$12,646	$35,917	.04%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7]	12/6/2022	6,580	6,599	.01
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7]	12/6/2022	1,050	1,053	.00	[19]
Modec Finance BV 7.84% 7/15/2026[7]	7/28/2023	5,000	5,027	.01
Ste Transcore Holdings, Inc. 3.375% 5/5/2027	6/26/2023	2,887	2,893	.00	[19]
Total		$28,163	$51,489	.06%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,367,976,000, which represented 12.86% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $9,498,000, which represented .01% of the net assets of the fund.
[11]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $51,489,000, which represented .06% of the net assets of the fund.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $470,865,000, which represented .58% of the net assets of the fund.
[13]	Index-linked bond whose principal amount moves with a government price index.
[14]	Security did not produce income during the last 12 months.
[15]	Rate represents the seven-day yield at 12/31/2023.
[16]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[19]	Amount less than .01%.

Key to abbreviation(s)

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

AUD = Australian dollars

Auth. = Authority

BBSW = Bank Bill Swap Rate

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dept. = Department

Dev. = Development

Econ. = Economic

EFFR = Effective Federal Funds Rate

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

GBP = British pounds

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

78	The Bond Fund of America

Financial statements

Statement of assets and liabilities
at December 31, 2023	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $78,884,437)	$77,466,987
Affiliated issuers (cost: $12,896,458)	12,896,768	$90,363,755
Cash		6,499
Receivables for:
Sales of investments	10,094,462
Sales of fund’s shares	205,522
Dividends and interest	617,532
Variation margin on futures contracts	29,221
Variation margin on centrally cleared swap contracts	5,649
Other	221	10,952,607
		101,322,861
Liabilities:
Unrealized depreciation on open forward currency contracts		7,900
Payables for:
Purchases of investments	20,513,434
Repurchases of fund’s shares	103,068
Dividends on fund’s shares	6,302
Investment advisory services	13,492
Services provided by related parties	11,059
Trustees’ deferred compensation	727
Variation margin on futures contracts	19,131
Variation margin on centrally cleared swap contracts	3,157
Other	370	20,670,740
Net assets at December 31, 2023		$80,644,221

Net assets consist of:
Capital paid in on shares of beneficial interest		$91,156,829
Total distributable earnings (accumulated loss)		(10,512,608)
Net assets at December 31, 2023		$80,644,221

Refer to the notes to financial statements.

The Bond Fund of America	79

Financial statements (continued)

Statement of assets and liabilities
at December 31, 2023 (continued)
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (7,017,996 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$25,198,741	2,192,899	$11.49
Class C	430,196	37,437	11.49
Class T	9	1	11.49
Class F-1	715,893	62,300	11.49
Class F-2	25,329,202	2,204,252	11.49
Class F-3	9,375,142	815,864	11.49
Class 529-A	1,181,004	102,776	11.49
Class 529-C	39,749	3,459	11.49
Class 529-E	32,782	2,853	11.49
Class 529-T	11	1	11.49
Class 529-F-1	9	1	11.49
Class 529-F-2	168,156	14,634	11.49
Class 529-F-3	9	1	11.49
Class R-1	50,229	4,371	11.49
Class R-2	312,544	27,199	11.49
Class R-2E	36,284	3,157	11.49
Class R-3	522,658	45,484	11.49
Class R-4	510,498	44,426	11.49
Class R-5E	182,980	15,924	11.49
Class R-5	302,653	26,338	11.49
Class R-6	16,255,472	1,414,619	11.49

Refer to the notes to financial statements.

80	The Bond Fund of America

Financial statements (continued)

Statement of operations
for the year ended December 31, 2023
(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $119)	$2,638,703
Dividends (includes $647,639 from affiliates)	648,128	$3,286,831
Fees and expenses*:
Investment advisory services	150,802
Distribution services	77,256
Transfer agent services	62,923
Administrative services	22,676
529 plan services	821
Reports to shareholders	2,386
Registration statement and prospectus	1,995
Trustees’ compensation	233
Auditing and legal	104
Custodian	296
Other	99
Total fees and expenses before waiver	319,591
Less waiver of fees and expenses:
Investment advisory services waiver	358
Total fees and expenses after waiver		319,233
Net investment income		2,967,598

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $114):
Unaffiliated issuers	(3,174,980)
Affiliated issuers	1,526
Futures contracts	(1,371,460)
Forward currency contracts	13,064
Swap contracts	153,624
Currency transactions	(1,280)	(4,379,506)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	4,689,621
Affiliated issuers	(1,243)
Futures contracts	602,081
Forward currency contracts	(32,653)
Swap contracts	(151,947)
Currency translations	155	5,106,014
Net realized gain (loss) and unrealized appreciation (depreciation)		726,508

Net increase (decrease) in net assets resulting from operations		$3,694,106

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

The Bond Fund of America	81

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Year ended December 31,
	2023	2022
Operations:
Net investment income	$2,967,598	$1,976,697
Net realized gain (loss)	(4,379,506)	(5,079,909)
Net unrealized appreciation (depreciation)	5,106,014	(6,961,755)
Net increase (decrease) in net assets resulting from operations	3,694,106	(10,064,967)

Distributions paid or accrued to shareholders	(2,898,001)	(2,071,532)

Net capital share transactions	8,686,785	3,731,382

Total increase (decrease) in net assets	9,482,890	(8,405,117)

Net assets:
Beginning of year	71,161,331	79,566,448
End of year	$80,644,221	$71,161,331

Refer to the notes to financial statements.

82	The Bond Fund of America

Notes to financial statements

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

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Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

84	The Bond Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$32,364,188	$9,841	$32,374,029
Corporate bonds, notes & loans	—	23,876,817	5,027	23,881,844
U.S. Treasury bonds & notes	—	16,008,915	—	16,008,915
Asset-backed obligations	—	4,029,902	58,135	4,088,037
Bonds & notes of governments & government agencies outside the U.S.	—	698,159	—	698,159
Municipals	—	343,058	—	343,058
Federal agency bonds & notes	—	21,686	—	21,686
Preferred securities	—	1,340	—	1,340
Common stocks	—	505	36,528	37,033
Preferred securities	—	4,969	—	4,969
Rights & warrants	—	147	—	147
Short-term securities	12,896,768	7,770	—	12,904,538
Total	$12,896,768	$77,357,456	$109,531	$90,363,755

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	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$784,839	$—	$—	$784,839
Unrealized appreciation on centrally cleared interest rate swaps	—	28,897	—	28,897
Unrealized appreciation on centrally cleared credit default swaps	—	13,370	—	13,370
Liabilities:
Unrealized depreciation on futures contracts	(233,326)	—	—	(233,326)
Unrealized depreciation on open forward currency contracts	—	(7,900)	—	(7,900)
Unrealized depreciation on centrally cleared interest rate swaps	—	(24,689)	—	(24,689)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,977)	—	(2,977)
Total	$551,513	$6,701	$—	$558,214

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

86	The Bond Fund of America

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

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Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract

88	The Bond Fund of America

is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $48,449,530,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $750,677,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

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Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $5,100,555,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $692,618,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$784,839	Unrealized depreciation*	$233,326
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	Unrealized depreciation on open forward currency contracts	7,900
Swap (centrally cleared)	Interest	Unrealized appreciation*	28,897	Unrealized depreciation*	24,689
Swap (centrally cleared)	Credit	Unrealized appreciation*	13,370	Unrealized depreciation*	2,977
			$827,106		$268,892

Refer to the end of the table for footnote.

90	The Bond Fund of America

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,371,460)	Net unrealized appreciation on futures contracts	$602,081
Forward currency	Currency	Net realized gain on forward currency contracts	13,064	Net unrealized depreciation on forward currency contracts	(32,653)
Swap	Interest	Net realized gain on swap contracts	183,465	Net unrealized depreciation on swap contracts	(171,726)
Swap	Credit	Net realized loss on swap contracts	(29,841)	Net unrealized appreciation on swap contracts	19,779
			$(1,204,772)		$417,481

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2023, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Liabilities:
Bank of America	$4,628	$—	$(4,628)	$—	$—
Citibank	2,120	—	(2,120)	—	—
Goldman Sachs	990	—	(990)	—	—
Standard Chartered Bank	162	—	(162)	—	—
Total	$7,900	$—	$(7,900)	$—	$—

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Bond Fund of America	91

As of and during the year ended December 31, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2023, the fund reclassified $20,546,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of December 31, 2023, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$125,581
Capital loss carryforward*	(9,061,001)
Gross unrealized appreciation on investments	1,401,972
Gross unrealized depreciation on investments	(2,876,610)
Net unrealized appreciation (depreciation) on investments	(1,474,638)
Cost of investments	92,400,802

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

92	The Bond Fund of America

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2023					Year ended December 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$883,797		$—	$883,797		$672,348		$32,609		$704,957
Class C	12,956		—	12,956		10,275		705		10,980
Class T	—	†	—	—	†	—	†	—	†	—	†
Class F-1	27,805		—	27,805		21,766		1,065		22,831
Class F-2	890,734		—	890,734		543,800		23,306		567,106
Class F-3	348,579		—	348,579		217,380		8,833		226,213
Class 529-A	41,402		—	41,402		32,109		1,605		33,714
Class 529-C	1,170		—	1,170		951		69		1,020
Class 529-E	1,121		—	1,121		906		49		955
Class 529-T	1		—	1		—	†	—	†	—	†
Class 529-F-1	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-2	6,067		—	6,067		4,426		198		4,624
Class 529-F-3	—	†	—	—	†	—	†	—	†	—	†
Class R-1	1,166		—	1,166		701		47		748
Class R-2	9,070		—	9,070		6,235		428		6,663
Class R-2E	1,135		—	1,135		795		47		842
Class R-3	17,232		—	17,232		12,926		711		13,637
Class R-4	18,011		—	18,011		13,148		632		13,780
Class R-5E	6,650		—	6,650		4,159		188		4,347
Class R-5	11,301		—	11,301		8,984		395		9,379
Class R-6	619,804		—	619,804		431,640		18,096		449,736
Total	$2,898,001		$—	$2,898,001		$1,982,549		$88,983		$2,071,532

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.105% on such assets in excess of $76 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. During the year ended December 31, 2023, CRMC waived investment advisory services fees of $358,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $150,802,000, which were equivalent to an annualized rate of 0.200% of average daily net assets, were reduced to $150,444,000, which were equivalent to an annualized rate of 0.199% of average daily net assets.

The Bond Fund of America	93

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2023, unreimbursed expenses subject to reimbursement totaled $6,295,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2023, the 529 plan services fees were $821,000, which were equivalent to 0.059% of the average daily net assets of each 529 share class.

94	The Bond Fund of America

For the year ended December 31, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$60,828	$31,617		$7,299		Not applicable
Class C	4,486	588		135		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,907	1,274		233		Not applicable
Class F-2	Not applicable	24,763		6,809		Not applicable
Class F-3	Not applicable	108		2,599		Not applicable
Class 529-A	2,719	1,412		346		$685
Class 529-C	415	52		12		25
Class 529-E	164	17		10		20
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	45		46		91
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	394	38		12		Not applicable
Class R-2	2,338	1,078		94		Not applicable
Class R-2E	212	72		11		Not applicable
Class R-3	2,565	771		154		Not applicable
Class R-4	1,228	484		147		Not applicable
Class R-5E	Not applicable	259		51		Not applicable
Class R-5	Not applicable	150		86		Not applicable
Class R-6	Not applicable	195		4,632		Not applicable
Total class-specific expenses	$77,256	$62,923		$22,676		$821

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $233,000 in the fund’s statement of operations reflects $175,000 in current fees (either paid in cash or deferred) and a net increase of $58,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

The Bond Fund of America	95

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Issued in connection with the merger of Capital Group Core Bond Fund		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2023

Class A	$3,828,344	338,385			$873,059		77,347		$(3,831,974)	(339,734)	$869,429	75,998
Class C	86,914	7,676			12,765		1,130		(159,895)	(14,147)	(60,216)	(5,341)
Class T	—	—			—		—		—	—	—	—
Class F-1	169,608	14,908			27,043		2,394		(279,106)	(24,936)	(82,455)	(7,634)
Class F-2	11,415,382	1,013,267			865,350		76,717		(7,198,670)	(641,816)	5,082,062	448,168
Class F-3	3,522,646	310,896			345,753		30,644		(2,444,812)	(216,986)	1,423,587	124,554
Class 529-A	211,987	18,740			41,262		3,655		(240,280)	(21,245)	12,969	1,150
Class 529-C	14,579	1,288			1,164		103		(21,174)	(1,871)	(5,431)	(480)
Class 529-E	6,420	567			1,114		99		(9,550)	(842)	(2,016)	(176)
Class 529-T	—	—			—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—			—	†	—	†	—	—	— †	— †
Class 529-F-2	44,944	3,975			6,045		536		(31,423)	(2,779)	19,566	1,732
Class 529-F-3	—	—			—	†	—	†	—	—	— †	— †
Class R-1	20,036	1,828			1,164		103		(8,838)	(785)	12,362	1,146
Class R-2	69,055	6,092			9,004		798		(87,036)	(7,699)	(8,977)	(809)
Class R-2E	11,759	1,047			1,131		100		(11,369)	(1,010)	1,521	137
Class R-3	128,988	11,395			17,082		1,513		(146,452)	(12,957)	(382)	(49)
Class R-4	142,225	12,532			17,866		1,583		(130,594)	(11,531)	29,497	2,584
Class R-5E	72,143	6,382			6,608		586		(47,067)	(4,231)	31,684	2,737
Class R-5	58,266	5,192			11,245		996		(53,497)	(4,722)	16,014	1,466
Class R-6	3,433,312	302,499			617,591		54,701		(2,703,332)	(238,396)	1,347,571	118,804
Total net increase (decrease)	$23,236,608	2,056,669			$2,855,246		253,005		$(17,405,069)	(1,545,687)	$8,686,785	763,987

Refer to the end of the table for footnotes.

96	The Bond Fund of America

	Sales*		Issued in connection with the merger of Capital Group Core Bond Fund		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2022

Class A	$2,802,059	232,234	$—	—	$697,441		58,445		$(5,156,600)	(430,054)	$(1,657,100)	(139,375)
Class C	82,137	6,785	—	—	10,896		913		(223,685)	(18,505)	(130,652)	(10,807)
Class T	—	—	—	—	—		—		—	—	—	—
Class F-1	216,444	18,247	—	—	22,239		1,864		(307,581)	(25,703)	(68,898)	(5,592)
Class F-2	10,281,657	859,458	—	—	553,366		46,464		(8,286,236)	(689,855)	2,548,787	216,067
Class F-3	3,206,936	266,296	482,759	41,769	224,558		18,863		(2,734,209)	(228,377)	1,180,044	98,551
Class 529-A	141,506	11,670	—	—	33,719		2,824		(277,394)	(22,939)	(102,169)	(8,445)
Class 529-C	11,658	963	—	—	1,020		86		(28,197)	(2,329)	(15,519)	(1,280)
Class 529-E	4,040	332	—	—	952		80		(10,044)	(832)	(5,052)	(420)
Class 529-T	—	—	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	29,657	2,451	—	—	4,607		386		(37,653)	(3,121)	(3,389)	(284)
Class 529-F-3	—	—	—	—	—	†	—	†	—	—	— †	— †
Class R-1	9,092	751	—	—	747		63		(8,541)	(710)	1,298	104
Class R-2	68,487	5,664	—	—	6,621		557		(107,121)	(8,786)	(32,013)	(2,565)
Class R-2E	10,645	871	—	—	837		70		(15,116)	(1,235)	(3,634)	(294)
Class R-3	111,908	9,205	—	—	13,530		1,135		(183,591)	(15,098)	(58,153)	(4,758)
Class R-4	121,051	9,950	—	—	13,746		1,152		(160,515)	(13,225)	(25,718)	(2,123)
Class R-5E	41,924	3,473	—	—	4,337		364		(31,125)	(2,577)	15,136	1,260
Class R-5	64,785	5,386	—	—	9,381		786		(110,546)	(9,151)	(36,380)	(2,979)
Class R-6	3,963,031	325,394	—	—	448,352		37,633		(2,286,589)	(190,475)	2,124,794	172,552
Total net increase (decrease)	$21,167,017	1,759,130	$482,759	41,769	$2,046,349		171,685		$(19,964,743)	(1,662,972)	$3,731,382	309,612

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $314,359,507,000 and $301,377,670,000, respectively, during the year ended December 31, 2023.

The Bond Fund of America	97

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2023	$11.38	$.42	$.10	$.52	$(.41)	$—	$(.41)	$11.49	4.70%	$25,199		.62%		.62%		3.72%
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31)	(.02)	(.33)	11.38	(12.68)	24,087		.58		.58		2.54
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.95)	30,201		.55		.55		1.36
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.71	29,570		.57		.57		1.59
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.02	23,197		.60		.60		2.35
Class C:
12/31/2023	11.38	.34	.10	.44	(.33)	—	(.33)	11.49	3.93	430		1.36		1.36		2.96
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.33)	487		1.33		1.33		1.78
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.68)	717		1.29		1.29		.60
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.90	848		1.31		1.31		.87
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.20	786		1.36		1.36		1.60
Class T:
12/31/2023	11.38	.46	.10	.56	(.45)	—	(.45)	11.49	5.03 [5]	—	[6]	.29	[5]	.29	[5]	4.04	[5]
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.47)[5]	—	[6]	.33	[5]	.33	[5]	2.78	[5]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.74)[5]	—	[6]	.33	[5]	.33	[5]	1.55	[5]
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.98 [5]	—	[6]	.34	[5]	.34	[5]	1.81	[5]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.24 [5]	—	[6]	.37	[5]	.37	[5]	2.56	[5]
Class F-1:
12/31/2023	11.38	.42	.10	.52	(.41)	—	(.41)	11.49	4.67	716		.65		.65		3.68
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30)	(.02)	(.32)	11.38	(12.71)	796		.61		.61		2.51
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,011		.59		.59		1.30
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.68	1,315		.60		.60		1.55
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	7.97	977		.64		.64		2.31
Class F-2:
12/31/2023	11.38	.45	.10	.55	(.44)	—	(.44)	11.49	4.98	25,329		.35		.35		4.02
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.46)	19,982		.33		.33		2.81
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.71)	20,613		.31		.31		1.60
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.99	16,494		.32		.32		1.81
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.28	9,415		.35		.35		2.59
Class F-3:
12/31/2023	11.38	.46	.10	.56	(.45)	—	(.45)	11.49	5.09	9,375		.24		.24		4.12
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.36)	7,866		.22		.22		2.92
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	7,934		.20		.20		1.72
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.10	4,465		.21		.21		1.90
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	2,212		.25		.24		2.70
Class 529-A:
12/31/2023	11.38	.42	.10	.52	(.41)	—	(.41)	11.49	4.66	1,181		.65		.65		3.68
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30)	(.02)	(.32)	11.38	(12.71)	1,156		.62		.62		2.51
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,473		.59		.59		1.31
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.67	1,526		.61		.61		1.54
12/31/2019	12.57	.30	.69	.99	(.29)	(.18)	(.47)	13.09	7.95	1,174		.66		.66		2.29

Refer to the end of the table for footnotes.

98	The Bond Fund of America

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2023	$11.38	$.33	$.10	$.43	$(.32)	$—	$(.32)	$11.49	3.87%	$40		1.42%		1.42%		2.90%
12/31/2022	13.39	.21	(1.99)	(1.78)	(.21)	(.02)	(.23)	11.38	(13.38)	45		1.38		1.38		1.72
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.73)	70		1.34		1.34		.56
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.85	89		1.36		1.36		.90
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.16	180		1.40		1.40		1.56
Class 529-E:
12/31/2023	11.38	.39	.10	.49	(.38)	—	(.38)	11.49	4.46	33		.84		.84		3.49
12/31/2022	13.39	.28	(1.99)	(1.71)	(.28)	(.02)	(.30)	11.38	(12.88)	34		.81		.81		2.30
12/31/2021	13.79	.15	(.31)	(.16)	(.16)	(.08)	(.24)	13.39	(1.19)	46		.79		.79		1.11
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.46	53		.80		.80		1.37
12/31/2019	12.57	.28	.69	.97	(.27)	(.18)	(.45)	13.09	7.75	46		.85		.85		2.11
Class 529-T:
12/31/2023	11.38	.45	.10	.55	(.44)	—	(.44)	11.49	4.95 [5]	—	[6]	.36	[5]	.36	[5]	3.97	[5]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.51)[5]	—	[6]	.38	[5]	.38	[5]	2.74	[5]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.78)[5]	—	[6]	.37	[5]	.37	[5]	1.52	[5]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.91 [5]	—	[6]	.39	[5]	.39	[5]	1.77	[5]
12/31/2019	12.57	.33	.69	1.02	(.32)	(.18)	(.50)	13.09	8.20 [5]	—	[6]	.42	[5]	.42	[5]	2.51	[5]
Class 529-F-1:
12/31/2023	11.38	.44	.10	.54	(.43)	—	(.43)	11.49	4.87 [5]	—	[6]	.44	[5]	.44	[5]	3.89	[5]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.53)[5]	—	[6]	.40	[5]	.40	[5]	2.71	[5]
12/31/2021	13.79	.20	(.31)	(.11)	(.21)	(.08)	(.29)	13.39	(.82)[5]	—	[6]	.41	[5]	.41	[5]	1.48	[5]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.92 [5]	—	[6]	.38	[5]	.38	[5]	1.87	[5]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.20	128		.42		.42		2.53
Class 529-F-2:
12/31/2023	11.38	.45	.10	.55	(.44)	—	(.44)	11.49	5.00	168		.33		.32		4.03
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.45)	147		.32		.32		2.81
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.73)	177		.33		.33		1.58
12/31/2020[7,8]	14.00	.03	.24	.27	(.04)	(.44)	(.48)	13.79	1.88 [9]	166		.06	[9]	.06	[9]	.24	[9]
Class 529-F-3:
12/31/2023	11.38	.46	.10	.56	(.45)	—	(.45)	11.49	5.03	—	[6]	.29		.28		4.05
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.42)	—	[6]	.27		.27		2.85
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.69)	—	[6]	.27		.27		1.62
12/31/2020[7,8]	14.00	.04	.23	.27	(.04)	(.44)	(.48)	13.79	1.90 [9]	—	[6]	.08	[9]	.04	[9]	.25	[9]
Class R-1:
12/31/2023	11.38	.34	.10	.44	(.33)	—	(.33)	11.49	3.96	50		1.33		1.33		3.05
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.31)	37		1.31		1.31		1.83
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.69)	42		1.29		1.29		.62
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.88	39		1.33		1.33		.85
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.21	39		1.35		1.35		1.61

Refer to the end of the table for footnotes.

The Bond Fund of America	99

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income to average net assets[3]
Class R-2:
12/31/2023	$11.38	$.34	$.10	$44	$(.33)	$—	$(.33)	$11.49	3.95%	$313	1.33%	1.33%	3.00%
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.33)	319	1.33	1.33	1.79
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.69)	409	1.30	1.30	.60
12/31/2020	13.09	.12	1.18	1.30	(.16)	(.44)	(.60)	13.79	9.91	468	1.30	1.30	.87
12/31/2019	12.57	.22	.69	.91	(.21)	(.18)	(.39)	13.09	7.22	410	1.34	1.34	1.61
Class R-2E:
12/31/2023	11.38	.37	.10	.47	(.36)	—	(.36)	11.49	4.26	36	1.04	1.04	3.31
12/31/2022	13.39	.25	(1.99)	(1.74)	(.25)	(.02)	(.27)	11.38	(13.07)	34	1.03	1.03	2.09
12/31/2021	13.79	.12	(.31)	(.19)	(.13)	(.08)	(.21)	13.39	(1.40)	44	1.00	1.00	.90
12/31/2020	13.09	.16	1.18	1.34	(.20)	(.44)	(.64)	13.79	10.22	46	1.02	1.02	1.14
12/31/2019	12.57	.25	.69	.94	(.24)	(.18)	(.42)	13.09	7.53	33	1.05	1.05	1.90
Class R-3:
12/31/2023	11.38	.39	.10	.49	(.38)	—	(.38)	11.49	4.42	523	.89	.89	3.45
12/31/2022	13.39	.27	(1.99)	(1.72)	(.27)	(.02)	(.29)	11.38	(12.93)	518	.87	.87	2.25
12/31/2021	13.79	.14	(.31)	(.17)	(.15)	(.08)	(.23)	13.39	(1.25)	673	.85	.85	1.05
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.40	743	.86	.86	1.31
12/31/2019	12.57	.27	.69	.96	(.26)	(.18)	(.44)	13.09	7.70	633	.89	.89	2.06
Class R-4:
12/31/2023	11.38	.42	.10	.52	(.41)	—	(.41)	11.49	4.73	510	.58	.58	3.76
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31)	(.02)	(.33)	11.38	(12.67)	476	.57	.57	2.55
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.94)	588	.54	.54	1.35
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.73	688	.55	.55	1.61
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.03	567	.59	.59	2.37
Class R-5E:
12/31/2023	11.38	.45	.10	.55	(.44)	—	(.44)	11.49	4.94	183	.39	.39	3.98
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.50)	150	.37	.37	2.77
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.75)	160	.34	.34	1.60
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.95	88	.35	.35	1.78
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.25	43	.37	.37	2.53
Class R-5:
12/31/2023	11.38	.46	.10	.56	(.45)	—	(.45)	11.49	5.04	303	.29	.29	4.06
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.40)	283	.27	.27	2.85
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.65)	373	.25	.25	1.69
12/31/2020	13.09	.26	1.18	1.44	(.30)	(.44)	(.74)	13.79	11.06	192	.26	.26	1.91
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.35	173	.29	.29	2.67
Class R-6:
12/31/2023	11.38	.46	.10	.56	(.45)	—	(.45)	11.49	5.09	16,255	.24	.24	4.11
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.36)	14,744	.22	.22	2.93
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	15,035	.20	.20	1.71
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.11	13,449	.21	.21	1.95
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	10,434	.24	.24	2.72

Refer to the end of the table for footnotes.

100	The Bond Fund of America

Financial highlights (continued)

	Year ended December 31,
Portfolio turnover rate for all share classes[10,11]	2023	2022	2021	2020	2019
Excluding mortgage dollar roll transactions	91%	74%	74%	113%	127%
Including mortgage dollar roll transactions	466%	412%	368%	535%	286%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During one of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.

Refer to the notes to financial statements.

The Bond Fund of America	101

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Bond Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the investment portfolio, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Costa Mesa, California
February 12, 2024

We have served as the auditor of one or more American Funds investment companies since 1956.

102	The Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2023, through December 31, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Bond Fund of America	103

Expense example (continued)

	Beginning account value 7/1/2023	Ending account value 12/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,033.51	$3.18	.62%
Class A – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class C – actual return	1,000.00	1,029.64	7.01	1.37
Class C – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class T – actual return	1,000.00	1,035.05	1.69	.33
Class T – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class F-1 – actual return	1,000.00	1,033.31	3.38	.66
Class F-1 – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class F-2 – actual return	1,000.00	1,034.92	1.80	.35
Class F-2 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class F-3 – actual return	1,000.00	1,035.48	1.23	.24
Class F-3 – assumed 5% return	1,000.00	1,024.00	1.22	.24
Class 529-A – actual return	1,000.00	1,033.28	3.38	.66
Class 529-A – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 529-C – actual return	1,000.00	1,029.39	7.26	1.42
Class 529-C – assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class 529-E – actual return	1,000.00	1,032.38	4.30	.84
Class 529-E – assumed 5% return	1,000.00	1,020.97	4.28	.84
Class 529-T – actual return	1,000.00	1,034.57	2.10	.41
Class 529-T – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class 529-F-1 – actual return	1,000.00	1,034.42	2.31	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class 529-F-2 – actual return	1,000.00	1,034.93	1.80	.35
Class 529-F-2 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 529-F-3 – actual return	1,000.00	1,035.27	1.44	.28
Class 529-F-3 – assumed 5% return	1,000.00	1,023.79	1.43	.28
Class R-1 – actual return	1,000.00	1,029.81	6.86	1.34
Class R-1 – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class R-2 – actual return	1,000.00	1,029.79	6.86	1.34
Class R-2 – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class R-2E – actual return	1,000.00	1,031.32	5.38	1.05
Class R-2E – assumed 5% return	1,000.00	1,019.91	5.35	1.05
Class R-3 – actual return	1,000.00	1,032.10	4.56	.89
Class R-3 – assumed 5% return	1,000.00	1,020.72	4.53	.89
Class R-4 – actual return	1,000.00	1,033.67	3.02	.59
Class R-4 – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class R-5E – actual return	1,000.00	1,034.67	2.05	.40
Class R-5E – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-5 – actual return	1,000.00	1,035.20	1.49	.29
Class R-5 – assumed 5% return	1,000.00	1,023.74	1.48	.29
Class R-6 – actual return	1,000.00	1,035.48	1.23	.24
Class R-6 – assumed 5% return	1,000.00	1,024.00	1.22	.24

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

104	The Bond Fund of America

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2023:

Qualified dividend income	$3,023,000
Section 163(j) interest dividends	$2,897,132,000
Corporate dividends received deduction	$1,005,000
U.S. government income that may be exempt from state taxation	$777,430,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2024, to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their tax advisors.

The Bond Fund of America	105

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

106	The Bond Fund of America

Board of trustees and other officers

Independent trustees1

Name, year of birth and position with fund	Year first elected as a trustee[2]	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	88	None
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	93	None
Jennifer C. Feikin, 1968	2022	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California	102	Hertz Global Holdings, Inc.
Leslie Stone Heisz, 1961	2022	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	102	Edwards Lifesciences; Public Storage, Inc.
Mary Davis Holt, 1950	2015–2016; 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former COO, Time Life Inc. (1993–2003)	89	None
Merit E. Janow, 1958	2010	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	99	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2010	President and CEO, Bipartisan Policy Center; former President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina	93	None
Alexandra Trower, 1964	2019	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	88	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	88	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Public Storage, Inc.

Interested trustees4,5

Name, year of birth and position with fund	Year first elected as a trustee/ officer[2]	Principal occupation(s) during the past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years
Michael C. Gitlin, 1970	2015	Partner – Capital Fixed Income Investors, Capital Research and Management Company; President, Chief Executive Officer and Director, The Capital Group Companies, Inc.[6]; Vice Chairman and Director, Capital Research and Management Company	88	None
Karl J. Zeile, 1966	2019	Partner – Capital Fixed Income Investors, Capital Research and Management Company	23	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by referring to the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Refer to page 108 for footnotes.

The Bond Fund of America	107

Other officers5

Name, year of birth and position with fund	Year first elected as an officer[2]	Principal occupation(s) during the past five years and positions held with affiliated entities or the principal underwriter of the fund
Pramod Atluri, 1976 President	2016	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Director, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Principal Executive Officer	2003	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President – Fund Business Management Group, Capital Research and Management Company
David J. Betanzos, 1974 Senior Vice President	2016	Partner – Capital Fixed Income Investors, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President	2015	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Fergus N. MacDonald, 1969 Senior Vice President	2015	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Courtney R. Taylor, 1975 Secretary	2006-2014, 2023	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Becky L. Park, 1979 Treasurer	2021	Vice President – Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate – Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President – Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2011	Senior Vice President – Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

108	The Bond Fund of America

Office of the fund
333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov or our website.

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor, in connection with this report. J.P. Morgan disclaimer: https://www.jpmm.com/research/disclosures.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, 55th Floor, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Paul S. Williams, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

BFA

Registrant:

a) Audit Fees:
Audit	2022	206,000
	2023	31,000

b) Audit-Related Fees:
	2022	13,000
	2023	12,000

c) Tax Fees:
	2022	10,000
	2023	10,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2022	None
	2023	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2022	2,394,000
	2023	1,979,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2022	394,000
	2023	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2022	None
	2023	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $2,812,000 for fiscal year 2022 and $2,001,000 for fiscal year 2023. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama___________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 29, 2024

By ___/s/ Becky L. Park__________________
Becky L. Park, Treasurer and Principal Financial Officer

Date: February 29, 2024